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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-HYM-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–111.35%(a)

Alabama–3.20%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$3,250	$3,517,930
Series 2016, RB	6.00%	06/01/2050	5,400	5,985,630
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	12,750	14,607,292
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,583,656
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	12,645,834
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,554,259
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,791,672
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,705	6,551,925
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (c)(d)	6.50%	10/01/2038	7,000	5,733,490
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (c)(d)	6.60%	10/01/2042	11,700	9,541,584
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.50%	10/01/2039	27,640	22,387,847
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.75%	10/01/2046	96,055	77,562,491
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.90%	10/01/2050	64,400	51,393,776
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	24,000	29,994,480
Series 2016 A, Gas Project RB	5.00%	09/01/2046	17,940	22,420,874
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (e)	6.95%	01/01/2020	3	0
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (f)(g)	0.83%	07/01/2040	2,851	2,851,000
				277,123,740

Alaska–0.05%

Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB (h)	0.00%	06/01/2046	27,225	2,760,343
Series 2006 C, Second Sub. Asset-Backed CAB RB (h)	0.00%	06/01/2046	20,860	1,480,225
				4,240,568

American Samoa–0.13%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	11,345	11,087,809

Arizona–2.23%

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. Education RB (i)	6.00%	07/01/2037	13,845	14,470,517
Series 2017, Ref. Education RB (i)	6.00%	07/01/2047	15,000	15,559,650
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB (i)	5.13%	07/01/2037	1,180	1,224,887
Series 2017-A, Ref. Education RB (i)	5.38%	07/01/2050	6,000	6,246,300
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB (i)	5.70%	07/01/2047	10,730	10,899,212
Series 2016, Education RB (i)	5.80%	07/01/2052	4,920	4,999,556
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (i)	5.00%	07/01/2047	4,000	4,063,320
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,764,983
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,176,022
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB (i)	5.00%	07/01/2046	2,125	2,168,201
Series 2016 A, Ref. Education RB (i)	5.00%	07/01/2046	2,000	2,040,660
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	3,015,955

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (i)	6.75%	07/01/2044	$5,250	$6,009,308
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,956,726
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (b)	5.00%	07/01/2022	3,500	3,654,315
Series 2008 A, Sr. Lien Airport RB (b)	5.00%	07/01/2024	5,000	5,219,350
Series 2008 A, Sr. Lien Airport RB (b)	5.00%	07/01/2026	5,000	5,218,250
Series 2009 A, Jr. Lien Water System RB (b)(j)(k)	5.00%	07/01/2019	8,935	9,683,485
Series 2009 A, Jr. Lien Water System RB (b)(j)(k)	5.00%	07/01/2019	6,785	7,353,379
Series 2009 A, Jr. Lien Water System RB (b)(j)(k)	5.00%	07/01/2019	5,500	5,960,735
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/2026	2,200	2,202,509
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,388,157
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB (i)	5.38%	06/15/2035	2,370	2,399,246
Series 2015, Ref. Education Facility RB (i)	5.63%	06/15/2045	3,500	3,559,850
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,211,287
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,413,673
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,298,350
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	217,380
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,548,682
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (j)(k)	8.50%	07/01/2019	1,665	1,893,771
Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,030,757
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,798,245
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB (j)(k)	6.10%	06/01/2019	1,400	1,539,860
Pima (County of) Industrial Development Authority (Premier Charter High School); Series 2016 A, Ref. Education Facility RB (i)	7.00%	07/01/2045	3,315	3,250,921
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	433,700
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	51,693
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,357,564
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	4,957,097
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (i)	7.13%	07/01/2027	1,517	1,520,080
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	260	260,348
Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,883,762
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,372,158
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/2033	3,000	3,212,610
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,897,781
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments); Series 2017 B, Multifamily Housing RB	2.50%	05/01/2051	1,700	1,005,470
Series 2017 A, Multifamily Housing RB	5.50%	05/01/2051	4,435	2,914,549
University Medical Center Corp.; Series 2009, Hospital RB (j)(k)	6.25%	07/01/2019	1,650	1,828,514
Series 2009, Hospital RB (j)(k)	6.50%	07/01/2019	2,100	2,337,993
Series 2011, Hospital RB (j)(k)	6.00%	07/01/2021	2,600	3,101,566
				193,572,384

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–14.39%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	$6,000	$6,459,060
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (j)(k)	7.63%	01/01/2020	4,340	5,076,281
Bakersfield (City of); Series 2007 A, Wastewater RB (b)(j)(k)	5.00%	09/15/2017	14,990	15,173,628
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (b)(j)(k)	5.13%	04/01/2019	22,295	24,014,390
Series 2017 F-1, Toll Bridge RB (b)	5.00%	04/01/2056	21,000	24,243,240
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (h)	0.00%	06/01/2033	16,125	6,438,390
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (h)	0.00%	06/01/2046	25,000	3,671,750
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (b)	5.25%	04/01/2040	6,255	8,543,830
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	8,745	11,281,925
Series 2014 U-6, RB (b)	5.00%	05/01/2045	15,000	20,332,350
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,382,950
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047	10,000	12,905,200
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (i)	5.00%	11/01/2036	1,500	1,570,110
Series 2016 A, RB (i)	5.00%	11/01/2046	3,000	3,104,850
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (i)	6.63%	01/01/2032	1,000	1,081,230
Series 2012, RB (i)	6.88%	01/01/2042	1,500	1,626,615
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (i)	6.13%	07/01/2038	2,860	2,928,897
Series 2008 B, Educational Facility RB (i)	6.13%	07/01/2043	2,000	2,046,900
Series 2008 B, Educational Facility RB (i)	6.13%	07/01/2048	3,840	3,928,243
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (i)	6.00%	07/01/2038	1,170	1,197,905
Series 2008 A, Educational Facility RB (i)	6.13%	07/01/2048	2,415	2,473,081
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB (j)(k)	8.50%	10/01/2019	1,000	1,174,050
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	7,000	7,558,180
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,738,739
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (i)(l)	5.00%	07/01/2037	13,500	14,464,305
Series 2012, Water Furnishing RB (i)(l)	5.00%	11/21/2045	29,210	31,279,821
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (i)(l)	7.00%	12/01/2027	2,750	2,697,310
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,436,050
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,194,450
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,186,520
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	8,000	8,195,040
Series 2011, RB	7.25%	11/01/2031	1,500	1,752,615
Series 2011, RB	7.50%	11/01/2041	5,500	6,470,145
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,761,037
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB (j)(k)	6.00%	05/15/2018	5,000	5,251,400
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000) (i)	6.75%	06/01/2045	6,700	6,792,326

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	$4,350	$4,770,254
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB (j)(k)	5.25%	07/01/2017	3,000	3,011,070
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB (k)	5.40%	06/01/2017	700	700,000
Series 2010, RB (j)(k)	7.50%	06/01/2019	1,640	1,834,799
Series 2016, Ref. RB (i)	5.00%	06/01/2036	4,250	4,397,263
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	5,000	5,485,250
Series 2016 A, RB (i)	5.00%	12/01/2036	1,500	1,631,355
Series 2016 A, RB (i)	5.25%	12/01/2056	39,000	42,648,060
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (i)	7.00%	11/15/2029	1,745	1,946,303
Series 2009, Senior Living RB (i)	7.25%	11/15/2041	3,500	3,889,970
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	6.00%	10/01/2042	2,895	3,097,245
Series 2012, RB	6.00%	10/01/2047	1,785	1,915,823
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,060,000
Series 2006 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2046	181,950	26,715,718
California (State of); Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2035	6,605	7,870,650
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	14,440	17,233,129
Series 2017, Various Purpose Unlimited Tax GO Bonds	5.00%	08/01/2046	26,500	31,043,425
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,379,812
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,729,925
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,788,881
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,082,452
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB (j)(k)	6.10%	09/01/2018	2,615	2,786,309
Series 2008, Special Tax RB (j)(k)	6.20%	09/01/2018	5,960	6,357,830
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2046	227,175	47,016,138
Eden (Township of) Healthcare District; Series 2010, COP (j)(k)	6.13%	06/01/2020	2,510	2,889,387
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,299,912
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,668,983
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,620,841
Foothill-Eastern Transportation Corridor Agency; Series 2014 A, Ref. Conv. Toll Road CAB RB (d)	6.85%	01/15/2042	5,000	4,296,550
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (c)(h)	0.00%	01/15/2036	65,000	31,060,250
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (c)(h)	0.00%	01/15/2037	20,000	9,097,600
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,145,400
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,918,920
Golden State Tobacco Securitization Corp.; Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	19,205	19,347,117
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,360	28,498,964
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	46,490	46,487,675
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	47,843,650
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB (h)	0.00%	06/01/2047	185,000	26,097,950
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (c)	5.00%	09/01/2037	3,395	3,406,781

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	$3,630	$3,631,924
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2036	158,815	42,851,463
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (h)	0.00%	06/01/2057	46,635	2,448,804
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	435	439,668
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (b)	5.00%	07/01/2043	66,530	75,271,376
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	6.50%	03/01/2028	5,515	5,686,572
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,719,618
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	2,260	2,222,055
Regents of the University of California; Series 2014 AM, RB (b)	5.00%	05/15/2044	34,545	39,599,624
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB (j)(k)	6.25%	10/01/2018	1,780	1,909,744
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,946,190
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB (j)(k)	6.13%	09/01/2018	1,000	1,066,730
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB (j)(k)	6.00%	09/01/2017	11,110	11,253,541
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2036	7,650	3,655,017
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2037	13,130	5,988,987
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2038	13,515	5,892,675
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2039	13,895	5,812,973
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2040	14,280	5,724,424
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(h)	0.00%	08/01/2041	14,080	5,413,056
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	20,980	24,694,509
Series 2011, RB	8.00%	12/01/2031	9,875	12,008,691
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (d)	5.25%	07/01/2042	10,000	6,157,700
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (j)(k)	6.25%	08/01/2019	1,000	1,114,830
Series 2009 D, Tax Allocation RB (j)(k)	6.50%	08/01/2019	1,000	1,120,180
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (h)	0.00%	08/01/2036	5,710	2,124,291
Series 2013 C, Special Tax CAB RB (h)	0.00%	08/01/2038	2,000	650,260
Series 2013 C, Special Tax CAB RB (h)	0.00%	08/01/2043	17,000	4,082,380
San Gorgonio Memorial Health Care District (Election 2006); Series 2009 C, Unlimited Tax GO Bonds (j)(k)	7.20%	08/01/2017	13,000	13,139,750
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,649,460
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	14,154,140
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (l)	6.40%	12/01/2041	14,123	14,130,485
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,006,100
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,637,206
San Jose (City of); Series 2017 A, Ref. Airport RB (b)(l)	5.00%	03/01/2041	9,990	11,512,576
Series 2017 A, Ref. Airport RB (b)(l)	5.00%	03/01/2047	20,010	22,933,060
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (d)	6.63%	08/01/2042	4,080	3,520,836
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds (d)	6.70%	09/01/2041	17,605	14,567,257
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB (j)(k)	7.00%	09/01/2019	3,500	3,974,950

See accompanying notes which are an integral part of this schedule.

                     Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (c)(d)	6.75%	02/01/2052	$7,500	$5,089,950
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB (h)	0.00%	06/01/2047	20,000	2,652,400
Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2036	10,000	3,484,800
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB (m)	6.15%	12/01/2043	4,400	4,356,044
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2045	18,085	537,486
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2046	18,085	510,359
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2047	18,085	441,636
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2048	18,085	410,891
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2049	18,085	374,721
Series 2008 A, Tax Allocation CAB RB (h)	0.00%	12/01/2050	18,085	347,594
Series 2008 A, Tax Allocation RB (e)	6.00%	12/01/2033	1,475	1,460,265
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (h)	0.00%	06/01/2046	35,000	4,860,100
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (h)	0.00%	06/01/2046	27,200	3,571,360
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (h)	0.00%	06/01/2046	47,000	4,538,790
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,037
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,850,548
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,205,164
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,875	3,896,933
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/01/2023	14,550	3,339,953
Series 2013 B, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/01/2023	7,000	1,510,250
Series 2013 B, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/01/2023	15,715	3,185,273
Series 2013 B, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/01/2023	37,560	6,298,436
				1,247,145,546

Colorado–3.32%

Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	1,015,591
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,640	3,487,593
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	1,750	1,752,888
Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	4,735	4,742,765
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	3,016,680
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2047	7,000	7,103,880
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,686,449
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,021,400
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,611,204
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB (j)(k)	7.00%	08/01/2018	1,500	1,605,015
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2007, Charter School RB (j)(k)	5.88%	10/01/2017	2,500	2,541,175
Series 2007, Charter School RB (j)(k)	6.00%	10/01/2017	1,635	1,662,599
Series 2008 A, Charter School RB (j)(k)	7.25%	10/01/2018	500	541,905
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (i)	6.75%	04/01/2040	1,730	1,747,421
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (j)(k)	7.40%	12/01/2018	2,000	2,192,300
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,201,000
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,761,400

See accompanying notes which are an integral part of this schedule.

                     Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	$750	$800,933
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,712,450
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	21,000	23,372,370
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (i)	5.75%	12/01/2035	1,150	1,188,629
Series 2015 A, Ref. RB (i)	6.13%	12/01/2045	1,300	1,373,541
Series 2015 A, Ref. RB (i)	6.25%	12/01/2050	4,070	4,323,276
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (j)(k)	6.00%	11/15/2020	1,600	1,863,472
Series 2010 A, RB (j)(k)	6.25%	11/15/2020	4,750	5,572,320
Series 2011, RB (j)(k)	5.75%	11/15/2021	1,000	1,193,470
Series 2011, RB (j)(k)	6.00%	11/15/2021	1,195	1,439,091
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,120
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,259,804
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,814,477
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	15,432,734
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (e)(j)(k)	7.00%	12/01/2017	16,990	17,505,646
Cornerstar Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,022,780
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,658,032
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (l)	5.25%	10/01/2032	17,110	17,286,233
Series 2007 A, Ref. Special Facilities Airport RB (l)	5.75%	10/01/2032	16,400	16,595,980
Douglas (County of) Sierra Ridge Metropolitan District No. 2, Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,040,920
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,439,085
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (n)	3.38%	12/01/2032	4,500	2,248,155
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,940	5,245,934
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	965	1,034,142
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,104,176
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,038,355
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,014,520
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,699	2,699,513
Johnston (Town of) Plaza Metropolitan District; Series 2016 A, Special RB	5.25%	12/01/2036	4,000	3,679,400
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	10,968,480
Lincoln Park Metropolitan District; Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (j)(k)	6.13%	12/01/2017	6,250	6,415,000
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (j)(k)	6.20%	12/01/2017	5,550	5,698,573
Montezuma (County of) Hospital District; Series 2007, Ref. RB (j)(k)	5.90%	10/01/2017	5,950	6,049,305
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	230	230,416
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,448
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,208,370
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,520,460
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (n)	1.80%	12/01/2034	1,500	398,025
North Range Metropolitan District No. 2, Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	3,270	3,310,613
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,945,379
Series 2017 B, Ref. Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,859,998

See accompanying notes which are an integral part of this schedule.

                     Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	$15,895	$22,653,713
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	380,050
Solaris Metropolitan District No.3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,795,429
University of Colorado; Series 2014 A, Enterprise RB (b)	5.00%	06/01/2046	16,835	19,060,250
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (h)(j)(k)	0.00%	12/01/2021	1,000	1,301,690
				288,048,022

Connecticut–0.24%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $4,405,000) (e)(i)	5.13%	10/01/2036	4,405	1,321,632
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	3,180	3,298,741
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,227,917
Series 2009 C, RB (j)	5.50%	01/01/2022	2,000	1,999,900
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,355,320
				21,203,510

Delaware–0.08%

Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,231,218
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,401,557
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (l)	6.25%	06/01/2028	3,405	3,407,281
				7,040,056

District of Columbia–1.72%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada) (f)(g)	0.79%	10/01/2036	12,350	12,350,000
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,000	2,176,820
Series 2011, RB	6.63%	03/01/2041	5,150	5,640,435
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,791,280
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,356,970
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	12,010,864
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (j)(k)	6.38%	10/01/2019	2,000	2,246,040
Series 2009, Hospital RB (j)(k)	6.50%	10/01/2019	5,000	5,629,450
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (h)	0.00%	06/15/2055	60,320	2,661,318
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB (b)	5.00%	10/01/2052	20,000	23,244,800
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	27,000	30,424,410
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/2025	16,165	17,713,930
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2038	21,000	24,033,240
				149,279,557

Florida–5.80%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	10,500	10,546,830
Series 2007, IDR	5.88%	11/15/2042	20,365	20,531,178
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/2044	2,500	2,698,875
Series 2014, RB	6.38%	11/15/2049	5,250	5,674,200
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,200,090
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,988,225
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,386,340

See accompanying notes which are an integral part of this schedule.

                     Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/2031	$3,000	$3,499,860
Series 2011 A, RB	8.13%	11/15/2041	11,200	13,001,184
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,951,660
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (e)	7.88%	05/01/2038	4,900	1,466,766
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB (i)	6.00%	07/01/2045	4,000	4,267,200
Series 2015, Ref. Senior Housing RB (i)	6.00%	07/01/2050	4,940	5,236,301
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,597,290
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB (i)	6.75%	12/01/2035	5,405	5,453,267
Series 2015, First Mortgage RB (i)	7.00%	12/01/2045	2,000	2,019,220
Series 2015, First Mortgage RB (i)	7.13%	12/01/2050	2,000	2,021,300
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/2035	620	620,112
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,030	1,030,175
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (i)	8.13%	05/15/2044	5,560	6,408,122
Series 2014 A, Continuing Care Community RB (i)	8.25%	05/15/2049	44,570	51,548,325
Series 2015, Continuing Care Community RB (i)	5.25%	05/15/2022	4,915	4,915,000
Series 2015 A, Continuing Care Community RB (i)	5.50%	05/15/2025	345	347,663
Series 2015 A, Continuing Care Community RB (i)	6.25%	05/15/2035	875	883,146
Series 2015 A, Continuing Care Community RB (i)	6.50%	05/15/2049	3,000	3,055,920
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,111,640
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (j)(k)	7.25%	10/01/2021	14,000	17,518,480
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017, Ref. Secondary Sub. Lien CAB RB (h)(i)	0.00%	05/15/2037	970	145,500
Series 2017, Ref. Taxable Sr. Lien Conv. CAB RB (d)(i)	6.38%	05/15/2037	1,280	832,000
Series 2017 A, Ref. Taxable Sr. Lien RB (i)	6.38%	05/15/2037	2,705	2,765,592
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,572,108
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,564,118
Series 2015, Educational Facilities RB (i)	6.13%	06/15/2046	14,035	14,406,647
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/2038	2,610	2,717,480
Series 2012, RB	7.00%	10/01/2026	110	120,618
Series 2012, RB	7.25%	10/01/2041	595	669,179
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (e)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB (e)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB (d)	6.75%	05/01/2039	29,060	5,766,666
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/2023	265	254,694
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (j)(k)	8.00%	08/15/2019	1,000	1,161,540
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (i)	6.25%	09/01/2027	10,500	10,547,670
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,170	1,166,829
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,325,690
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,693,050
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,685,194
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,918,900
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/2032	1,880	1,913,408
Series 2012, IDR	5.75%	06/15/2042	3,210	3,265,244

See accompanying notes which are an integral part of this schedule.

                     Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	$6,835	$6,840,126
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (b)(j)(k)	5.00%	07/01/2018	15,210	15,890,800
Series 2016 A, Ref. Unlimited Tax GO Bonds (b)	5.00%	07/01/2037	15,605	18,177,952
Series 2016 A, Ref. Unlimited Tax GO Bonds (b)	5.00%	07/01/2038	15,985	18,551,392
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (b)(c)(l)	5.25%	10/01/2033	16,500	17,318,565
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (j)(k)	6.00%	08/01/2020	365	421,101
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	150,729
Series 2010, Ref. Hospital RB (j)(k)	6.13%	08/01/2020	185	214,152
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	72,591
Miami-Dade (County of) School Board; Series 2008 B, COP (b)(j)(k)	5.25%	05/01/2018	5,000	5,201,850
Series 2008 B, COP (b)(j)(k)	5.25%	05/01/2018	10,000	10,403,700
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (h)	0.00%	10/01/2035	12,000	5,555,520
Series 2009, Sub. Special Obligation CAB RB (h)	0.00%	10/01/2042	42,215	14,208,303
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/2032	6,750	6,776,055
Series 2007, First Mortgage RB	5.50%	07/01/2038	7,450	7,478,757
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,480	1,481,006
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,326,341
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,318
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,344
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,318
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,506
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (b)(j)(k)	5.00%	05/01/2024	20,305	24,927,636
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (o)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	380	380,030
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,285,590
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,410	1,228,392
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/2021	400	425,704
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,500,965
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (f)(g)	0.78%	11/01/2038	2,355	2,355,000
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	1,220	1,220,720
Reunion East Community Development District; Series 2002 A-2, Special Assessment RB (m)	7.38%	05/01/2033	145	2
Series 2005, Special Assessment RB (e)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	155	160,253
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,145	2,202,786
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (i)	10.00%	12/28/2021	5,350	5,349,519
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.50%	10/01/2024	5,350	5,405,159
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (e)	5.38%	01/01/2049	11,363	7,267,455
Series 2014 B, Ref. Sub. Health Care RB (e)	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (j)(k)	6.00%	08/01/2020	4,000	4,605,320

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB (j)(k)	6.25%	11/15/2019	$150	$168,869
Series 2009 A, Ref. RB (j)(k)	6.50%	11/15/2019	1,000	1,131,840
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,445	1,011,283
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,385	4,802,101
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,473,580
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)(c)	6.00%	10/01/2029	13,440	18,078,278
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/2036	1,785	1,784,893
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (m)	6.80%	05/01/2039	4,895	1,468,598
West Villages Improvement District; Series 2007, Special Assessment RB (e)	5.50%	05/01/2038	8,400	8,400,336
				503,002,324

Georgia–1.08%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,359,536
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,817,520
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (j)(k)	7.38%	01/01/2019	12,000	13,218,720
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	37,555	43,819,549
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,306,176
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,200	2,429,878
Series 2010, RAC	6.13%	09/01/2040	5,510	6,024,799
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (l)	6.13%	01/01/2034	9,615	9,635,769
				93,611,947

Hawaii–0.25%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB (j)(k)	8.75%	11/15/2019	795	929,371
Series 2009 A, Special Purpose Senior Living RB (j)(k)	9.00%	11/15/2019	6,530	7,783,825
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(j)(k)	5.25%	04/01/2019	12,000	12,951,480
				21,664,676

Idaho–0.45%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000) (e)(i)(l)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/2044	10,440	11,271,233
Series 2014 A, RB	8.13%	10/01/2049	9,000	9,748,530
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	1,445	1,446,777
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,399,699
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,047,170
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2045	1,000	1,045,710
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	765,008
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-profit Facilities RB (i)	6.75%	07/01/2028	69	70,461
Series 2014 A, Ref. Non-profit Facilities RB (i)	6.75%	07/01/2036	526	533,173
Series 2014 A, Ref. Non-profit Facilities RB (i)	6.75%	07/01/2048	1,061	1,066,252
Series 2014 B, Ref. Non-profit Facilities CAB RB (h)(i)	0.00%	07/01/2049	9,112	918,958
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB (j)(k)	8.25%	07/02/2018	745	803,699
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB (j)(k)	6.13%	07/02/2018	1,580	1,668,828
				38,785,574

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–10.99%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	$560	$557,715
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,860	1,937,655
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,590	2,715,537
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,012,250
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,000,040
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,472,730
Series 2005, Sales Tax RB	6.25%	01/01/2024	4,945	4,895,995
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,250	2,266,965
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (i)	6.25%	09/01/2045	4,000	4,137,440
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	2,970	3,023,015
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,460	1,739,115
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,645	2,645,503
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(j)(k)	5.00%	01/01/2018	14,000	14,342,300
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2044	31,000	34,585,150
Series 2016 C, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2045	19,750	22,297,158
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (b)	5.25%	12/01/2049	27,000	30,113,640
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	2,645	2,674,254
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,180,487
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,040,650
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,183,890
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,142,190
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,529,200
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	10,764,275
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	379,380
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	403,928
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,060,890
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,049,610
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,650,037
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,191,111
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,433,045
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,249,838
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,489,106
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,023,360
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	65,150	68,090,871
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,250	7,439,587
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,531,499
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,461	1,254,761
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	430	444,057
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,251,680
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,452,897
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,756,412

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/2027	$2,500	$2,416,525
Series 2012 A-2, RB	7.00%	11/15/2027	2,460	2,459,779
Series 2012 B, Ref. Sub. RB	4.00%	11/15/2052	9,584	6,738,625
Series 2012 C-1, Ref. Sub. RB (h)	0.00%	11/15/2052	3,902	136,178
Series 2012 C-2, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	212,274
Series 2012 C-3, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	133,361
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	7,820,050
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris, N.A.) (f)(g)	0.78%	02/01/2042	1,915	1,915,000
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/2025	840	840,336
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,625,385
Series 2010, RB	7.13%	02/15/2039	1,710	1,787,737
Series 2010, RB	7.25%	02/15/2045	8,900	9,315,185
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB (e)	7.50%	02/15/2020	110	72,567
Series 2010 A, RB (e)	7.90%	02/15/2025	3,285	2,167,115
Series 2010 A, RB (e)	8.00%	02/15/2028	3,030	1,998,891
Series 2010 A, RB (e)	8.00%	02/15/2030	90	59,373
Series 2010 A, RB (e)	8.13%	02/15/2040	14,480	9,552,456
Series 2010 A, RB (e)	8.25%	02/15/2046	28,435	18,758,569
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (i)	6.00%	12/01/2045	3,715	3,775,406
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (f)(g)(i)	0.85%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/2028	500	500,470
Series 2006 A, RB	6.00%	08/15/2026	3,850	3,855,236
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,468,577
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,273,660
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,574,280
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,948,159
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,857,098
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	9,000	9,235,350
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/2028	3,490	3,691,862
Series 2008, RB	7.75%	09/15/2038	8,215	9,208,522
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	7,144	818,702
Series 2016 A, RB	6.20%	05/15/2030	103	100,675
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,743,957
Series 2016 A, RB	6.33%	05/15/2048	12,101	11,756,604
Series 2016 A, RB	6.44%	05/15/2055	23,164	22,350,017
Series 2016 B, RB	5.63%	05/15/2020	6,948	6,898,633
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,388,753
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,260,698
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,851,675
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB (j)(k)	7.75%	08/15/2019	120	137,674
Series 2009 A, RB (j)(k)	7.75%	08/15/2019	12,680	14,547,510
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	792,015
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,575,480

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (j)(k)	7.25%	11/01/2018	$24,235	$26,398,458
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,538,750
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,093,273
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,162,200
Series 2009, RB (j)(k)	6.88%	08/15/2019	21,875	24,667,344
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,475	1,479,705
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.(The)) (f)(g)	0.79%	01/01/2037	4,355	4,355,000
Illinois (State of) Finance Authority (Three Crowns Park Plaza); Series 2006 A, RB	5.88%	02/15/2026	1,000	1,001,390
Series 2006 A, RB	5.88%	02/15/2038	1,500	1,501,275
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,155	3,465,515
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,103,210
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	27,000	30,272,400
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.13%	11/15/2035	10,565	11,334,766
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,585,211
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, MFH RB (i)	5.45%	01/01/2046	2,500	2,329,750
Series 2016 A, MFH RB (i)	5.60%	01/01/2056	2,700	2,520,288
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	42,670	43,528,520
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	10,015	10,137,984
Series 2012, CAB RB (h)	0.00%	12/15/2050	33,755	5,606,368
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,009,680
Series 2012 B, CAB RB (h)	0.00%	12/15/2051	2,365	370,714
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (c)(i)	6.20%	06/15/2018	1,010	1,033,216
Illinois (State of) Toll Highway Authority; Series 2015 B, Sr. RB (b)	5.00%	01/01/2040	20,000	22,747,200
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)(j)(k)	5.50%	01/01/2018	29,000	29,794,890
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,135,697
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	5,105	5,443,717
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	37,921,185
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	5,620	5,925,840
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	11,421,410
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,177,541
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,095	3,267,237
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000) (i)(m)(n)	2.88%	12/30/2025	1,800	683,928
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, CAB Dedicated State Tax RB (INS-NATL) (c)(h)	0.00%	06/15/2034	25,000	12,079,000
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/2036	4,520	4,531,255
Series 2011, RB	8.50%	06/01/2041	3,290	3,624,001
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (m)	5.80%	03/01/2037	5,615	280,806
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	19,542,539
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (c)	8.00%	06/01/2017	1,090	1,090,000
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	749,608
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,729,220
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB (j)(k)	6.95%	01/01/2018	1,010	1,045,835
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,375	1,335,593

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB (n)	3.90%	01/01/2026	$3,045	$1,825,660
Series 2007, Business District RB (n)	3.90%	01/01/2027	285	170,880
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (e)	6.25%	03/01/2035	5,408	2,433,708
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,755	3,767,316
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (l)	6.10%	12/01/2041	3,700	3,749,876
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/2030	2,000	2,103,440
Series 2010, RB	7.25%	11/15/2040	3,200	3,362,656
Series 2010, RB	7.38%	11/15/2045	1,700	1,784,592
Series 2012, RB	6.00%	05/15/2042	6,205	6,392,329
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (l)	7.00%	12/01/2042	2,880	2,960,381
				952,301,999

Indiana–2.06%

Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB (i)	6.63%	01/15/2034	625	648,513
Series 2017, RB (i)	6.75%	01/15/2043	1,625	1,685,905
Series 2017, RB (i)	6.88%	01/15/2052	1,850	1,919,079
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,550	1,710,828
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,266,765
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,385,108
Series 2012 A, RB	7.13%	11/15/2047	9,940	10,880,821
Chestertown (Town of) (Storypooint Chesterton); Series 2016 A-1, Economic Development RB (i)	6.38%	01/15/2051	3,000	3,041,250
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,368,460
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,978,807
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.) (f)(g)	0.76%	10/01/2040	1,000	1,000,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (b)	5.00%	12/01/2040	15,750	17,987,760
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	990	991,396
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,362,812
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,593,233
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (l)	5.25%	01/01/2051	37,790	41,060,724
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,250,675
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2012, Economic Development Adjustable Rate RB (j)(l)(q)	1.20%	06/01/2017	4,000	4,000,000
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,290,945
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (l)	6.75%	01/01/2034	10,785	12,889,153
Series 2013, Exempt Facilities RB (l)	7.00%	01/01/2044	11,000	13,271,060
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (i)(j)(k)	5.70%	09/01/2017	8,000	8,096,240
Series 2007, RB (i)(j)(k)	5.75%	09/01/2017	5,780	5,850,285
Series 2007, RB (i)(j)(k)	5.80%	09/01/2017	5,645	5,714,321
				178,244,140
See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–3.29%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (j)(k)	6.00%	06/01/2018	$1,250	$1,314,025
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (j)(k)	6.00%	06/01/2018	5,000	5,256,100
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (j)(k)	6.00%	06/01/2018	5,500	5,781,710
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (j)(k)	5.25%	06/15/2020	1,250	1,404,713
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB (r)	7.25%	06/01/2035	5,755	6,385,288
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	15,260	15,675,225
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	52,950	54,864,672
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,864,888
Series 2013, Midwestern Disaster Area RB (i)	5.88%	12/01/2026	2,420	2,491,656
Series 2013, Midwestern Disaster Area RB (i)	5.88%	12/01/2027	10,330	10,730,081
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,004,590
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,934,207
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,753,658
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,352,194
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	23,436,875
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,393,339
Series 2005 D, Asset-Backed CAB RB (h)	0.00%	06/01/2046	181,600	27,430,680
Series 2005 E, Asset-Backed CAB RB (h)	0.00%	06/01/2046	225,990	22,978,663
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN (j)(k)	5.60%	09/01/2017	7,415	7,504,128
				285,556,692

Kansas–0.53%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	1,900	2,088,138
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB (j)(k)	7.13%	05/15/2019	500	558,590
Series 2009, Health Care Facilities RB (j)(k)	7.25%	05/15/2019	1,500	1,679,400
Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,000,940
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,500,945
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,052,717
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,475,352
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	535	523,679
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB (n)	4.03%	12/01/2025	445	213,627
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	400,850
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB (n)	4.11%	12/01/2025	1,000	480,060
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.13%	12/15/2036	1,000	1,105,820
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,496,000
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,370,150
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	15,104,320
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,960,057
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,907,932
				45,918,577

Kentucky–1.09%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	13,245	14,014,667
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	8,500	8,997,505

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB (j)(k)	7.00%	05/15/2021	$2,500	$3,060,475
Series 2011, RB (j)(k)	7.25%	05/15/2021	3,050	3,763,151
Series 2011, RB (j)(k)	7.38%	05/15/2021	1,000	1,238,640
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,626,384
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (c)(h)	0.00%	10/01/2026	13,930	10,491,937
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (c)(h)	0.00%	10/01/2027	12,955	9,365,169
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,406,760
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (j)(k)	6.50%	06/01/2020	8,000	9,280,400
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,435,492
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,694,228
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.60%	07/01/2039	10,000	8,609,500
Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.75%	07/01/2043	5,000	4,311,050
Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.88%	07/01/2046	8,000	6,926,640
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,930,620
				94,152,618

Louisiana–1.45%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (c)	6.50%	12/01/2018	1,705	1,724,113
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	3,560	4,033,587
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,569,346
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,378,115
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,315,782
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,435,508
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,336,810
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (i)	6.38%	12/01/2034	28,250	29,968,448
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Solid Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $46,000,000) (i)(l)	7.75%	07/01/2039	46,000	17,061,400
Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (i)(l)	7.00%	07/01/2024	2,000	750,440
Series 2015 A, Waste Disposal Facilities RB (l)	8.00%	07/01/2039	22,550	8,589,972
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $477,454) (i)	5.75%	10/30/2018	477	485,184
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB (b)(l)	5.00%	01/01/2048	17,750	20,086,610
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (j)(k)	6.00%	01/01/2019	3,000	3,239,970
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	10,000	10,024,200
				125,999,485

Maine–0.50%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2016 A, RB	5.00%	07/01/2041	5,000	5,214,850
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,844,530

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–(continued)

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	$14,300	$14,869,140
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2036	3,425	3,782,570
Series 2011, RB	6.75%	07/01/2041	11,505	12,637,783
Series 2011, RB	7.50%	07/01/2032	2,500	2,861,450
				43,210,323

Maryland–1.23%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	965	998,022
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,361,898
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,174,236
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	15,605	16,055,360
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	2,000	2,242,440
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2046	3,500	3,908,415
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,982	18,984,088
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,625	3,909,961
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,285	5,826,712
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,565	8,874,967
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,057,960
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	742,032
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,467,811
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,647,101
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,676,130
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/2027	4,475	4,475,627
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,747,795
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (j)(k)	6.00%	01/01/2018	14,000	14,407,680
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 1999, Air Cargo RB (l)	6.50%	07/01/2024	4,525	4,534,865
Series 2003, Ref. Air Cargo RB (l)	7.34%	07/01/2024	955	957,636
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN (h)	0.00%	01/01/2037	12,198	1,418,438
				106,469,174

Massachusetts–2.02%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (i)(l)	5.25%	11/01/2042	21,875	21,958,344
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	4,925	4,928,398
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,510
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,685	3,687,469
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)(j)(k)	5.50%	11/15/2018	23,660	25,265,094
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	135	135,814
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	5,015	6,812,426

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (j)(k)	6.85%	10/15/2019	$745	$847,415
Series 2009 A, RB (j)(k)	6.90%	10/15/2019	895	1,019,038
Series 2009 A, RB (j)(k)	8.00%	10/15/2019	1,000	1,163,960
Series 2009 A, RB (j)(k)	8.00%	10/15/2019	4,850	5,645,206
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,148,110
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,302,192
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,290	2,293,160
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities Adjustable Rate RB (INS-AMBAC) (c)(l)(q)	2.25%	01/01/2031	8,000	6,980,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/2030	32,040	42,504,264
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	36,580	44,554,074
				174,745,474

Michigan–1.58%

Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,762,797
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,543,505
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,393,520
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,291,053
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	14,112,534
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/2025	1,020	687,684
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	644,360
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,370,469
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,774,505
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,437,971
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-2, Ref. Local Government Loan Program RB (l)	5.00%	07/01/2044	5,125	5,494,820
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,944,580
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,528,800
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,773,232
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	28,000	31,596,320
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,871,267
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, Limited Obligation RB (i)	5.00%	07/01/2036	1,970	1,883,556
Series 2016, Limited Obligation RB (i)	5.00%	07/01/2046	1,000	921,020
Series 2016, Limited Obligation RB (i)	5.00%	07/01/2051	2,000	1,823,840
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (l)	7.50%	01/01/2021	1,695	1,664,253
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.75%	03/01/2031	1,486	1,486,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,644,320
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,158,404
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB (i)	5.00%	07/01/2036	4,550	4,300,478
Series 2016 A, Ref. Limited Obligation RB (i)	5.00%	07/01/2046	2,000	1,842,840
Series 2016 A, Ref. Limited Obligation RB (i)	5.00%	07/01/2051	750	681,840
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	2,938,040
Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB (n)	3.75%	04/01/2033	11,620	2,125,182
Series 2002, RB (n)	3.94%	04/01/2022	3,485	637,372
				137,334,562

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–1.60%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB (j)(k)	7.00%	11/01/2019	$4,070	$4,673,947
Anoka (City of) Minnesota (Homestead at Anoka, Inc.); Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,518,165
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	3,957,187
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/2030	500	524,480
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,048,480
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,592,975
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,782,694
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,700,481
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	12,173,325
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	5.50%	07/01/2035	665	674,490
Series 2015, Charter School Lease RB	5.50%	07/01/2040	1,500	1,508,670
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,832,480
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,963,160
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB (j)(k)	7.00%	08/01/2018	18,000	19,260,180
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,062,765
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,617,780
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)(g)	0.79%	04/01/2037	6,860	6,860,000
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,601,415
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,197,850
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,112,020
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,705,300
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	2,000	2,153,400
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/2036	1,555	1,677,332
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	929,893
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,217,700
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	455	475,916
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	953,750
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,725,534
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,328,480
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,070,000
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,027,420
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,673,505
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,002,700
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,108,540
Series 2011 A, Charter School Lease RB (j)(k)	6.63%	09/01/2021	1,500	1,829,730
Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,519,886
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,175,479
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,161,730
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,927,200

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	$1,530	$1,588,263
				138,914,302

Mississippi–0.13%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (f)	0.79%	12/01/2030	11,200	11,200,000

Missouri–1.62%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB	7.00%	05/01/2022	1,750	1,613,237
Series 2002, RB	7.20%	05/01/2033	5,250	4,496,205
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB (j)(k)	7.75%	11/01/2018	505	552,975
Series 2009 B, Sales Tax Increment Allocation RB (j)(k)	6.50%	11/01/2018	995	1,072,361
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,061,740
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,708,676
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	505	501,672
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,585,032
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	3,027,561
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB (j)(k)	6.38%	05/01/2018	3,400	3,569,218
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	835	694,394
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (n)	3.75%	05/01/2036	3,190	1,147,475
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (n)	2.00%	12/01/2028	1,250	262,288
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,070,250
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,337,638
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,269,437
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (l)	5.25%	10/15/2038	2,140	1,959,983
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (l)	6.45%	05/01/2040	2,003	2,004,322
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (l)	7.55%	06/15/2022	585	585,907
Series 2000 B, MFH RB (l)	7.55%	06/15/2035	3,430	3,434,973
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB (j)(k)	8.00%	05/15/2020	7,000	8,382,080
Series 2010 A, Retirement Community RB (j)(k)	8.25%	05/15/2020	3,500	4,216,380
Series 2010 A, Retirement Community RB (j)(k)	8.25%	05/15/2020	22,000	26,502,960
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,421,255
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,257,150
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (i)	6.00%	06/01/2046	6,170	6,185,919
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	335	342,015
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,549,770
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,351,687
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB (b)	5.00%	11/15/2041	6,210	6,995,068
Series 2011 B, RB (b)	5.00%	11/15/2037	10,500	11,827,410
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB (j)(k)	6.85%	04/01/2018	2,800	2,920,680

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	$6,750	$6,754,590
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,510
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,001,360
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,083,370
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,591,070
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (j)(k)	6.38%	12/01/2017	3,770	3,875,937
Series 2007 A, Senior Living Facilities RB (j)(k)	6.38%	12/01/2017	8,030	8,255,643
				140,220,198

Montana–0.04%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,046,550
Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,398,091
				3,444,641

Multiple States–0.16%

Non-Profit Preferred Funding Trust I; Series 2006 A-1, RB (i)	5.22%	09/15/2037	5,000	342,824
Series 2006 A-2A, RB (i)	4.38%	09/15/2037	1,700	116,560
Series 2006 C, RB (i)	4.72%	09/15/2037	3,000	2,775,000
Series 2007 A-2-G, RB (i)	4.29%	09/15/2037	13,465	923,224
Series 2007 A-2-L, RB (Acquired 08/05/2014; Cost $18,103,094) (i)	4.24%	09/15/2037	44,302	3,037,556
Series 2007 A-2-T, RB (Acquired 08/05/2014-02/08/2016; Cost $13,125,502) (i)	4.37%	09/15/2037	37,335	2,559,865
Series 2007 A-2-Z, RB (i)	4.64%	09/15/2037	58,200	3,990,468
				13,745,497

Nebraska–0.40%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	23,382,278
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,303,050
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,364,560
				35,049,888

Nevada–0.38%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,805	3,810,137
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,036,940
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB (i)	4.38%	06/15/2035	4,000	3,741,200
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (j)(k)	8.00%	06/15/2019	10,300	11,743,648
Las Vegas (City of) Valley Water District; Series 2016 A, Ref. & Improvement Limited Tax GO Bonds (b)	5.00%	06/01/2046	9,665	11,138,623
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB (j)(k)	6.50%	09/01/2018	310	326,480
Series 2008, Special Assessment Limited Obligation Improvement RB (j)(k)	6.75%	09/01/2018	1,395	1,495,272
				33,292,300

New Hampshire–0.14%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	8,805	9,193,124
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/2031	620	696,161
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,397,595
				12,286,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.18%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (l)	5.25%	09/15/2029	$21,000	$22,926,960
Series 2000 B, Special Facility RB (l)	5.63%	11/15/2030	20,000	22,554,400
Series 2003, Special Facility RB (l)	5.50%	06/01/2033	16,480	18,292,306
Series 2012, Special Facility RB (l)	5.75%	09/15/2027	34,325	37,830,955
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/2028	500	510,840
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,527,600
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 A, RB	6.00%	07/01/2032	650	654,895
Series 2012 A, RB	6.10%	07/01/2044	2,050	2,050,758
Series 2012 C, RB	5.30%	07/01/2044	3,000	2,669,190
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (l)	5.38%	01/01/2043	24,860	27,875,269
Series 2013, Private Activity RB (l)	5.63%	01/01/2052	22,695	25,620,385
New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	10,833,100
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	30,121,021
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	25,515,487
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (j)(k)	6.63%	07/01/2018	10,000	10,620,800
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, Transportation System CAB RB (h)	0.00%	12/15/2038	63,105	20,516,698
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2029	2,110	1,163,813
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2030	8,620	4,491,106
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2031	10,965	5,405,087
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2036	45,555	16,660,375
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,107,528
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,335,700
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	9,000	9,156,060
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,705,653
Series 2014, Transportation Program Floating Rate Notes (j)(q)	1.98%	12/15/2021	33,000	32,041,350
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,185,900
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	39,891,464
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	55,925	55,834,401
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	27,125	27,194,169
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	55,235	55,211,801
				535,505,071

New Mexico–0.47%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	810	811,758
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,536,550
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,812,400
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,853,059
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,424,160
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	1,980	1,981,722
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds (i)	6.00%	05/01/2040	8,500	8,781,945
				41,201,594

New York–10.65%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	1,960	1,949,730

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (h)	0.00%	07/15/2034	$14,345	$7,274,923
Series 2009, PILOT CAB RB (h)	0.00%	07/15/2044	25,805	8,193,346
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,700	1,707,293
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,999,200
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	26,000	30,468,880
Metropolitan Transportation Authority; Series 2002 G-1H, Ref. Floating Rate RB (j)(q)	1.49%	02/01/2022	45,000	45,350,100
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,843,606
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,446,517
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,432,620
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	4,118	4,113,313
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,298,220
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,242,872
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	61,730	61,655,924
Series 2006 B, CAB Asset-Backed RB (h)	0.00%	06/01/2046	105,990	16,466,606
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,456,400
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(l)	5.00%	10/15/2027	15,400	17,330,852
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(l)	5.00%	10/15/2028	10,760	12,054,320
Two Hundred Series 2017, Ref. Consolidated RB (b)	5.25%	10/15/2057	20,000	23,685,400
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (j)(k)	5.25%	11/01/2017	5,850	5,959,103
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/2047	16,470	18,751,754
Series 2014 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/2046	15,050	17,083,405
Series 2017 DD, Water & Sewer System RB (b)	5.25%	06/15/2047	14,150	17,021,177
Series 2017 EE, Ref. Water & Sewer System RB (b)	5.25%	06/15/2036	5,000	6,129,350
Series 2017 EE, Ref. Water & Sewer System RB (b)	5.25%	06/15/2037	4,995	6,093,700
Subseries 2011 A-1, VRD Water & Sewer System RB (f)	0.80%	06/15/2044	1,465	1,465,000
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (b)	5.00%	05/01/2042	25,775	29,404,636
Subseries 2012 F-1, Future Tax Sec. RB (b)	5.00%	05/01/2039	14,000	15,929,060
Subseries 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2042	17,340	19,972,559
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/2038	31,010	36,408,531
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (h)	0.00%	06/01/2038	69,350	20,000,540
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (b)	5.00%	03/15/2031	15,000	16,945,200
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	57,078,750
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2041	26,940	30,794,845
New York (State of) Housing Finance Agency (505 West 37th Street Housing); Series 2009 B, Ref. VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (f)(g)	0.82%	05/01/2042	2,700	2,700,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (i)	5.00%	11/15/2044	49,160	52,858,798
Series 2014, Class 2, Ref. RB (i)	5.38%	11/15/2040	2,500	2,734,825
Series 2014, Class 3, Ref. Liberty RB (i)	7.25%	11/15/2044	45,000	53,881,650
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (b)	5.00%	06/15/2034	20,000	21,518,600
New York State Urban Development Corp.; Series 2013 A-1, RB (b)	5.00%	03/15/2043	26,175	29,469,909
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (l)	5.00%	08/01/2026	6,500	7,009,080
Series 2016, Ref. Special Facilities RB (l)	5.00%	08/01/2031	5,000	5,334,550
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (l)	5.00%	07/01/2046	5,000	5,466,800
Series 2016 A, Special Facilities RB (l)	5.25%	01/01/2050	41,870	46,212,338
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (i)(l)	5.25%	11/01/2042	15,475	15,556,398

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (h)	0.00%	08/15/2060	$65,000	$2,143,700
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (i)	5.50%	01/01/2037	2,500	2,499,925
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	8,017,103
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB (b)	5.00%	11/15/2037	10,000	11,928,600
Series 2017 B, Ref. General RB (b)	5.00%	11/15/2038	11,000	13,079,220
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (i)(l)	7.00%	06/01/2046	38,000	38,030,400
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,676	5,029,511
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,604,292
				923,083,431

North Carolina–0.29%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (b)(j)(k)	5.25%	04/01/2018	7,836	8,118,253
Series 2008, RB (INS-AGM) (b)(c)	5.25%	10/01/2028	5,015	5,195,640
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,177,913
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	902,506
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,591,182
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (j)(k)	5.75%	10/01/2017	3,000	3,048,570
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,217,800
				25,251,864

North Dakota–0.04%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.10%	04/15/2036	1,500	1,522,740
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	2,023,020
				3,545,760

Ohio–6.41%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,204,277
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,282,448
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	4,880	4,710,322
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	972,090
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	41,366,427
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	119,165	117,839,885
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	8,035	8,055,811
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	21,420,231
Series 2007 B, First Sub. Asset-Backed CAB RB (h)	0.00%	06/01/2047	360,485	26,182,026
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB (j)(k)	5.75%	11/01/2017	2,000	2,040,420
Series 2007 A, Health Care RB (j)(k)	6.00%	11/01/2017	2,000	2,042,500
Series 2007 A, Health Care RB (j)(k)	6.00%	11/01/2017	2,550	2,604,187
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (i)	6.75%	01/01/2044	14,900	15,869,692
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (l)	5.38%	09/15/2027	4,190	4,201,816
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,355	2,357,967
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,006,480
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,648,645
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/2032	3,500	3,507,945

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	$23,920	$25,060,745
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	10,600	11,813,700
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	32,000	35,338,560
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,189,200
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	29,625	34,337,449
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,165,880
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,435,175
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,670,579
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,157,900
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	6,996,535
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	41,640,460
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	10,971,198
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,100	1,124,046
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,496,342
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB (l)	5.60%	08/01/2032	14,765	14,764,852
Series 1998, Solid Waste Disposal RB (l)	5.65%	03/01/2033	13,000	13,018,980
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,135	1,118,872
Series 2009 D, Ref. PCR (j)	4.25%	09/15/2021	2,000	1,878,780
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (j)	4.38%	06/01/2022	14,000	13,159,160
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (j)	4.38%	06/01/2022	3,500	3,289,790
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,719,295
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,198,834
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (i)	6.13%	01/15/2034	2,000	2,044,300
Series 2016 A-1, RB (i)	6.25%	01/15/2043	5,000	5,109,000
Series 2016 A-1, RB (i)	6.38%	01/15/2051	4,000	4,102,240
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,193,850
				555,308,891

Oklahoma–1.49%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,722,979
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	7,360	6,108,432
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,557,526
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,419,828
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	12,750	12,876,352
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	6.63%	11/01/2036	1,750	1,765,103
Series 2016 A, RB	6.88%	11/01/2046	3,710	3,740,348
Series 2016 A, RB	7.00%	11/01/2051	4,250	4,301,000
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	2,501,825
Tulsa (City of) Municipal Airport Trust; Series 2000 B, Ref. RB (l)	5.50%	06/01/2035	10,500	11,172,105
Series 2001 A, Ref. RB (l)	5.50%	12/01/2035	15,000	16,210,500
Series 2001 B, Ref. RB (l)	5.50%	12/01/2035	43,250	46,501,535

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB (j)(k)	7.25%	05/01/2020	$5,350	$6,279,990
Series 2010 A, Senior Living Community RB (j)(k)	7.25%	05/01/2020	2,100	2,465,043
				129,622,566

Oregon–0.10%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (e)	7.50%	09/01/2027	1,600	158,960
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	250	272,348
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,188,463
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,574,122
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (i)	6.38%	11/01/2033	1,000	1,067,830
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,000	1,031,140
Series 2016 A, Ref. RB	5.00%	11/15/2051	730	742,074
				9,034,937

Pennsylvania–2.01%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,309,121
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,190	1,283,272
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR (j)	4.25%	04/01/2021	10,000	9,389,000
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (j)	4.38%	07/01/2022	925	869,500
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (l)	6.13%	11/01/2034	4,175	4,305,886
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (j)(k)	7.13%	07/01/2019	2,145	2,409,007
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	936,833
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB (j)(k)	6.25%	12/15/2017	1,000	1,028,270
Series 2007 A, RB (j)(k)	6.38%	12/15/2017	1,500	1,543,410
Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,376,515
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,308,636
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2046	4,250	4,337,890
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	8,000	8,364,000
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,064,110
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,034,540
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)(g)	0.77%	06/01/2037	3,305	3,305,000
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (m)	6.00%	09/01/2036	6,515	6,332,645
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,548,747
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	5,345	5,448,796
Series 2014 B, Conv. CAB RB (d)	7.50%	02/01/2044	1,379	515,679
Series 2014 C, RB (h)	0.00%	02/01/2044	4,122	41
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)(g)	0.77%	09/01/2028	2,369	2,369,000
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,314,640

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	$6,000	$6,796,620
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (b)	5.00%	06/15/2034	15,450	17,460,200
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (l)	5.50%	11/01/2044	4,000	4,305,840
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,584,701
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (l)	6.00%	06/01/2031	15,000	15,000,300
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,445
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (d)	6.00%	12/01/2037	7,000	5,148,500
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	2,540	2,506,269
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,410,965
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,058,210
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,086,483
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB (j)(k)	6.00%	08/01/2020	500	576,510
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,468,467
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,041,284
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,652,655
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/2033	2,000	2,106,000
Series 2013, RB (i)	6.75%	06/15/2043	8,000	8,458,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)(g)	0.79%	11/01/2029	85	85,000
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (l)	6.50%	01/01/2038	4,300	4,412,230
Washington (County of) Hospital Authority (The Washington Hospital); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (f)(g)	0.80%	07/01/2037	700	700,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)(g)	0.77%	07/01/2027	7,370	7,370,000
				173,910,217

Puerto Rico–1.23%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (h)	0.00%	05/15/2050	270,980	32,842,776
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB (e)	5.00%	07/01/2028	2,345	1,588,737
Series 2010 CCC, RB (e)	5.25%	07/01/2027	830	562,325
Series 2012 A, RB (e)	4.80%	07/01/2029	1,850	1,230,250
Series 2012 A, RB (e)	5.00%	07/01/2029	7,000	4,742,500
Series 2012 A, RB (e)	5.00%	07/01/2042	5,000	3,375,000
Series 2013 A, RB (e)	7.00%	07/01/2033	2,600	1,771,250
Series 2013 A, RB (e)	7.00%	07/01/2043	2,195	1,492,600
Puerto Rico Sales Tax Financing Corp.; First Sr. Series 2009 C, RB	5.75%	08/01/2057	5,000	2,864,850
Series 2007 A, CAB Sales Tax RB (INS-NATL) (c)(h)	0.00%	08/01/2044	145,800	31,255,146
Series 2007 A, CAB Sales Tax RB (INS-NATL) (c)(h)	0.00%	08/01/2046	132,305	25,315,239
				107,040,673

Rhode Island–0.06%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (j)(k)	6.25%	05/15/2019	2,000	2,205,820
Series 2009 A, Hospital Financing RB (j)(k)	7.00%	05/15/2019	2,500	2,792,500

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–(continued)

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	$30	$31,019
				5,029,339

South Carolina–0.15%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,013,750
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,035,120
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	1,426	1,418,043
Series 2012, Ref. RB	6.00%	11/15/2042	4,777	4,681,994
Series 2012, Ref. RB	6.00%	11/15/2047	3,205	3,092,582
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	538	71,821
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	2,182	291,449
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	1,584	211,616
				12,816,375

Tennessee–0.47%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	6,000	6,222,000
Series 2016 B, CAB Sales Tax RB (h)(i)	0.00%	12/01/2031	5,000	2,251,100
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	3,000	3,005,880
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,599,340
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (j)(k)	9.25%	04/01/2019	12,655	14,543,506
				40,621,826

Texas–10.92%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (l)(m)	6.50%	11/01/2029	9,265	405,066
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,736,525
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,323,410
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,023,640
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (i)	5.75%	01/01/2034	5,060	5,064,908
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (j)(k)	6.20%	07/01/2020	2,000	2,310,340
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (l)	7.00%	01/01/2039	3,785	3,788,179
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB (j)(k)	5.25%	07/01/2022	7,100	8,459,863
Series 2012, Ref. RB (j)(k)	5.50%	07/01/2022	13,410	16,142,556
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (j)(l)	5.90%	05/01/2028	3,850	3,987,792
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,264,725
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/2028	700	687,491
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	244,528
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	973,220
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB (j)(k)	6.75%	01/01/2021	17,500	20,930,350
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/2041	1,130	1,224,129
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015, Education RB	5.75%	08/15/2038	1,000	1,052,640
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,577,120
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB (j)(k)	6.25%	12/01/2020	5,000	5,868,850

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	$10,000	$11,327,000
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (d)	5.85%	10/01/2048	17,000	15,407,440
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	49,584,179
Series 2013 B, Sub. Tier Toll RB (b)	5.25%	10/01/2051	24,405	28,483,808
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/2017	50	50,059
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	600	622,836
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,206,777
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.50%	07/01/2017	610	29,250
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.63%	01/01/2020	345	16,543
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.75%	01/01/2034	3,595	172,380
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,505,339
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	3,750	3,873,750
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (e)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB (e)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB (e)	6.38%	11/15/2019	1,210	12
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/2033	2,500	2,560,700
Series 2008, RB	6.00%	02/15/2038	5,155	5,273,204
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (l)	6.63%	07/15/2038	14,000	15,628,200
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (l)	4.75%	07/01/2024	685	745,951
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (l)	5.00%	07/01/2029	11,750	12,659,685
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB (b)	5.00%	07/01/2023	6,580	6,867,217
Series 2009 A, Ref. Sr. Lien Airport System RB (b)	5.00%	07/01/2024	3,670	3,829,388
Series 2009 A, Ref. Sr. Lien Airport System RB (b)	5.00%	07/01/2025	6,800	7,093,828
Series 2009 A, Ref. Sr. Lien Airport System RB (b)	5.00%	07/01/2026	3,000	3,128,610
Series 2011 A, Ref. First Lien Utility System RB (b)	5.25%	11/15/2031	18,360	20,805,368
Series 2015 B-1, Airport System RB (l)	5.00%	07/15/2030	15,000	16,301,850
Series 2015 B-1, Airport System RB (l)	5.00%	07/15/2035	21,545	22,987,222
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB (j)(k)	6.50%	05/15/2021	270	325,912
Series 2011, RB (j)(k)	6.50%	05/15/2021	230	276,538
Series 2011 A, RB (j)(k)	6.88%	05/15/2021	790	964,503
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (j)(k)	6.25%	08/15/2019	1,210	1,346,452
Series 2009 A, RB (j)(k)	6.38%	08/15/2019	7,225	8,059,415
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (i)	5.60%	08/15/2045	4,420	4,624,690
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/15/2024	50,000	12,475,000
Series 2014 C, Unlimited Tax CAB GO Bonds (h)(j)(k)	0.00%	08/15/2024	71,355	16,742,024
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (h)	0.00%	08/15/2037	4,070	1,746,722
Lone Star College System; Series 2009, Limited Tax GO Bonds (b)(j)(k)	5.00%	08/15/2019	23,200	25,249,720
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/2028	500	494,730
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	394,244
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	393,516
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB (i)(l)	6.50%	12/01/2033	10,900	10,537,793
Mission Economic Development Corp. (Natgasoline); Series 2016 A, Sr. Lien RB (i)(l)	5.75%	10/01/2031	16,500	17,320,710
Series 2016 B, Sr. Lien RB (i)(l)	5.75%	10/01/2031	14,695	15,425,929

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	$4,325	$4,870,296
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,375,352
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,830	1,843,945
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	9,300	9,438,012
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2016 A, Ref. Education RB (i)	5.00%	08/15/2046	2,500	2,478,225
Series 2017 A, Education RB (i)	5.00%	08/15/2037	2,000	2,005,860
Series 2017 A, Education RB (i)	5.13%	08/15/2047	2,085	2,090,150
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (i)	5.50%	08/15/2035	845	857,743
Series 2015 A, Education RB (i)	5.75%	08/15/2045	1,690	1,724,155
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,224,236
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (b)(j)(k)	5.75%	01/01/2018	30,545	31,422,863
Series 2011 B, Special Project System CAB RB (h)	0.00%	09/01/2037	15,500	6,124,980
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	2,730	2,715,886
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (j)(k)	5.88%	09/01/2018	805	855,208
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/2029	570	611,627
Series 2009 A, Education RB (j)(k)	6.50%	08/15/2019	5,215	5,836,315
Series 2009 A, Education RB	6.50%	08/15/2039	1,105	1,188,604
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (i)(j)(l)	7.25%	02/13/2020	73,000	75,924,380
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,560,590
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,116,096
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,782,700
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (e)	5.45%	11/15/2038	2,055	0
Series 2013, Retirement Facility RB (e)	5.75%	11/15/2039	1,693	0
Series 2013, Retirement Facility RB (e)	6.05%	11/15/2046	1,295	0
Series 2013, Retirement Facility RB (e)	6.05%	11/15/2046	5,998	0
Series 2013, Retirement Facility RB (e)	6.15%	11/15/2049	2,904	0
Series 2013, Retirement Facility RB (e)	6.25%	05/09/2053	659	0
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB (j)(k)	6.70%	08/15/2020	1,000	1,176,560
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (l)	8.00%	07/01/2038	37,110	16,266,426
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (j)(k)	6.13%	11/15/2019	1,000	1,121,730
Series 2009, Retirement Facility RB (j)(k)	6.38%	11/15/2019	7,150	8,063,555
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,513,005
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,515,250
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,411,103
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, Retirement Facility RB	6.63%	11/15/2037	2,500	2,559,200
Series 2017, Retirement Facility RB	6.75%	11/15/2047	3,625	3,714,356
Series 2017, Retirement Facility RB	6.75%	11/15/2052	3,200	3,264,736
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	754,020
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	2,250	2,264,895
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,509,525
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,607,936
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,368,875
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	18,000	18,805,500
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	34,545	35,831,110

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	$1,775	$1,526,340
Series 2017 A, Retirement Facility RB	4.38%	11/15/2034	595	501,990
Series 2017 A, Retirement Facility RB	4.63%	11/15/2041	3,125	2,629,906
Series 2017 A, Retirement Facility RB	4.88%	11/15/2048	7,000	5,920,250
Series 2017 A, Retirement Facility RB	5.00%	11/15/2055	13,000	10,973,040
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,274,117
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,274,392
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	7,128,167
Series 2009 B, Retirement Facility RB (j)	5.25%	11/15/2017	1,040	1,036,620
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (l)	6.90%	07/02/2024	100	102,577
Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB (b)	5.00%	07/15/2028	5,000	5,025,700
Series 2008 B, Sub. Lien State Revolving Fund RB (b)	5.00%	07/15/2029	11,425	11,483,725
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	11,083,500
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (l)	5.00%	12/31/2045	8,365	9,069,835
Series 2016, Sr. Lien RB (l)	5.00%	12/31/2050	3,845	4,153,523
Series 2016, Sr. Lien RB (l)	5.00%	12/31/2055	23,135	24,910,843
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	39,289,301
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	15,126,083
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (l)	6.75%	06/30/2043	18,450	21,479,121
Series 2013, Sr. Lien RB (l)	7.00%	12/31/2038	4,000	4,602,360
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,038,690
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (j)(k)	6.88%	02/15/2020	1,455	1,679,943
Series 2010 A, Education RB (j)(k)	7.13%	02/15/2020	1,810	2,101,591
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (i)	7.00%	12/01/2034	3,255	3,254,609
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,268,407
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB (j)(k)	7.00%	11/01/2020	2,005	2,394,110
Series 2010, RB	7.00%	11/01/2030	495	563,721
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.25%	11/01/2019	3,925	3,927,080
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB (j)(k)	5.00%	07/01/2017	5,300	5,318,497
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB (j)(k)	5.38%	09/01/2019	465	510,175
Series 2009, Tax Increment Allocation Contract RB (j)(k)	5.50%	09/01/2019	2,250	2,474,843
				946,522,089

Utah–0.70%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,125	2,125,914
Salt Lake City (City of); Series 2017 A, Airport RB (b)(l)	5.00%	07/01/2042	39,030	45,335,297
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB (i)	5.35%	07/15/2017	150	150,156
Series 2007 A, Charter School RB (i)	5.63%	07/15/2037	2,700	2,700,945
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,731,955
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	744,151

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/2030	$1,250	$1,335,575
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,672,650
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/2022	675	724,221
Series 2012, RB	6.30%	07/15/2032	850	927,036
Series 2012, RB	6.55%	07/15/2042	2,000	2,185,680
				60,633,580

Vermont–0.00%

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/2022	40	39,493
Series 2002 A, RB	6.50%	06/15/2032	175	169,857
				209,350

Virgin Islands–0.37%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	3,599,010
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,107,263
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	10,930,639
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	6,619,414
Series 2012 A, RB (i)	4.00%	10/01/2022	3,360	2,837,453
Series 2012 A, RB (i)	5.00%	10/01/2032	5,730	4,891,643
				31,985,422

Virginia–1.66%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,647,410
Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB (n)	4.95%	03/01/2025	1,179	760,891
Series 2003 B, Special Assessment RB (n)	5.06%	03/01/2034	6,463	4,171,866
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (e)	6.25%	03/01/2037	8,499	4,249,160
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,008,050
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,502,750
New Port Community Development Authority; Series 2006, Special Assessment RB (e)	5.50%	09/01/2026	492	245,769
Series 2006, Special Assessment RB (e)	5.60%	09/01/2036	1,670	834,215
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,506,244
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,630,933
Series 2007, Special Obligation RB	6.45%	09/01/2037	7,671	7,696,161
The Farms of New Kent Community Development Authority; Series 2006 B, Special Assessment RB (e)	5.45%	03/01/2036	7,000	1,749,160
Series 2006 C, Special Assessment RB (e)	5.80%	03/01/2036	7,250	1,811,630
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	20,719,896
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,974,260
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (l)	5.50%	01/01/2042	21,975	24,188,542
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (l)	5.00%	01/01/2040	40,550	42,638,730
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,410,550
				143,746,217

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–2.51%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	$6,720	$6,940,214
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,470,640
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	2,002,820
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	537,265
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,298,840
King (County of) Public Hospital District No. 4; Series 2015 A, RB	5.75%	12/01/2030	3,000	2,970,870
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,659,278
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,426,663
King (County of); Series 2011 B, Ref. Sewer RB (b)(j)(k)	5.00%	01/01/2021	38,540	43,835,781
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,013,640
Series 2007, RB	6.25%	12/01/2028	3,645	3,672,848
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (l)	5.00%	04/01/2030	19,500	21,103,095
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB (j)(k)	5.75%	12/01/2017	1,250	1,280,987
Series 2010, RB	5.75%	12/01/2035	6,000	6,584,100
Series 2010, RB	6.00%	12/01/2030	3,160	3,578,542
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (j)(k)	7.00%	07/01/2019	9,145	10,281,541
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (j)(k)	7.38%	03/01/2019	11,300	12,555,543
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (j)(k)	5.63%	10/01/2019	3,415	3,781,225
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (i)	5.00%	07/01/2036	750	776,550
Series 2016 A, Ref. RB (i)	5.00%	07/01/2046	1,700	1,743,605
Series 2016 A, Ref. RB (i)	5.00%	07/01/2051	8,650	8,820,405
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (i)(j)(k)	6.20%	01/01/2018	19,025	19,611,350
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (i)	7.00%	07/01/2045	2,150	2,159,675
Series 2015 A, RB (i)	7.00%	07/01/2050	1,500	1,505,655
Series 2015 B-1, TEMPS-85SM RB (i)	5.50%	01/01/2024	7,000	7,002,800
Series 2015 B-2, TEMPS-65SM RB (i)	4.88%	01/01/2022	1,625	1,624,935
Series 2015 B-3, TEMPS-45SM RB (i)	4.38%	01/01/2021	1,875	1,860,225
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (i)	5.00%	01/01/2051	7,300	7,455,855
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB (i)	5.00%	07/01/2041	1,000	1,010,870
Series 2016, Ref. Non-Profit RB (i)	5.00%	07/01/2046	1,000	1,007,220
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (b)(j)(k)	5.00%	02/01/2019	18,450	19,718,438
				217,291,475

West Virginia–0.62%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (l)	5.50%	10/15/2037	4,250	4,273,545
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,225,304
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497) (i)	7.00%	06/01/2035	1,000	499,580
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,334,046
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (i)(l)	7.25%	02/01/2036	10,965	10,655,019

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	$1,255	$1,298,737
Series 2008, RB	6.50%	10/01/2038	14,000	14,348,180
Series 2008, RB	6.75%	10/01/2043	13,150	13,465,074
				54,099,485

Wisconsin–2.79%

Public Finance Authority (KU Campus Development Corporation - Central District Development Project); Series 2016, Lease Development RB (b)	5.00%	03/01/2041	24,000	27,234,000
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (l)	5.25%	04/01/2030	4,000	4,290,160
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (l)	5.75%	11/01/2037	4,000	4,061,120
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/2028	800	827,344
Series 2008, RB	7.25%	06/01/2038	1,000	1,031,960
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/2018	360	361,012
Series 1998, RB	5.75%	10/01/2028	2,485	2,488,703
Series 1998, Special Term RB	5.90%	10/01/2028	325	325,527
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,766,513
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB (j)(k)	7.25%	09/15/2019	4,000	4,564,160
Series 2009 A, RB (j)(k)	7.63%	09/15/2019	1,000	1,149,510
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2010, RB	7.00%	08/01/2033	2,000	2,007,180
Series 2012, RB	5.75%	08/01/2035	3,215	3,276,246
Series 2012, RB	5.88%	08/01/2042	2,660	2,711,125
Series 2013, RB	7.00%	08/01/2043	6,500	6,844,695
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB (i)	5.00%	06/01/2036	1,500	1,514,070
Series 2016 A, RB (i)	5.13%	06/01/2048	5,750	5,797,783
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB (i)	5.75%	11/01/2024	1,440	1,461,600
Series 2017 A, Sr. RB (i)	6.25%	11/01/2028	2,525	2,569,743
Series 2017 A, Sr. RB (i)	6.85%	11/01/2046	25,515	25,686,971
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	360	391,331
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,353,996
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,033,332
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,765,160
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	4,000	3,961,080
Series 2015, RB	5.75%	12/01/2045	6,660	6,608,318
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. Senior Living RB (i)	5.25%	05/15/2037	1,000	1,079,630
Series 2017 A, Ref. Senior Living RB (i)	5.25%	05/15/2042	1,230	1,321,733
Series 2017 A, Ref. Senior Living RB (i)	5.25%	05/15/2047	1,225	1,308,190
Series 2017 A, Ref. Senior Living RB (i)	5.25%	05/15/2052	2,300	2,442,830
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB (l)	7.25%	06/01/2035	2,000	2,009,380
Series 2017 B, Ref. Special Facilities RB (i)(l)	6.00%	06/01/2022	2,000	1,985,980
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB (i)	5.00%	06/15/2046	19,660	18,513,232
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,704,200
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/2042	6,340	6,518,091
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	7,849,500

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/2022	$560	$ 614,029
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,581,657
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,390,311
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (i)	5.00%	12/01/2031	6,830	6,611,030
Series 2016, Higher Education Facility RB (i)	5.25%	12/01/2039	3,785	3,612,063
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	38,800	44,427,940
				242,052,435

Wyoming–0.08%

West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,234,285
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,535,383
				6,769,668
Total Municipal Obligations (Cost $9,177,814,155)				9,653,174,728

Bonds & Notes–0.04%

Texas–0.04%

Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0) (i)	2.00%	02/25/2048	135	0
Texas Pellets Inc./German Pellets Texas LLC., Sr. Sec. Notes(i)	8.00%	07/30/2017	3,275	3,275,000
Total Bonds & Notes (Cost $3,275,000)				3,275,000
TOTAL INVESTMENTS(s)–111.39% (Cost $9,181,089,155)				9,656,449,728
FLOATING RATE NOTE OBLIGATIONS–(12.32)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1D)(t)				(1,067,755,000)
OTHER ASSETS LESS LIABILITIES–0.93%				80,100,701
NET ASSETS–100.00%				$8,668,795,429

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TAN	—Tax Anticipation Notes
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(c)	Principal and /or interest payments are secured by the bond insurance company listed.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2017 was $96,276,714, which represented 1.11% of the Fund’s Net Assets.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Zero coupon bond issued at a discount.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $1,026,816,209, which represented 11.85% of the Fund’s Net Assets.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	Security subject to the alternative minimum tax.

(m)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $13,527,089, which represented less than 1% of the Fund’s Net Assets.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(o)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2017 was $218,177, which represented less than 1% of the Fund’s Net Assets.

(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(r)	Security subject to crossover refunding.

(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Fund’s investments with a value of $1,797,392,399 are held by TOB Trusts and serve as collateral for the $1,067,755,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$9,649,254,709	$3,920,019	$9,653,174,728
Bonds & Notes	—	—	3,275,000	3,275,000
Total Investments	$—	$9,649,254,709	$7,195,019	$9,656,449,728

                     Invesco High Yield Municipal Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $998,382,813 and $591,162,446, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$778,179,860
Aggregate unrealized (depreciation) of investment securities	(297,549,591)
Net unrealized appreciation of investment securities	$480,630,269
Cost of investments for tax purposes is $9,175,819,459.

                                          Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-ITMI-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.24%

Alabama–1.91%

Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS-AGM) (a)(b)	5.00%	10/01/2033	$3,500	$4,067,175
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2025	1,500	1,798,500
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2028	1,500	1,762,755
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,172,880
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	6,051,950
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2012, RB	5.00%	12/01/2021	2,250	2,587,185
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,365,216
				23,805,661

Alaska–0.23%

Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (c)(d)	5.00%	09/01/2018	245	257,622
Series 2009, RB (c)(d)	5.00%	09/01/2018	5	5,257
Series 2009, RB (c)(d)	5.25%	09/01/2018	390	411,302
Series 2009, RB (c)(d)	5.25%	09/01/2018	10	10,545
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (c)(d)	5.50%	09/01/2019	1,000	1,099,930
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/2019	1,000	1,083,850
				2,868,506

Arizona–2.72%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,900,378
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,181,760
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,134,876
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,147,542
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	175	175,842
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,675	1,813,204
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	5.75%	07/01/2024	1,000	1,116,040
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,352,350
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	525	568,397
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	690,885
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (c)	5.25%	12/01/2018	340	354,739
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,065,120
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,623,595
University Medical Center Corp.; Series 2009, Hospital RB (c)	5.25%	07/01/2017	1,000	1,003,730
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	5.00%	07/15/2020	700	729,694
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	5.00%	07/15/2021	485	510,235
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	5.00%	07/15/2022	570	603,875
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	5.00%	07/15/2023	825	878,204
Series 2013 B, Unlimited Tax GO Bonds (e)	5.00%	07/15/2023	560	596,114
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,269,800

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	$1,000	$1,176,590
				33,892,970

Arkansas–0.13%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,565,163

California–8.43%

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-1-G, RB	5.00%	11/01/2027	4,000	5,055,880
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,668,285
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (e)	5.50%	07/01/2018	380	391,316
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/2027	7,000	7,588,350
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,400	1,529,150
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	445	470,570
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,337,410
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,680	1,871,755
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	6.25%	11/15/2019	385	408,169
California (State of); Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (f)	1.93%	05/01/2020	2,000	2,018,620
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (d)(f)	1.39%	12/01/2020	4,000	3,985,320
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (d)(f)	1.46%	12/01/2021	2,000	2,021,560
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (g)	0.00%	06/01/2033	3,780	1,509,278
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,203,632
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,117,240
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	928,074
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,187,670
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,328,050
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,127,230
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,885	5,913,836
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,295,380
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	4,000	4,751,760
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	4,000	4,808,080
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	502,788
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	497,282
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	423,791
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	816,173
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	582,920
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,300	2,620,045
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,488,736
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	5.50%	03/01/2018	50	50,991
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,145,910
Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,218,520
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,403,960
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	660,957
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	513,333

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Regents of the University of California; Series 2009 O, General RB (c)(d)(h)	5.75%	05/15/2019	$795	$870,263
Series 2009 O, General RB (c)(d)(h)	5.75%	05/15/2019	1,185	1,297,184
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,650,795
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,091,140
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,131,320
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (b)	5.00%	07/01/2023	700	828,310
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (b)	5.00%	05/01/2023	2,000	2,253,380
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(d)	6.00%	08/01/2019	1,085	1,203,775
Series 2009 D, Tax Allocation RB (c)(d)	6.25%	08/01/2019	1,000	1,114,830
Series 2011 D, Tax Allocation RB (c)(d)	6.63%	02/01/2021	500	601,060
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	830,040
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	448,222
San Jose (City of); Series 2011 A-1, Airport RB (b)	5.25%	03/01/2026	2,000	2,234,960
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/2026	3,195	3,682,685
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,159,471
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,348,644
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,205,660
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)	3.20%	06/01/2020	4,245	4,251,834
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,266,390
				104,911,984

Colorado–1.20%

Centerra Metropolitan District No. 1; Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2029	4,000	4,323,480
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (e)	5.00%	12/01/2025	550	563,041
Series 2015 A, Ref. RB (e)	5.50%	12/01/2030	750	770,228
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/2022	750	808,418
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,075,730
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2024	2,000	2,096,480
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2025	500	523,880
Denver (City & County of); Series 2012 A, Airport System RB (b)	5.00%	11/15/2022	740	865,045
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB (e)	5.00%	12/01/2017	1,170	1,186,555
Series 2013, Ref. Tax Allocation RB (e)	5.00%	12/01/2021	1,045	1,133,020
Series 2013, Ref. Tax Allocation RB (e)	5.00%	12/01/2022	500	546,735
University of Colorado; Series 2009 A, Enterprise System RB (c)(d)	5.50%	06/01/2019	1,000	1,089,510
				14,982,122

Connecticut–0.09%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/2021	1,000	1,118,500

District of Columbia–0.98%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada) (i)(j)	0.79%	10/01/2036	830	830,000
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,206,530

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	$3,000	$3,544,110
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (c)(d)	5.00%	12/01/2017	3,000	3,062,100
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB (b)	5.00%	10/01/2034	2,215	2,573,210
				12,215,950

Florida–4.23%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,762,355
Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	649,677
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	491,718
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	425,708
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2028	1,750	2,117,762
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,111,280
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,000	2,000,000
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,332,060
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/2026	1,215	1,377,032
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2016, Ref. Education Facility RB	5.00%	04/01/2033	1,150	1,299,638
Series 2016, Ref. Education Facility RB	5.00%	04/01/2035	3,080	3,445,688
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,270,060
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,140,410
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (e)	6.00%	06/15/2035	1,265	1,303,962
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2029	1,000	1,193,380
Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2031	3,000	3,541,170
Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2032	1,250	1,468,462
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2024	1,990	2,249,178
Series 2012, RB	5.50%	11/15/2032	1,670	1,865,774
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.); Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	675,708
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,279,190
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,130,590
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,328,060
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,957,654
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2029	1,175	1,404,466
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,172,570
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,454,160
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,370,022
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)	5.35%	05/01/2018	1,000	1,036,870
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	1,009,865
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	928,944
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.75%	10/01/2022	750	758,355
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(b)	5.00%	10/01/2018	1,000	1,050,160
				52,601,928

Georgia–1.07%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (c)(d)	6.75%	01/01/2019	430	461,106
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,528,095
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,069,600
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (e)	5.75%	06/15/2037	1,540	1,578,916

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. Sales Tax RB	5.00%	07/01/2032	$7,150	$8,620,111
				13,257,828

Guam–0.71%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (c)	5.25%	12/01/2017	1,000	1,022,140
Series 2009 A, Limited Obligation RB (c)	5.50%	12/01/2018	1,000	1,068,670
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (b)	6.00%	10/01/2023	3,000	3,125,670
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2021	1,500	1,693,830
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,700	1,953,249
				8,863,559

Hawaii–1.06%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,118,630
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (b)	5.00%	08/01/2021	1,000	1,142,060
Series 2013, Lease Revenue COP (b)	5.00%	08/01/2022	2,000	2,320,100
Series 2013, Lease Revenue COP (b)	5.00%	08/01/2023	1,250	1,469,888
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB (h)	5.00%	07/01/2031	6,000	7,159,380
				13,210,058

Idaho–0.04%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	537,780

Illinois–11.88%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,002,450
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,272,012
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (e)	6.84%	03/15/2033	2,347	2,346,871
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/2029	1,355	1,356,999
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	792	794,406
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (b)	5.50%	01/01/2027	1,000	1,165,040
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,156,580
Series 2014 A, Ref. Second Lien RB (b)	5.00%	01/01/2023	3,000	3,495,600
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB (b)	5.00%	01/01/2029	6,000	6,865,260
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	564	555,213
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/2024	3,000	3,427,110
Series 2015 C, Limited Tax GO Green Bonds (h)	5.00%	12/01/2027	7,000	8,298,640
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,200	2,291,014
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2024	3,965	4,121,617
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,108,600
Chicago (City of); Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	3,750	4,305,337
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	5,000	5,692,400
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,131,850
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,832,246
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,825,950
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,682,625
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2029	2,500	2,633,525
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	787,208
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,066,500
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,598,800

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.13%	11/01/2018	$1,000	$1,073,770
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,071,310
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2026	1,000	1,138,010
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,397,063
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	890,190
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2007 A, RB (c)(d)	6.00%	02/01/2018	1,175	1,215,068
Series 2007 A, RB (c)(d)	6.00%	02/01/2018	380	392,958
Series 2007 A, RB (c)(d)	6.00%	02/01/2018	900	930,690
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,615	1,717,989
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	271	31,028
Series 2016 B, RB	5.63%	05/15/2020	1,432	1,421,465
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,630,442
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	530	553,776
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,099,900
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,707,600
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(g)	0.00%	12/15/2032	10,000	5,262,000
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,584,146
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (a)(g)	0.00%	12/15/2029	2,550	1,561,110
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (h)	5.00%	01/01/2024	12,500	14,981,250
Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2022	1,250	1,389,013
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,846,696
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,132,360
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	1,995	2,127,368
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,366,326
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,129,260
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2021	330	310,193
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/2020	2,900	2,705,961
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,279	1,281,366
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	3,000	3,443,160
Series 2010, RB	5.38%	06/01/2021	525	605,094
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,274,680
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,965,185
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,804,284
				147,854,564

Indiana–2.75%

Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (b)	5.25%	09/01/2028	1,980	2,122,718
Series 2014, RB (b)	5.25%	09/01/2029	3,000	3,267,090
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (c)(d)	5.25%	05/01/2018	365	379,757
Series 2006 E, Ref. Health System RB (c)(d)	5.25%	05/01/2018	200	208,086
Series 2006 E, Ref. Health System RB (c)(d)	5.25%	05/01/2018	175	182,075
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (c)(d)	5.25%	01/01/2019	500	534,115
Merrillville Multi-School Building Corp.; Series 2008, First Mortgage RB (c)	5.00%	07/15/2017	1,285	1,291,592

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/2018	$3,000	$2,980,470
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/2019	1,850	1,805,748
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,163,636
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,489,638
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (c)(d)	5.00%	01/15/2018	3,200	3,282,976
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (b)	5.88%	01/01/2024	1,265	1,423,239
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (d)	1.85%	10/01/2019	6,000	6,048,420
Series 2014, Environmental Facilities Floating Rate RB (b)(d)(f)	1.53%	12/02/2019	7,000	7,000,280
				34,179,840

Iowa–1.47%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (c)(d)	5.63%	06/01/2018	1,000	1,047,500
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (c)(d)	5.50%	06/15/2020	2,255	2,550,924
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,990	3,071,358
Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2026	2,565	2,640,950
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	1,000	1,065,530
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,127,942
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,332,444
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,750,122
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (b)	5.50%	12/01/2025	2,535	2,729,257
				18,316,027

Kansas–0.59%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/2019	2,630	2,752,900
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,103,610
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,081,530
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,292,669
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,056,670
				7,287,379

Kentucky–2.26%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,043,580
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,046,380
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,050,420
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,341,370
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,716,960
Series 2015 A, Sr. RB	5.00%	07/01/2032	1,500	1,653,345
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,619,182
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,789,113
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2031	5,000	5,767,350

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	$1,000	$1,192,130
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	1,620	1,910,903
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	1,260	1,466,577
Paducah (City of) Electric Plant Board; Series 2009 A, RB (c)(d)	5.00%	04/01/2019	1,000	1,073,230
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2032	3,000	3,456,150
				28,126,690

Louisiana–2.55%
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (j)	0.78%	08/01/2035	3,000	3,000,000
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,145,850
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (b)(e)	7.00%	07/01/2024	2,000	750,440
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB (c)(d)	5.88%	06/01/2018	1,000	1,050,400
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2018	1,235	1,264,158
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	531,335
Series 2015 B, RB (b)	5.00%	01/01/2027	1,750	2,055,760
Series 2015 B, RB (b)	5.00%	01/01/2029	1,805	2,098,673
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,477,338
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	583,880
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	347,709
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,212,908
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,151,290
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	574,105
Series 2015, Water System RB	5.00%	12/01/2030	500	583,585
Series 2015, Water System RB	5.00%	12/01/2031	1,750	2,033,675
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,157,200
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,377,924
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,335,847
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,351,950
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,333,038
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,356,650
				31,773,715

Maine–0.08%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,038,350

Maryland–1.75%
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,259,225
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,156,955
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	5.50%	01/01/2021	1,000	1,153,790
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(d)	6.00%	07/01/2021	335	400,365
Series 2011, RB (c)(d)	6.00%	07/01/2021	200	239,024
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (c)(d)	5.25%	01/01/2018	250	256,193
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,220,800
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016, Private Activity RB (b)	5.00%	09/30/2029	2,100	2,455,950
Series 2016 D, Private Activity RB (b)	5.00%	03/31/2036	5,100	5,791,356

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	$1,765	$1,874,712
				21,808,370

Massachusetts–0.74%

Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB (g)	0.00%	07/01/2029	7,405	5,157,360
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	704,607
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/2019	1,500	1,636,125
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (c)(d)	6.70%	10/15/2019	500	567,060
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,142,940
				9,208,092

Michigan–4.10%

Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,410	1,462,156
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	445	456,672
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,235	1,280,683
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB (c)(d)	5.00%	07/01/2018	1,000	1,044,980
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,848,250
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2026	9,000	10,580,040
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,721,250
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,217,700
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate Hospital RB (d)(f)	1.45%	10/15/2020	2,500	2,506,000
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (d)(f)	1.23%	12/01/2020	3,500	3,488,380
Regents of the University of Michigan; Series 2012 E, Floating Rate General RB (d)(f)	1.21%	04/02/2018	3,215	3,220,498
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	1,006,420
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,683,631
Traverse City Area Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	2,280	2,364,337
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2019	2,260	2,342,558
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (b)	5.00%	12/01/2028	2,500	2,780,450
				51,004,005

Minnesota–0.52%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	585,685
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,865,216
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (c)(d)	6.38%	11/15/2018	500	539,455
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	283,164
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/2017	120	120,009
Series 2014, RB	2.60%	12/01/2018	120	120,140
Series 2014, RB	2.90%	12/01/2019	455	457,753
Series 2014, RB	3.15%	12/01/2020	620	628,674
Series 2014, RB	3.60%	12/01/2021	225	229,950
Series 2014, RB	4.00%	12/01/2022	265	274,813
Series 2014, RB	4.00%	12/01/2023	200	206,376
Series 2014, RB	4.00%	12/01/2024	175	180,175
Series 2014, RB	5.00%	12/01/2029	1,000	1,039,380
				6,530,790

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.05%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	$625	$631,138

Missouri–1.91%

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/2024	500	501,195
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,503,015
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(d)	5.00%	06/01/2019	525	567,026
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,155,580
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,294,320
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,241,260
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,172,548
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,867,338
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	1,775	1,812,169
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	45	45,504
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	1,305	1,437,875
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,312,240
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,801,800
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	766,944
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	377,016
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,617,842
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	251,585
				23,725,257

Nebraska–1.50%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,487,250
Series 2012, Gas RB	5.25%	09/01/2037	5,000	5,519,450
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/2022	720	784,066
Series 2012, Ref. RB	5.00%	11/01/2023	500	565,620
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(d)	5.13%	04/01/2019	560	602,599
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,764,050
				18,723,035

Nevada–1.02%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,113,740
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	159,768
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,405	1,481,502
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,550	1,623,486
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	396,682
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (b)	5.00%	07/01/2019	1,020	1,101,263
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (b)	5.00%	07/01/2020	1,000	1,113,390
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(d)(e)	5.63%	06/01/2018	1,100	1,141,085
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,937,304
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (c)(d)	7.00%	06/15/2019	1,000	1,120,250

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds (c)(d)	4.75%	06/01/2018	$1,405	$1,460,090
				12,648,560

New Hampshire–0.13%

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,671,045

New Jersey–6.69%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(d)	2.50%	12/01/2017	500	503,070
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (b)	5.00%	12/01/2024	4,000	4,390,560
Monmouth (County of) Improvement Authority; Series 2007, Governmental Loan RB (c)	5.00%	12/01/2017	10	10,210
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2017	1,990	2,024,765
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	1,575	1,568,291
Series 2012 C, RB	5.00%	07/01/2032	475	433,105
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (b)	5.00%	07/01/2021	425	470,348
Series 2013, Private Activity RB (b)	5.00%	01/01/2028	1,000	1,110,760
Series 2013, Private Activity RB (b)	5.50%	01/01/2026	1,390	1,589,465
Series 2013, Private Activity RB (b)	5.50%	01/01/2027	1,130	1,290,709
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,207,500
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,326,787
New Jersey (State of) Educational Facilities Authority (Montclair State University); Series 2016 B, Ref. RB	5.00%	07/01/2033	2,035	2,367,010
Series 2016 B, Ref. RB	5.00%	07/01/2034	2,325	2,690,257
New Jersey (State of) Educational Facilities Authority (Stockton University); Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	07/01/2034	1,400	1,616,328
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	07/01/2035	1,720	1,979,892
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,729,035
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,277,200
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,406,220
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,165,750
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (c)	5.25%	07/01/2020	1,000	1,125,790
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,424,880
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,693,550
Series 2014, Floating Rate Transportation Program RN (d)(f)	1.78%	12/15/2019	2,500	2,464,225
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	10,000	10,268,200
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (d)(f)	1.46%	01/01/2018	2,000	2,000,980
Series 2017 A, RB	5.00%	01/01/2034	5,000	5,872,900
North Hudson Sewerage Authority; Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	696,161
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (b)	5.00%	12/01/2023	5,000	5,471,650
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,200	6,237,634
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,810	4,822,265
				83,235,497

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.92%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	$1,700	$1,866,447
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,060	2,133,851
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	385	395,360
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)(d)	6.00%	08/01/2018	1,000	1,058,680
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (d)(f)	1.42%	08/01/2019	6,000	5,988,660
				11,442,998

New York–5.49%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB (c)(d)	5.75%	11/15/2017	500	511,240
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	5.75%	07/15/2017	1,000	1,004,980
Series 2009, PILOT RB (c)	5.75%	07/15/2019	290	319,481
Series 2009, PILOT RB	5.75%	07/15/2019	710	768,973
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (b)(e)	3.75%	01/01/2020	1,195	1,224,337
Series 2014, Ref. Waste Disposal RB (b)(e)	4.50%	01/01/2025	1,000	1,063,880
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2035	5,000	5,933,650
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RN (d)(f)	1.35%	11/01/2018	5,000	5,005,900
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,556,720
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,053,620
Subseries 2012 A-2, Transportation Floating Rate RB (d)(f)	1.36%	06/01/2019	5,000	5,004,300
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,100,252
New York & New Jersey (States of) Port Authority; Two Hundred Second Series 2017, Ref. Consolidated RB (b)	5.00%	10/15/2035	3,000	3,503,700
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2018	200	204,000
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2019	200	210,394
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB (j)	0.80%	06/15/2044	400	400,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/2021	1,000	1,065,640
New York (City of); Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	6,204,800
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (f)	1.33%	08/01/2025	3,000	3,000,030
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB (e)	5.00%	12/01/2033	2,000	2,235,180
Series 2017, Ref. RB (e)	5.00%	12/01/2034	1,000	1,114,030
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (b)	5.00%	08/01/2026	5,000	5,391,600
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (b)	5.00%	07/01/2034	4,000	4,410,360
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/2020	5	5,025
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	4.63%	07/01/2019	1,000	1,076,700
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (b)	5.00%	01/01/2032	1,250	1,435,875
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. Floating Rate General RB (d)(f)	1.37%	02/01/2021	5,600	5,572,896
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,711,575
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	1,990	2,265,257
				68,354,395

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–1.57%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2034	$750	$901,365
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,197,910
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (b)	5.00%	06/30/2026	1,700	1,905,462
Series 2015, RB (b)	5.00%	06/30/2027	1,215	1,352,720
Series 2015, RB (b)	5.00%	06/30/2029	1,340	1,476,948
Series 2015, RB (b)	5.00%	06/30/2030	1,405	1,548,591
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (c)	6.00%	01/01/2019	465	489,836
Series 2008 C, Power System RB (c)(d)	6.75%	01/01/2019	1,000	1,091,920
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,843,866
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (c)(d)	5.30%	10/01/2017	250	253,675
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	6,054,700
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM) (a)	5.00%	01/01/2031	1,250	1,486,662
				19,603,655

North Dakota–0.39%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	755	769,911
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,857,676
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, Ref. RB (c)(d)	5.50%	10/01/2018	1,195	1,268,576
				4,896,163

Ohio–2.77%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	335,789
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,417,375
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,258,554
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,955,520
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,340,024
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/2024	1,000	1,072,850
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (c)(d)	5.00%	04/01/2018	1,555	1,608,927
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,095,428
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,944,548
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,756,425
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	966,240
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,751,550
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,273,855
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (d)(f)	1.39%	08/01/2019	2,000	1,987,960
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	395	421,398
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (b)	5.00%	12/31/2025	1,300	1,529,229
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,160	2,129,306
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	4.38%	06/01/2022	1,700	1,597,898
				34,442,876

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.85%

Chickasawa Nation; Series 2007, Health System RB (e)	5.38%	12/01/2017	$110	$111,677
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,086,507
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	2,000	2,000,180
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (b)(d)	5.00%	06/01/2025	5,000	5,348,250
				10,546,614

Oregon–0.57%

Portland (Port of); Series 2017 24-B, Airport RB (b)	5.00%	07/01/2035	3,255	3,787,746
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,084,540
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2027	2,000	2,243,400
				7,115,686

Pennsylvania–4.49%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,150,570
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	500	500,805
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR (d)	4.25%	04/01/2021	2,500	2,347,250
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/2022	750	798,052
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,331,597
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	1,985,465
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2018	700	684,782
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2019	250	240,013
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,375	1,417,034
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,242,340
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (b)(d)	2.70%	04/01/2020	4,380	4,401,944
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,572,900
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (b)	5.00%	12/31/2027	5,965	6,969,267
Series 2015, RB (b)	5.00%	12/31/2034	2,630	2,973,951
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (f)	1.91%	12/01/2019	2,000	2,011,580
Series 2014 B-1, Ref. Floating Rate RB (f)	1.76%	12/01/2021	5,000	5,027,700
Series 2015 A-2, Ref. Floating Rate RB (f)	1.43%	12/01/2018	6,455	6,455,129
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,143,090
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,138,440
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,440,940
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/2025	2,400	2,756,064
Washington (County of) Hospital Authority (The Washington Hospital); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (i)(j)	0.80%	07/01/2037	2,200	2,200,000
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,089,820
				55,878,733

Rhode Island–0.56%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,165,340

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–(continued)

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	$1,375	$1,576,341
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,024,218
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,222,020
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,996,434
				6,984,353

South Carolina–1.25%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,283,795
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB (c)(d)	5.00%	01/01/2018	275	281,691
Series 2008 A-2, Electric RB	5.00%	01/01/2024	725	740,957
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,186,300
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,067,510
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,056,560
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,289,700
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,657,673
				15,564,186

South Dakota–0.10%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	605	673,534
Series 2010, RB	5.00%	09/01/2022	500	554,455
				1,227,989

Tennessee–1.37%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	867,340
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	818,356
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	564,415
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2031	1,000	1,165,750
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,290,260
Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2017 A, Electric System RB	5.00%	05/15/2031	750	925,680
Series 2017 A, Electric System RB	5.00%	05/15/2032	500	613,640
Series 2017 A, Electric System RB	5.00%	05/15/2033	1,000	1,220,370
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008 C, RB	5.25%	06/01/2018	1,000	1,042,350
Series 2017 A, RB	5.00%	05/01/2031	1,185	1,405,967
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	678,132
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,549,353
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,721,456
Series 2006 C, Gas RB	5.00%	02/01/2027	150	178,332
				17,041,401

Texas–12.04%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/2024	300	301,704
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,010,400

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Austin (City of); Series 2009 A, Ref. Water & Wastewater System RB (c)(d)	5.00%	11/15/2019	$350	$383,985
Series 2009 A, Ref. Water & Wastewater System RB	5.00%	11/15/2024	1,150	1,261,596
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,377,024
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	565,385
Brownsville (City of); Series 2008, Ref. Utilities System RB (c)(d)	5.00%	09/01/2018	1,010	1,061,601
Series 2008, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/2023	230	240,835
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/2023	1,670	1,822,939
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,753,048
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,441,050
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,105,390
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/2018	1,500	1,565,820
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (b)	5.25%	11/01/2026	2,000	2,348,080
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2022	150	161,975
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	162,210
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	287,067
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,085,140
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,500,115
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,626,222
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2021	1,250	1,428,613
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2023	2,610	3,013,088
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,155	1,183,436
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,128,019
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (f)	1.51%	06/01/2020	2,000	2,004,780
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (d)(f)	1.56%	06/01/2020	5,000	5,052,400
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,667,385
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.00%	12/01/2018	500	545,565
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/2024	1,950	2,067,624
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	2,500	2,709,200
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	513,340
Houston (City of); Series 2011 A, Ref. Sub. Lien Airport System RB (b)	5.00%	07/01/2025	1,000	1,112,900
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(f)	1.53%	06/01/2017	9,000	8,999,640
Series 2015 C, Ref. Airport System RB (b)	5.00%	07/15/2020	5,000	5,401,200
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	2,315	2,792,862
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,937,850
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,526,740
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (c)	5.88%	05/15/2021	505	551,566
Series 2012 A, RB	4.00%	02/15/2022	420	441,769
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (d)(f)	1.21%	08/15/2019	8,000	8,004,720
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	391,433

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	$1,600	$1,805,776
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,576,950
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,464,330
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,285,817
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	492,500
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	673,289
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (e)	4.63%	08/15/2025	1,000	1,014,610
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2029	2,895	3,323,142
Series 2016 A, Sr. Lien RB	5.00%	01/01/2030	3,065	3,490,943
North Texas Tollway Authority; Series 2008, Ref. First Tier RB (c)(d)	6.00%	01/01/2018	875	901,416
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	128,416
Series 2014 C, Ref. Floating Rate First Tier RB (d)(f)	1.45%	01/01/2020	5,000	4,977,150
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (b)(d)(e)	7.25%	02/13/2020	2,000	2,080,120
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	655	666,070
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,678,461
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB (c)(d)	5.75%	11/15/2018	435	465,585
Series 2009, Ref. Hospital RB (c)(d)	5.75%	11/15/2018	565	604,725
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (c)	5.00%	11/15/2017	220	224,189
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	284,231
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	735	753,720
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	2,680	2,304,559
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (d)(f)	1.16%	10/01/2018	5,000	4,998,300
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	9,365	10,602,585
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (c)(g)	0.00%	08/15/2018	3,280	3,240,410
Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/2018	2,420	2,387,088
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,000	3,699,780
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,986,750
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	581,980
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,586,345
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,982,728
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/2022	450	472,460
Series 2012 A, Education RB	5.00%	08/15/2027	585	608,096
				149,878,237

Utah–0.59%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (c)(g)	0.00%	07/01/2017	1,215	1,214,052
Salt Lake City (City of); Series 2017 A, Airport RB (b)	5.00%	07/01/2034	3,500	4,115,090

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/2021	$535	$609,194
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2022	505	587,320
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2023	655	763,121
				7,288,777

Vermont–0.25%

Vermont (State of) Educational & Health Buildings Financing Agency (University of Cermont Medical Center); Series 2016 A, Ref. RB	5.00%	12/01/2036	2,750	3,120,645

Virgin Islands–0.70%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (b)	5.00%	09/01/2022	1,320	1,418,393
Series 2014 A, Ref. Marine RB (b)	5.00%	09/01/2023	1,000	1,081,460
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	1,313,970
Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,001,280
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,800	1,550,628
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,284,600
				8,650,331

Virginia–0.69%

Dulles Town Center Community Development Authority (Dulles Town Center); Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,176,670
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	709,541
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,481,225
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,034,990
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB (c)(d)	5.13%	05/15/2019	1,000	1,081,370
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (b)	5.00%	01/01/2027	2,500	2,697,950
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	410	433,665
				8,615,411

Washington–1.48%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (b)	5.50%	07/01/2025	1,000	1,147,590
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB (c)(d)	5.00%	01/01/2019	1,000	1,064,800
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,159,520
Seattle (City of); Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	240,828
Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(d)	5.75%	04/01/2019	1,725	1,876,938
Seattle (Port of) (SEATAC Fuel Facilities LLC); Series 2013, Ref. Special Facility RB (b)	5.00%	06/01/2021	650	735,436
Series 2013, Ref. Special Facility RB (b)	5.00%	06/01/2024	1,560	1,802,923
Tes Properties; Series 2009, RB (c)(d)	5.00%	06/01/2019	1,000	1,080,840
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	584,915
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(d)	5.13%	10/01/2019	1,500	1,643,610
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB (e)	4.88%	01/01/2022	2,250	2,249,910
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,791,315
				18,378,625

West Virginia–0.47%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Solid Waste Disposal Facilities RB (b)(d)	1.70%	09/01/2020	3,500	3,479,805
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (b)(e)	6.75%	02/01/2026	2,000	1,962,720

See accompanying notes which are an integral part of this schedule.

                                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	$420	$434,637
				5,877,162

Wisconsin–1.68%

Milwaukee (County of); Series 2010 B, Ref. Airport RB (b)	5.00%	12/01/2022	1,250	1,346,213
Series 2010 B, Ref. Airport RB (b)	5.00%	12/01/2023	1,000	1,071,910
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/2021	1,370	1,392,125
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2025	1,650	1,875,324
Series 2012, RB	5.00%	06/01/2026	1,000	1,125,260
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)	5.30%	09/01/2023	315	317,265
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB (e)	5.00%	06/01/2025	1,000	1,064,610
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	5,000	5,801,900
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	1,875	1,856,756
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/2022	720	746,986
Series 2015, Ref. RB	5.00%	04/01/2025	1,385	1,449,430
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (e)	4.13%	12/01/2024	2,900	2,825,122
				20,872,901

Wyoming–0.22%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB (c)(d)	5.38%	01/01/2018	1,000	1,026,450
Series 2017 A, Ref. Power Supply RB (INS-BAM) (a)	5.00%	01/01/2031	1,500	1,761,870
				2,788,320
TOTAL INVESTMENTS(k)–101.24% (Cost $1,215,824,637)				1,260,163,821
FLOATING RATE NOTE OBLIGATIONS–(1.85)%
Notes with interest and fee rates ranging from 1.32% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 01/15/2021 to 07/01/2031 (See Note 1D)(l)				(23,025,000)
OTHER ASSETS LESS LIABILITIES–0.61%				7,583,148
NET ASSETS–100.00%				$1,244,721,969

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	NATL	—	National Public Finance Guarantee Corp.
AGM	—	Assured Guaranty Municipal Corp.	PCR	—	Pollution Control Revenue Bonds
AMBAC	—	American Municipal Bond Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax
BAM	—	Build America Mutual Assurance Co.	RAB	—	Revenue Anticipation Bonds
CAB	—	Capital Appreciation Bonds	RB	—	Revenue Bonds
CEP	—	Credit Enhancement Provider	Ref.	—	Refunding
COP	—	Certificates of Participation	RN	—	Revenue Notes
Ctfs.	—	Certificates	Sec.	—	Secured
GO	—	General Obligation	Sr.	—	Senior
IDR	—	Industrial Development Revenue Bonds	Sub.	—	Subordinated
INS	—	Insurer	TEMPS	—	Tax-Exempt Mandatory Paydown Securities
Jr.	—	Junior	VRD	—	Variable Rate Demand
LOC	—	Letter of Credit	Wts.	—	Warrants
MFH	—	Multi-Family Housing

See accompanying notes which are an integral part of this schedule.

                                         Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $48,346,223, which represented 3.88% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.2%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Fund’s investments with a value of $39,719,827 are held by TOB Trusts and serve as collateral for the $23,025,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Intermediate Term Municipal Income Fund

D.    Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Intermediate Term Municipal Income Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $74,080,253 and $43,075,295, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$49,749,360
Aggregate unrealized (depreciation) of investment securities	(4,803,238)
Net unrealized appreciation of investment securities	$44,946,122
Cost of investments for tax purposes is $1,215,217,699.

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2017
invesco.com/us LTMI-QTR-1 05/17 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.30%

Alabama–1.25%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,880,778
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,038,370
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2017	2,465	2,470,497
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2018	1,985	2,034,208
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2019	1,410	1,475,791
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/2020	1,375	1,450,268
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB (b)	4.00%	06/01/2021	10,000	10,892,300
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2018	3,540	3,671,511
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2019	3,535	3,765,623
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,839,846
				31,519,192

Alaska–0.37%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/2019	1,000	1,070,850
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	851,162
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,200,820
Series 2016 A, Ref. RB	5.00%	10/01/2024	2,000	2,439,300
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,091,020
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/2024	650	696,897
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	2,004,966
				9,355,015

Arizona–1.07%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/2018	1,250	1,290,712
Arizona (State of); Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2018	2,000	2,108,280
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,090,070
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2021	2,000	2,204,560
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2022	2,000	2,197,240
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2023	2,000	2,193,720
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,289,904
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	07/01/2019	1,500	1,625,655
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,399,640
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	3,057,050
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	5,000	6,297,200
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	538,310
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (b)(c)	5.00%	07/01/2017	750	752,633
				27,044,974

California–7.84%
Alameda (County of) Corridor Transportation Authority; Series 2016 A, Ref. Tax-Exempt Sub. Lien RB	5.00%	10/01/2025	1,350	1,622,106
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2019	1,520	1,654,885

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (b)(d)	1.48%	10/01/2019	$13,790	$13,872,878
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (b)(d)	1.38%	04/01/2020	11,890	11,893,924
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (b)(d)	1.08%	12/01/2017	9,000	8,999,190
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2017 D, RB (b)	5.00%	11/01/2022	5,000	5,912,750
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	10,000	11,401,500
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)	5.10%	02/01/2019	265	277,617
Series 2010 B, RB (b)(c)	5.50%	02/01/2020	1,250	1,398,987
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,407,655
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/2017	385	388,376
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/2019	325	341,777
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(c)	5.05%	10/01/2018	1,500	1,585,500
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,078,049
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,021,500
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.78%	05/01/2019	4,000	4,020,000
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.39%	12/01/2020	8,000	7,970,640
Series 2013 E, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.53%	12/03/2018	13,000	13,054,860
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.46%	12/01/2021	10,000	10,107,800
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 J, Ref. Floating Rate RB (b)(d)	1.19%	04/01/2020	7,875	7,901,381
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,002,100
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2021	1,500	1,408,860
Golden State Tobacco Securitization Corp.; Series 2015 A, Ref. Enhanced Tobacco Settlement Asset-Backed RB	4.00%	06/01/2018	1,500	1,547,055
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,080,390
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2020	1,250	1,394,187
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,147,690
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,448,265
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	11,500	13,649,580
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/2025	3,000	2,506,770
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2017	1,000	998,470
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2020	1,000	956,880
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	579,393
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	465,440
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2024	1,000	1,081,760
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (b)(c)	5.00%	05/15/2018	1,000	1,040,770
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,323,860
Los Angeles Municipal Improvement Corp. Series 2016 A, Ref. Lease RB	5.00%	11/01/2023	3,000	3,626,010
Los Angeles Unified School District; Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	5,000	6,249,900
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (a)	5.00%	08/01/2019	2,360	2,559,750
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2019	925	1,006,881
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/2020	1,605	1,744,892
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,103,070
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,102,520

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	$1,300	$1,159,327
Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,042,540
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/2025	1,500	1,566,150
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,084,480
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,602,495
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	558,470
San Diego (City of) Public Facilities Financing Authority; Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,226,590
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,171,080
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	4.00%	06/15/2018	450	464,463
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/2024	1,000	1,016,620
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB (b)(d)	1.16%	03/27/2018	2,000	1,999,200
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2022	1,900	1,740,894
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	2,000	1,783,580
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB (INS-BAM) (a)	5.00%	09/01/2022	1,500	1,755,780
Series 2015, Ref. Special Tax RB (INS-BAM) (a)	5.00%	09/01/2023	1,000	1,189,630
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,149,130
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	759,428
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,773,345
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/2020	3,695	3,700,949
Vernon (City of); Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	790	839,336
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,775	1,914,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,356,790
				197,790,145

Colorado–1.21%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (b)(c)	5.00%	06/01/2018	1,000	1,041,700
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (b)(c)	6.75%	12/01/2018	580	623,790
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (b)(c)	5.25%	05/15/2019	1,000	1,083,230
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,971,532
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (b)(c)	5.00%	12/01/2018	160	169,797
Denver (City & County of); Series 2016, Ref. Airport System Floating RB (b)(d)	1.56%	11/15/2019	6,000	6,017,460
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2019	1,000	1,080,250
E-470 Public Highway Authority; Series 2017 A, Ref. Sr. Floating Rate RB (b)(d)	1.60%	09/01/2019	5,250	5,257,612
Series 2017 B, Sr. Floating Rate RB (b)(d)	1.74%	09/01/2021	2,000	2,003,900
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,885,095
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,563,400
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB (b)	5.00%	03/01/2022	5,000	5,700,200
				30,397,966

Connecticut–2.76%

Connecticut (State of) (Transportation Infrastructure); Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,594,658

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/2022	$2,590	$2,865,627
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(d)	1.22%	07/01/2019	9,000	8,985,690
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 1999 U-2, RB (b)	1.00%	02/06/2019	14,000	13,972,140
Series 2015 A, Ref. RB (b)	1.38%	07/11/2018	8,000	8,029,280
Series 2016 A-1, Ref. RB (b)	1.00%	07/01/2019	2,000	1,991,380
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.33%	03/01/2019	4,350	4,344,432
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.43%	03/01/2020	6,000	5,991,240
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.63%	03/01/2022	5,000	4,995,100
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,288,050
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB (b)(c)	5.13%	06/01/2018	1,000	1,040,640
University of Connecticut; Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,896,766
Series 2016 A, Ref. RB	5.00%	03/15/2019	3,500	3,739,925
				69,734,928

Delaware–0.11%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/2022	1,000	1,054,640
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,604,834
				2,659,474

District of Columbia–0.30%

District of Columbia (Georgetown University); Series 2001 C, University RB (b)(c)	5.25%	10/01/2018	2,000	2,115,700
Series 2011, University RB (b)(c)	5.00%	04/01/2021	2,055	2,355,420
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,190,940
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,811,595
				7,473,655

Florida–5.96%

Braword (County of) Professional Sports Facilities (Broward County Civic Arena); Series 2016, Ref. Tax RB	5.00%	09/01/2023	3,000	3,569,520
Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,841,662
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2025	2,000	2,449,140
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,111,280
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/2017	4,000	4,000,000
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,328,240
Series 2015 A, Floating Rate Sr. Sec. RB (d)	1.73%	06/01/2020	5,000	4,982,800
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,532,325
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (b)	2.10%	04/11/2019	2,000	2,030,340
Series 2009, Solid Waste Disposal RB (b)	1.40%	12/01/2017	2,500	2,503,350
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,871,805
Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,261,325
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,108,440
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,812,412
Series 2010 C, Ref. Lottery RB	5.00%	07/01/2018	1,730	1,808,023
Series 2010 F, Ref. Lottery RB	5.00%	07/01/2018	2,090	2,184,259
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/2018	1,335	1,339,552
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,803,600

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	$3,860	$4,563,485
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	6,955,352
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,709,666
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,169,820
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/2020	3,050	3,378,637
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2020	2,200	2,470,028
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2021	1,700	1,959,505
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2022	1,500	1,765,785
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/2017	5,500	5,576,010
Lakeland (City of) Department of Electric Utilities; Series 2016, Ref. Energy System RB	5.00%	10/01/2017	295	299,142
Series 2016, Ref. Energy System RB	5.00%	10/01/2018	950	1,001,557
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2024	2,600	3,149,224
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/2028	750	807,263
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/2017	500	501,795
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (b)(c)	5.50%	06/01/2019	2,455	2,676,294
Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/2018	1,000	1,038,140
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (b)(c)	5.00%	10/01/2019	1,000	1,092,370
Series 2009 B, Aviation RB (b)(c)	5.00%	10/01/2019	1,000	1,092,370
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2007 B, Ref. RB (INS-AMBAC) (a)	5.25%	04/01/2020	5,000	5,546,800
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,460,471
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.00%	10/01/2018	1,500	1,581,720
Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.13%	10/01/2018	1,525	1,610,598
Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.50%	10/01/2018	1,500	1,591,635
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	23,000	28,158,210
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (b)(c)	6.25%	09/01/2018	500	533,445
				150,227,395

Georgia–2.96%

Atlanta (City of); Series 2009 B, Water & Wastewater RB (b)(c)	5.00%	11/01/2019	870	954,338
Series 2009 B, Water & Wastewater RB (b)(c)	5.00%	11/01/2019	865	948,853
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/2019	970	1,043,798
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2017	1,500	1,526,550
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2020	630	688,848
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2021	635	693,947
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2027	2,000	2,570,040
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (b)	2.20%	04/02/2019	4,000	4,036,320
Series 1994, PCR (b)	2.20%	04/02/2019	1,000	1,009,080
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020	2,000	2,030,320
Clarke (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, Ref. RAC	5.00%	07/01/2023	2,000	2,390,760
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	2,000	2,100,840
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,653,325
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,647,900
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB (b)	2.35%	12/11/2020	5,000	5,075,450
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB (b)(c)	5.00%	06/15/2019	2,830	3,063,928
Series 2016 A, Ref. RB	5.00%	07/01/2022	600	704,664
Series 2016 A, Ref. RB	5.00%	07/01/2023	600	715,890

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	$2,000	$2,254,840
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (b)(d)	1.73%	02/18/2020	8,100	8,071,002
Georgia (State of) Municipal Electric Authority; Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,115,015
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC (b)(c)	5.00%	08/01/2018	900	943,146
Series 2008, RAC	5.00%	08/01/2020	100	104,894
Series 2008, RAC (b)(c)	5.25%	08/01/2018	900	945,756
Series 2008, RAC	5.25%	08/01/2023	100	104,693
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/2029	2,000	2,143,000
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/2019	635	672,344
Series 2009, RAC	5.00%	08/01/2024	1,260	1,356,251
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/2020	2,000	2,117,700
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/2021	1,500	1,669,125
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (b)	2.00%	06/13/2019	3,500	3,520,405
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (b)(c)	5.25%	01/01/2019	2,500	2,669,325
Series 2016, Ref. RAC	5.00%	01/01/2023	1,000	1,178,550
Series 2016, Ref. RAC	5.00%	01/01/2024	1,000	1,199,180
Series 2016, Ref. RAC	5.00%	01/01/2025	1,500	1,825,755
Series 2016, Ref. RAC	5.00%	01/01/2026	1,000	1,223,150
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (b)(c)	5.00%	02/01/2018	1,385	1,423,448
Series 2007, RB (b)(c)	5.00%	02/01/2018	1,490	1,531,362
Series 2007, RB (b)(c)	5.00%	02/01/2018	605	621,795
				74,545,587

Guam–0.31%

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,078,140
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2020	2,070	2,286,853
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,460	1,677,496
Guam (Territory of); Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,072,340
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,639,530
				7,754,359

Hawaii–0.47%

Hawaii (State of); Series 2016 FB, Unlimited Tax GO Bonds	5.00%	04/01/2024	9,675	11,825,946

Idaho–0.30%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,071,460
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	539,525
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/2018	1,760	1,806,200
Series 2011, Ref. General RB (b)	5.25%	04/01/2021	3,555	4,029,166
				7,446,351

Illinois–6.70%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2023	1,260	1,355,684

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	$2,000	$2,194,340
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	425,068
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	548,585
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,071,980
Chicago (City of) (O’Hare International Airport); Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2021	1,025	1,130,821
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,205,019
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,878,200
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2023	1,475	1,734,069
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2024	1,800	2,149,884
Chicago (City of) Metropolitan Water Reclamation District; Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,977,143
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	5,142,908
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,317,329
Series 2016 D, Limited Tax GO Green Bonds	5.00%	12/01/2023	1,755	2,092,188
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,651,875
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,912,240
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,500	2,654,700
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,271,504
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,754,380
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,498,726
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,868,525
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	5,750	6,734,400
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,125,730
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,176,140
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,540,524
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (c)	4.25%	12/01/2020	555	614,496
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2019	1,000	976,390
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2020	1,000	953,660
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	1,200	1,282,536
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	483,888
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2022	1,275	1,409,270
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2023	1,500	1,652,250
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2018	500	520,240
Series 2016 A, Ref. RB	5.00%	08/15/2019	500	534,320
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB (b)	1.88%	08/01/2020	7,000	7,093,520
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,206,490
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2016 A, Ref. RB	5.00%	08/15/2023	1,075	1,282,314
Series 2016 A, Ref. RB	5.00%	08/15/2024	1,000	1,213,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(e)	0.00%	12/15/2032	25,000	13,155,000
Series 2002, Dedicated State Tax Conv. CAB RB (INS-NATL) (a)(g)	5.70%	06/15/2025	4,000	4,567,920

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	$525	$541,784
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	2,195	2,207,314
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	1,740	1,816,630
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,654,175
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,209,456
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	2,610	2,743,162
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,299,250
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,060	1,132,833
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,670	4,945,950
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/2021	1,020	1,030,843
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (b)(c)	5.00%	01/01/2018	1,000	1,024,510
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	2,063,638
Series 2010, RB	5.50%	06/01/2023	1,500	1,716,765
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,615,653
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,332,460
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds (c)	5.00%	10/01/2019	625	683,038
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	407,231
Series 2009, Ref. Unlimited Tax GO Bonds (b)(c)	5.00%	10/01/2019	970	1,060,074
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	550,769
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,078,274
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds (b)(c)	5.75%	06/01/2018	240	251,702
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,248,620
				168,971,387

Indiana–2.67%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB (b)(c)	5.00%	07/15/2019	1,000	1,084,790
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	432,251
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	364,805
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	8,400	10,258,080
Indiana (State of) Finance Authority; Series 2016 C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,713,880
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	282,563
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	286,023
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (b)(c)	5.25%	01/01/2019	200	213,744
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	840	897,313
Michigan City School Building Corp.; Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	4.00%	07/15/2019	1,085	1,147,181
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	07/15/2020	1,140	1,263,736
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (b)(c)	5.13%	01/15/2019	2,285	2,440,334
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/2022	2,470	2,523,401
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,777,934
Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,648,242
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/2018	4,500	4,516,470
University of Southern Indiana; Series 2009 J, Student Fee RB (b)(c)	5.00%	10/01/2019	400	437,048
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)	1.85%	10/01/2019	20,000	20,161,400
				67,449,195
See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.56%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (b)(c)	5.38%	06/15/2020	$1,825	$2,057,688
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2018	1,000	1,027,120
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	500	532,765
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.25%	12/01/2017	2,500	2,546,825
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,633,950
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,669,100
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,701,200
				14,168,648

Kansas–1.10%

Dodge City (City of); Series 2009, Sales Tax RB (b)(c)	5.00%	06/01/2019	1,000	1,080,050
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	7,176,688
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 D, Hospital RB (b)(c)	5.00%	11/15/2017	1,585	1,614,624
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	547,555
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2019	3,000	3,209,190
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,783,200
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,749,100
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,695,202
				27,855,609

Kentucky–2.35%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (b)(c)	5.25%	02/01/2018	1,030	1,060,509
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/2028	550	569,354
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	4,065,822
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,137,048
Series 2015 B, Ref. Hospital RB	5.00%	06/01/2017	1,215	1,215,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2021	5,860	6,511,984
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2022	4,560	5,068,394
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2023	1,000	1,109,470
Series 2015 B, Ref. Floating Rate Power System RB (b)(d)	2.18%	09/01/2018	3,000	2,999,460
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	2,000	2,384,260
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	3,380	3,986,947
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	2,870	3,340,536
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	5,825	5,838,805
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB (b)(c)	5.00%	11/15/2019	5,890	6,461,919
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,511,259
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/2019	3,000	3,051,660
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.00%	10/01/2027	2,000	2,301,240
Series 2016 A, Ref. Health System RB	5.00%	10/01/2020	565	629,636
Series 2016 A, Ref. Health System RB	5.00%	10/01/2023	770	909,894
Paducah (City of) Electric Plant Board; Series 2009 A, RB (b)(c)	5.00%	04/01/2019	2,000	2,146,460
				59,299,657

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–3.06%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (b)(c)	5.25%	01/01/2020	$1,000	$1,125,670
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2017	1,690	1,715,130
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2018	1,775	1,849,834
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/2018	1,600	1,637,888
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/2018	1,555	1,594,186
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,033,820
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/2026	1,500	1,624,950
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (b)(c)	5.00%	02/01/2020	1,000	1,104,280
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (b)(c)	5.00%	07/01/2017	500	501,750
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	245	250,721
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,118,030
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (b)(c)	5.00%	06/01/2017	1,000	1,000,000
Louisiana Citizens Property Insurance Corp.; Series 2006 C-3, Assessment RB (b)(c)	6.13%	06/01/2018	1,550	1,631,964
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2018	5,000	5,191,800
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2022	12,875	14,973,367
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2018	1,000	1,041,990
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,819,107
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,378,420
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,607,760
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,164,295
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	2,007,520
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,063,960
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (b)(c)	6.00%	01/01/2019	1,025	1,106,990
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	531,335
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (b)(c)	6.25%	06/01/2019	1,000	1,105,380
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	519,330
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	752,143
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,087,410
Series 2015, Ref. Unlimited Tax GO Bonds	4.00%	12/01/2017	750	761,498
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	585,710
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	593,345
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,198,790
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	819,735
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	475,268
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	601,045
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	298,633
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	416,070
Series 2015, Water System RB	5.00%	12/01/2023	600	706,428
Series 2015, Water System RB	5.00%	12/01/2024	750	893,790
Series 2015, Water System RB	5.00%	12/01/2025	825	991,262
Series 2015, Water System RB	5.00%	12/01/2026	500	597,120
Series 2015, Water System RB	5.00%	12/01/2027	750	890,722
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	470	474,113

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)	4.00%	06/01/2022	$2,865	$3,054,978
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,073,550
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,688,463
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,618,850
				77,278,400

Maine–0.10%
Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2019	750	752,588
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2020	870	872,984
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/2023	950	953,619
				2,579,191

Maryland–0.44%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (b)(d)	1.22%	05/15/2018	3,000	3,005,010
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2008, RB (b)(c)	5.00%	07/01/2017	145	145,505
Series 2008, RB (b)(c)	5.00%	07/01/2017	145	145,505
Series 2008, RB	5.00%	07/01/2018	855	857,873
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/2020	855	858,018
Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	4,955	6,121,902
				11,133,813

Massachusetts–1.77%
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB (e)	0.00%	07/01/2029	16,170	11,261,920
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,529,438
Massachusetts (State of) Development Finance Agency (Boston Medical Center); Series 2016 E, Ref. RB	5.00%	07/01/2022	850	977,551
Series 2016 E, Ref. RB	5.00%	07/01/2023	1,365	1,591,235
Series 2016 E, Ref. RB	5.00%	07/01/2024	1,000	1,174,830
Series 2016 E, Ref. RB	5.00%	07/01/2025	500	589,375
Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,283,540
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (c)	4.00%	11/15/2017	730	740,490
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	165	171,217
Series 2015, Ref. RB	5.00%	04/15/2025	750	841,950
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (b)(c)	5.00%	07/01/2019	1,095	1,186,257
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	3,700	4,482,328
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(d)	1.33%	01/30/2018	8,720	8,728,895
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2021	500	570,335
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	698,262
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	739,956
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	658,867
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	604,400
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009, Ref. RB (b)(c)	6.00%	07/01/2019	940	1,037,478
Series 2009, Ref. RB	6.00%	07/01/2024	560	612,338
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,174,120
				44,654,782

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–5.52%

Marquette (City of) Board of Light and Power; Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2022	$1,435	$1,666,207
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2023	400	470,920
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2024	505	603,490
Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/2023	7,150	7,786,422
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/2024	1,040	1,137,864
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2021	1,180	1,287,073
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2022	520	566,800
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,881,040
Series 2016 I, Ref. RB	5.00%	04/15/2018	2,935	3,040,895
Series 2016 I, Ref. RB	5.00%	04/15/2024	1,520	1,834,746
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB (b)	1.10%	08/15/2019	1,500	1,496,745
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2020	3,500	3,869,950
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2021	4,000	4,530,360
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2022	10,000	11,555,700
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2023	2,000	2,389,260
Series 2016, Ref. RB	5.00%	11/15/2024	2,200	2,659,272
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,100,200
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate Hospital RB (b)(d)	1.30%	10/15/2018	9,440	9,438,678
Series 2015 D-2, Ref. Floating Rate Hospital RB (b)(d)	1.45%	10/15/2020	10,000	10,024,000
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (b)(d)	1.23%	12/01/2020	10,000	9,966,800
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,190,468
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	919,165
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB (c)	5.00%	11/15/2019	1,500	1,644,120
Series 2009, Ref. RB (c)	5.50%	11/15/2018	1,000	1,066,440
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB (c)	5.25%	05/15/2018	1,100	1,146,046
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB (b)(c)	5.00%	05/01/2019	1,515	1,630,761
Series 2009 A, City of Grand Rapids Downtown Development RB (b)(c)	5.13%	05/01/2019	300	323,634
Series 2009 A, City of Grand Rapids Downtown Development RB (b)(c)	5.25%	05/01/2019	500	540,570
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS-AMBAC) (a)	7.00%	05/01/2021	8,520	10,243,085
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,292,320
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,632,090
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2023	3,200	3,823,392
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2024	10,000	12,135,500
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (b)(d)	1.21%	04/02/2018	5,715	5,724,773
Series 2017 A, Ref. RB	5.00%	04/01/2024	3,480	4,281,548
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 V, RB (b)(c)	8.25%	09/01/2018	3,765	4,107,615
Series 2009 W, Ref. RB (c)	5.25%	08/01/2017	2,000	2,014,940
Series 2009 W, Ref. RB (c)	5.50%	08/01/2019	1,775	1,945,808
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,037,560
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/2018	1,270	1,317,066
				139,323,323

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.90%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	$500	$582,000
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,416,180
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	954,472
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,812,000
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,182,191
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2019	1,400	1,514,156
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2021	1,350	1,506,087
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	817,213
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,064,800
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,649,790
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,406,172
Series 2016 C, Sr. Airport RB	4.00%	01/01/2021	175	192,329
Series 2016 C, Sr. Airport RB	5.00%	01/01/2022	250	290,782
Series 2016 C, Sr. Airport RB	5.00%	01/01/2023	225	267,422
Series 2016 C, Sr. Airport RB	5.00%	01/01/2024	200	242,188
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/2020	1,500	1,609,695
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2021	1,500	1,649,685
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,069,050
Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/2023	20	20,816
Series 2009 B, Residential RB	5.45%	07/01/2024	30	30,177
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,311,242
				22,588,447

Mississippi–0.16%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (b)(c)	4.63%	09/01/2019	1,695	1,833,041
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/2024	1,000	1,070,770
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (b)(c)	5.00%	07/01/2017	1,160	1,163,990
				4,067,801

Missouri–0.86%

Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,137,260
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,770,180
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,200,022
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,076,700
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,169,653
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,128,250
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,123,120
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,366,119
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/2020	1,125	1,129,005
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,577,016
				21,677,325

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Montana–0.19%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/2018	$1,010	$1,050,350
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,073,390
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,657,500
				4,781,240

Nebraska–1.27%

Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,675,503
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,914,122
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,477,212
Nebraska (State of) Municipal Energy Agency; Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2024	825	989,324
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2025	1,300	1,579,643
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2026	1,000	1,225,690
Nebraska (State of) Public Power District; Series 2016 A, Ref. RB	5.00%	01/01/2025	1,570	1,925,872
Series 2016 B, Ref. RB	5.00%	01/01/2019	2,685	2,857,216
Omaha (City of) Public Power District; Series 2016 A, Ref. Electric System RB	5.00%	02/01/2025	13,270	16,341,341
				31,985,923

Nevada–1.94%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,025,187
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,336,580
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,519,896
Clark (County of); Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,083,020
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2023	4,000	4,329,480
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2024	1,855	2,006,999
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2025	1,500	1,622,250
Sr. Series 2010 D, Airport System RB	4.00%	07/01/2017	2,000	2,005,460
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,412,748
Nevada (State of); Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	4,605	5,609,443
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	13,261,859
Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/2017	1,365	1,365,000
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/2017	1,300	1,300,000
				48,877,922

New Hampshire–0.08%

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	595,823
Series 2011, RB	5.50%	10/01/2026	510	580,880
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	230	233,859
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	135	137,172
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	560	585,973
				2,133,707

New Jersey–3.80%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/2021	1,500	1,616,835
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,407,548

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2010, Ref. RB (c)	5.00%	12/15/2017	$1,487	$1,520,547
Series 2010, Ref. RB (c)	5.00%	12/15/2017	63	64,418
New Jersey (State of) Economic Development Authority; Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,773,152
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,055,400
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,665,660
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AGC) (a)	5.50%	12/15/2021	6,000	6,905,460
Series 2006 A, Transportation System RB (INS-AGM) (a)	5.25%	12/15/2021	1,820	2,075,018
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,656,057
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,053,840
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,069,250
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,080,370
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	6,070,607
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,482,220
Series 2014, Floating Rate Transportation Program RN (b)(d)	1.78%	12/15/2019	2,000	1,971,380
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	4,999,455
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2024	14,700	15,171,135
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/2020	2,000	2,125,660
Series 2009 H, RB	5.00%	01/01/2021	2,000	2,124,680
Series 2013 D, Floating Rate RB (b)(d)	1.46%	01/01/2018	4,000	4,001,920
Series 2013 E, Floating Rate RB (b)(d)	1.46%	01/01/2018	3,000	3,001,470
Series 2014-B-3, Floating Rate RB (b)(d)	1.24%	01/01/2018	3,750	3,750,600
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	5,000	5,058,500
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,202,250
Newark (City of) Housing Authority; Series 2009, City-Secured Police Facility RB (b)(c)	5.00%	12/01/2019	770	847,092
Series 2009, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/2021	360	390,816
Passaic Valley Sewage Commissioners; Series 2016 H, Ref. Sewer System RB (INS-AGM) (a)	5.00%	12/01/2018	5,485	5,807,024
				95,948,364

New Mexico–0.80%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR (b)	2.13%	06/01/2022	4,500	4,544,910
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	3,420	3,542,607
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (b)(d)	1.42%	08/01/2019	12,000	11,977,320
				20,064,837

New York–9.28%

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	455,773
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	387,221
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. PILOT RB	5.00%	07/15/2023	1,200	1,399,452
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2024	1,500	1,770,705
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2025	2,000	2,378,660
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2023	10,000	11,945,400
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2026	1,815	2,254,176
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System Floating Rate General RN (b)(d)	1.35%	11/01/2018	7,000	7,008,260
Series 2015 C, Ref. Electric System Floating Rate General RB (b)(d)	1.58%	11/01/2018	7,000	7,030,940
Series 2016 B, Ref. Electric System RB	5.00%	09/01/2024	2,485	3,021,213

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority; Series 2005 B, RB (INS-NATL) (a)	5.25%	11/15/2018	$2,445	$2,597,886
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (b)(d)	1.23%	06/01/2022	15,000	15,000,450
Subseries 2012 A-2, Transportation Floating Rate RB (b)(d)	1.36%	06/01/2019	17,000	17,014,620
Subseries 2014 D-2, SIFMA Floating Rate Transportation RB (b)(d)	1.14%	11/15/2017	8,000	7,996,240
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB (c)	5.25%	03/01/2019	1,585	1,704,033
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	3.25%	03/01/2025	1,025	1,016,615
Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	3.26%	03/01/2026	2,725	2,678,103
Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	3.27%	03/01/2027	5,500	5,377,405
New York (City of) Transitional Finance Authority; Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	4,020,438
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	6,067,200
New York (City of); Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,161,657
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	6,023,822
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,675,046
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,864,800
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/2017	750	755,340
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (d)	1.33%	08/01/2025	3,250	3,250,032
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	538,755
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(c)	5.13%	07/01/2019	2,030	2,205,717
Series 2009, RB (b)(c)	5.50%	07/01/2019	2,925	3,200,769
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2025	1,460	1,819,978
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,231,360
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,806,320
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(c)	5.75%	10/01/2018	1,000	1,065,160
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB	5.00%	06/15/2020	10,000	10,831,600
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	10,000	10,754,800
New York State Urban Development Corp.; Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	12,015,800
Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	12,233,300
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/2019	660	684,770
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	4.00%	06/01/2017	4,000	4,000,000
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,364,044
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (a)(d)	1.13%	01/01/2018	6,500	6,496,555
Subseries 2016 B-4A, Ref. Floating Rate General RB (b)(d)	1.37%	02/01/2021	13,600	13,534,176
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	5,267,790
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,894,100
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2020	655	735,919
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2022	500	561,950
				234,098,350

North Carolina–1.22%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,732,190
Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2024	750	915,630
Series 2017 A, Airport RB	5.00%	07/01/2026	425	530,026
Series 2017 C, Ref. Airport RB	5.00%	07/01/2024	2,250	2,746,890
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	997,696

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (c)	6.00%	01/01/2019	$135	$142,210
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(d)	1.52%	12/01/2017	3,800	3,795,554
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	5,985,600
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,955,668
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,168,213
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,788,390
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM) (a)	5.00%	01/01/2024	1,150	1,366,476
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM) (a)	5.00%	01/01/2026	1,350	1,637,105
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/2018	2,000	2,014,760
Oak Island (Town of); Series 2008 A, Enterprise System RB (b)(c)	5.00%	06/01/2018	1,065	1,109,176
				30,885,584

Ohio–2.31%
Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/2018	2,010	2,068,270
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,095,500
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,259,684
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2023	1,740	2,061,726
Series 2016 A, Ref. RB	5.00%	02/15/2024	750	904,372
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB (b)(c)	5.00%	02/15/2020	2,850	3,153,724
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2017	1,985	1,985,000
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/2021	3,980	4,464,684
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2018	2,000	2,044,020
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2019	2,000	2,115,260
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2020	4,000	4,220,120
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2023	2,000	2,112,000
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2027	1,000	1,056,000
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,564,117
Series 2016 A, Ref. Airport System RB (INS-AGM) (a)	5.00%	01/01/2020	450	492,161
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,751,550
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	179,471
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	286,263
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(d)	1.39%	08/01/2019	11,000	10,933,780
Ohio (State of) (Case Western Reserve University); Series 2016, Ref. Higher Education Facility RB	5.00%	12/01/2023	1,750	2,093,332
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,186,540
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,062,020
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,065,120
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,134,770
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	2,001,295
				58,290,779

Oklahoma–0.86%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2023	3,000	3,599,580
Series 2016 A, Ref. RB	5.00%	06/01/2024	6,500	7,908,810
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,140,020
Oklahoma (State of) Capitol Improvement Authority; Series 2016, Highway Capital Improvement RB	5.00%	07/01/2025	2,000	2,455,000
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,056,150

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB (b)(c)	5.50%	07/01/2018	$1,280	$1,343,898
Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	307,413
Series 2008 A, Power Supply System RB (b)(c)	5.38%	01/01/2018	250	256,670
Series 2008 A, Power Supply System RB (b)(c)	5.88%	01/01/2018	250	257,397
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,264,265
				21,589,203

Oregon–0.23%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (b)(c)	5.00%	04/01/2019	500	537,185
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	5.00%	06/01/2023	500	597,025
Series 2016 A, Ref. RB	5.00%	06/01/2024	1,000	1,214,410
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,101,710
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/2023	2,500	2,259,100
				5,709,430

Pennsylvania–4.27%

Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,809,400
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/2017	800	804,256
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB (INS-BAM) (a)	5.00%	11/15/2020	1,475	1,642,796
Series 2014, Gtd. Ref. Water RB (INS-BAM) (a)	5.00%	11/15/2021	1,400	1,595,174
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,121,170
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,026,800
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	6,030,180
Pennsylvania (Commonwealth of); Second Series 2016, Unlimited Tax GO Bonds	5.00%	09/15/2024	10,000	12,065,700
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2016, Ref. RB	5.00%	03/15/2024	1,250	1,512,125
Series 2016, Ref. RB	5.00%	03/15/2025	3,000	3,678,060
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,158,850
Series 2009, RB	5.00%	08/01/2017	1,000	1,007,120
Series 2009, RB	5.00%	08/01/2021	775	826,119
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	8,135,524
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (b)(c)	6.00%	06/01/2018	500	525,715
Series 2009 B, Sub. RB (b)(c)	5.00%	06/01/2019	3,550	3,836,378
Series 2009 B, Sub. RB (b)(c)	5.25%	06/01/2019	2,500	2,714,025
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,754,775
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,785,165
Series 2013 B, Floating Rate RB (d)	1.93%	12/01/2019	3,000	3,017,370
Series 2014 B-1, Ref. Floating Rate RB (d)	1.38%	12/01/2018	3,000	3,006,300
Series 2015 A-2, Ref. Floating Rate RB (d)	1.43%	12/01/2018	11,545	11,545,231
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/2017	1,000	1,002,530
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,597,850
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,696,440
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,371,731

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (b)(c)	5.25%	08/01/2019	$265	$289,385
Series 2009 A, Ref. Unlimited Tax GO Bonds (b)(c)	5.25%	08/01/2019	530	578,771
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/2020	2,150	2,292,910
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2021	2,235	2,434,697
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2022	4,470	4,866,355
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/2019	1,000	1,080,430
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (c)	4.00%	09/01/2019	860	916,717
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/2019	2,245	2,386,323
Reading (City of); Series 2008, Unlimited Tax GO Bonds (b)(c)	5.63%	11/01/2018	440	469,366
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.63%	11/01/2018	1,060	1,130,744
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (b)(c)	6.00%	07/01/2020	500	574,565
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,797,802
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (b)(c)	5.50%	10/01/2018	500	530,785
				107,615,634

Rhode Island–0.86%

Rhode Island (State of) Commerce Corp.; Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	2,058,245
Series 2016 B, Grant Anticipation RB	5.00%	06/15/2025	2,750	3,338,528
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group); Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2018	1,250	1,291,013
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2024	2,350	2,714,109
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (b)(c)	6.13%	05/15/2019	500	550,250
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/2029	1,265	1,366,946
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,791,557
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,820,832
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,172,480
Series 2015 B, Ref. RB	2.25%	06/01/2041	3,515	3,535,246
				21,639,206

South Carolina–0.41%

Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,191,120
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,674,552
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	410	424,580
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,026,450
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,465,113
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/2017	1,500	1,507,785
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/2020	1,000	1,037,630
				10,327,230

South Dakota–0.30%

Rapid City (City of); Series 2009, Water RB (f)	5.00%	11/01/2021	1,170	1,275,476
Series 2009, Water RB (f)	5.00%	11/01/2024	1,620	1,766,043
Series 2009, Water RB (f)	5.00%	11/01/2025	1,650	1,798,747
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,113,280

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–(continued)

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2017	$430	$437,439
Series 2009, RB	5.00%	11/01/2024	1,000	1,084,730
				7,475,715

Tennessee–0.96%

Jackson (City of); Series 2008, Ref. Hospital Improvement RB (b)(c)	5.25%	04/01/2018	740	767,003
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	268,944
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,469,117
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	935,955
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	982,350
Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2017 B, Ref. Electric System RB	5.00%	05/15/2025	1,600	1,994,960
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/2017	1,000	1,010,380
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,212,030
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	5,028,720
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,958,909
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,492,163
				24,120,531

Texas–11.89%

Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	5,000	6,068,250
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	398,559
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	591,915
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	463,888
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	1,500	1,518,210
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (c)	5.00%	05/01/2019	2,500	2,692,350
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,692,350
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,692,350
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,692,350
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	830,805
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (b)(c)	5.00%	08/15/2019	1,100	1,195,920
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	8,178,397
Fort Worth Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,934,099
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,744,387
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,099,500
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,825,808
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,563,520
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (d)	1.38%	06/01/2018	1,750	1,750,577
Series 2013 B, Ref. Floating Rate Hospital RB (d)	1.48%	06/01/2019	2,065	2,068,923
Series 2014 B, Floating Rate Hospital RB (b)(d)	1.36%	12/01/2019	11,000	11,010,450
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (c)	5.00%	02/15/2018	2,000	2,059,000
Series 2009, Ref. RB (c)	5.00%	02/15/2019	1,000	1,069,490
Series 2009, Ref. RB (b)(c)	5.63%	02/15/2019	2,500	2,697,900

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	$485	$530,731
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,905,067
Series 2015, Floating Rate RB (b)(d)	1.56%	06/01/2020	5,000	5,052,400
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/2023	1,500	1,608,915
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	535	589,292
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	956,702
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	4,000	4,334,720
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,525,399
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2017	340	341,190
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	521,770
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	261,218
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(d)	1.53%	06/01/2017	2,000	1,999,920
Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,486,156
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	9,330,480
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	8,500	10,121,970
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	6,104,485
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(d)	1.21%	08/15/2019	17,000	17,010,030
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	1,000	1,029,930
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	1,500	1,796,355
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (b)(c)	5.75%	08/15/2019	365	402,194
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/2027	1,230	1,289,188
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2027	5,675	4,257,271
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/2029	455	490,354
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	10	10,826
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	30	32,479
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	5	5,413
Mansfield (City of); Series 2008, Limited Tax GO Ctfs. (b)(c)	6.13%	02/15/2018	500	518,695
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,028,830
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2018	200	204,232
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2020	325	344,890
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2022	720	808,092
Series 2016 A, Sr. Lien RB	5.00%	01/01/2023	755	861,651
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/2024	2,000	2,192,820
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,133,160
Series 2011 A, Ref. First Tier Floating Rate RB (b)(d)	1.58%	01/01/2019	8,000	7,998,720
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	531,335
Series 2014 C, Ref. Floating Rate First Tier RB (b)(d)	1.45%	01/01/2020	9,250	9,207,727
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,399,090
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,395,620
Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.75%	06/01/2022	3,440	3,444,438
Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.65%	08/01/2018	2,250	2,261,205

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Northwest Independent School District; Series 2013 A, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	$1,500	$1,544,895
Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	2,525	3,115,395
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (b)(c)	5.25%	02/15/2019	1,000	1,073,540
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(c)	5.00%	02/15/2019	495	529,313
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	5	5,314
San Antonio (City of); Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,321,129
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,920,840
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2022	595	645,861
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2024	1,280	1,381,581
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,275,513
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.16%	10/01/2018	5,000	4,998,300
Texas (State of) Transportation Commission (State Highway Fund); Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,892,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(e)	0.00%	08/15/2018	3,070	3,028,248
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,583,220
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	6,209,650
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	7,029,582
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,815,945
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,300,894
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	581,980
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,346,855
Texas State University Board of Regents; Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,570,174
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,851,320
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,555,725
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (c)	5.00%	07/01/2021	1,285	1,482,890
University of Houston; Series 2017 A, Ref. Consolidated RB	5.00%	02/15/2025	5,760	7,069,536
University of Texas System Board of Regents; Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	6,180,463
University of Texas; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,200,240
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.00%	09/01/2019	900	979,947
Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.10%	09/01/2019	1,455	1,587,478
Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.38%	09/01/2019	450	493,718
				299,735,504

Utah–0.16%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,701,325
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,372,828
				4,074,153

Vermont–0.04%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (b)(c)	5.00%	06/01/2018	1,000	1,041,190

Virgin Islands–0.53%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	950	839,933
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,758,450
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,001,270
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	952,420

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2022	$2,220	$2,483,647
Series 2015, RB (h)	5.00%	09/01/2023	1,500	1,695,585
Series 2015, RB (h)	5.00%	09/01/2024	1,650	1,866,926
Series 2015, RB (h)	5.00%	09/01/2025	1,500	1,704,420
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,079,900
				13,382,551

Virginia–1.15%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	537,770
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,296,227
Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 D, Educational Facilities RB (CEP-Colorado Higher Education Intercept Program)	5.00%	02/01/2021	14,720	16,799,936
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (b)(c)	5.00%	10/01/2018	1,315	1,387,627
Virginia Commonwealth Transportation Board; Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,830,015
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,247,902
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2025	4,765	5,930,948
				29,030,425

Washington–4.02%
Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (b)(d)	1.48%	11/01/2018	12,500	12,508,000
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB (b)(c)	5.00%	01/01/2019	500	532,400
Series 2009, Ref. Electric System RB (b)(c)	5.00%	01/01/2019	300	319,440
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/2019	2,500	2,627,825
Energy Northwest (Project #1); Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	10,000	12,427,100
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	5,148,405
Series 2017 A, Ref. Electric RB	5.00%	07/01/2026	2,000	2,346,180
Energy Northwest (Project #3); Series 2017 A, Ref. Electric RB	5.00%	07/01/2025	9,000	11,184,390
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (b)(d)	1.18%	12/01/2019	7,480	7,393,980
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (b)(d)	1.10%	12/01/2017	3,000	3,002,520
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,594,468
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,850,600
Series 2015 B-2, Municipal Light & Power Floating Rate RB (b)(d)	1.46%	11/01/2018	7,500	7,500,300
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2018	4,340	4,472,544
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,399,981
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2005 D, Solid Waste Disposal RB (h)	1.25%	11/01/2017	3,000	3,003,090
Series 2008, Solid Waste Disposal RB (h)	2.13%	06/01/2020	3,000	3,033,240
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (b)(d)	1.79%	07/01/2022	5,000	5,020,200
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(c)	5.25%	08/01/2018	985	1,033,167
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	562,130
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB (b)(c)	5.38%	04/01/2019	1,050	1,135,134
Series 2010 A, Ref. RB	5.00%	04/01/2019	1,810	1,943,759
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,356,501
				101,395,354

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–0.82%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	1.63%	10/01/2018	$10,000	$10,076,500
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,373,605
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (b)(c)	5.38%	12/01/2018	1,200	1,279,272
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (b)(d)	1.31%	10/01/2019	4,000	3,995,240
				20,724,617

Wisconsin–0.60%

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/2019	750	804,285
Series 2009 C, RB (b)(c)	5.00%	04/01/2019	750	804,923
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	911,548
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,165,331
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,218,944
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	3,000	3,193,740
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB (b)	4.00%	05/30/2019	6,625	6,992,290
				15,091,061

Wyoming–0.21%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	5.00%	12/01/2017	1,170	1,192,335
Series 2009, RB	5.00%	12/01/2018	545	574,692
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,305,648
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB (b)(c)	5.38%	01/01/2018	1,000	1,026,450
Series 2017 A, Ref. Power Supply RB (INS-BAM) (a)	5.00%	01/01/2024	1,000	1,186,210
				5,285,335
TOTAL INVESTMENTS(i)–99.30% (Cost $2,443,688,916)				2,504,126,410
OTHER ASSETS LESS LIABILITIES–0.70%				17,701,344
NET ASSETS–100.00%				$2,521,827,754
Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	INS	—	Insurer
AGM	—	Assured Guaranty Municipal Corp.	Jr.	—	Junior
AMBAC	—	American Municipal Bond Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.
BAM	—	Build America Mutual Assurance Co.	PCR	—	Pollution Control Revenue Bonds
BAN	—	Bond Anticipation Notes	PILOT	—	Payment-in-Lieu-of-Tax
CAB	—	Capital Appreciation Bonds	RAB	—	Revenue Anticipation Bonds
CEP	—	Credit Enhancement Provider	RAC	—	Revenue Anticipation Certificates
Conv.	—	Convertible	RB	—	Revenue Bonds
COP	—	Certificates of Participation	Ref.	—	Refunding
Ctfs.	—	Certificates	RN	—	Revenue Notes
FGIC	—	Financial Guaranty Insurance Co.	Sec.	—	Secured
GO	—	General Obligation	Sr.	—	Senior
Gtd.	—	Guaranteed	Sub.	—	Subordinated
IDR	—	Industrial Development Revenue Bonds

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to crossover refunding.
(g)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $13,786,908, which represented less than 1% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.1%

See accompanying notes which are an integral part of this schedule.

                    Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                    Invesco Limited Term Municipal Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $163,358,533 and $166,117,626, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$63,898,577
Aggregate unrealized (depreciation) of investment securities	(3,461,083)
Net unrealized appreciation of investment securities	$60,437,494
Cost of investments is the same for tax and financial reporting purposes.

                    Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-MINC-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.95%

Alabama–1.85%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,629,712
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2039	2,725	3,089,006
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2044	2,725	3,075,735
Auburn University; Series 2011 A, General Fee RB (b)(c)	5.00%	06/01/2021	1,000	1,151,850
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (b)(c)	6.00%	06/01/2019	1,000	1,099,390
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	3,000	3,312,390
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (d)	5.00%	01/01/2042	10,005	11,462,428
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	864,180
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (d)	5.00%	09/01/2046	6,000	7,498,620
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,528,901
University of Alabama Board of Trustees; Series 2008 A, Hospital RB (b)(c)	5.75%	09/01/2018	3,000	3,182,070
				52,894,282

Alaska–0.74%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/2040	1,250	1,363,575
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,356,850
Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (b)(c)	5.75%	09/01/2018	195	206,860
Series 2009, RB (b)(c)	5.75%	09/01/2018	5	5,303
Series 2017 A, Master Resolution RB (d)	5.50%	10/01/2042	9,000	10,764,900
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (b)(c)	6.00%	09/01/2019	3,180	3,533,044
Series 2009, Lease RB (b)(c)	6.00%	09/01/2019	1,820	2,022,056
				21,252,588

Arizona–2.80%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (b)(c)	5.50%	01/01/2018	5,000	5,136,750
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,431,100
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB (e)	5.25%	07/01/2047	4,500	4,677,300
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB (e)	5.50%	07/01/2036	5,840	5,935,659
Arizona (State of); Series 2008 A, COP (b)(c)	5.00%	03/01/2018	2,375	2,449,599
Series 2008 A, COP (b)(c)	5.00%	03/01/2018	2,420	2,496,012
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,087,340
Series 2010, RB	5.13%	05/15/2040	2,150	2,346,123
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/2032	1,665	1,703,378
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,121,900
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (e)	5.00%	07/01/2036	2,500	2,577,225
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	600	595,992
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,240,323

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/2042	$1,000	$1,086,680
Series 2012, Education RB	6.40%	07/01/2047	400	435,496
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	1,095	1,243,482
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,441,750
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,345,150
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (f)	5.25%	07/01/2019	1,000	1,046,780
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,094,850
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,070,203
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB (b)(c)	5.25%	07/01/2021	2,000	2,330,500
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (b)(c)	6.00%	12/01/2018	550	591,696
Series 2008, Electrical System RB (b)(c)	6.00%	12/01/2018	740	796,099
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (d)	5.00%	01/01/2025	3,000	3,192,420
Series 2009 A, Electric System RB (d)	5.00%	01/01/2028	2,000	2,126,980
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,508,491
University Medical Center Corp.; Series 2009, Hospital RB (b)(c)	6.00%	07/01/2019	1,250	1,378,800
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/2027	2,000	2,188,140
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/2029	775	831,164
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/2033	710	767,169
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,141,600
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	567,450
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (b)(c)	5.00%	07/01/2017	1,000	1,003,510
				79,987,111

Arkansas–0.34%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/2034	1,825	1,924,462
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (b)(c)	4.60%	03/01/2019	1,495	1,590,815
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,189,065
				9,704,342

California–11.54%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (b)(c)	5.00%	12/01/2017	4,535	4,631,595
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	833,865
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (d)	5.00%	04/01/2056	12,000	13,853,280
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	40	26,051
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/2022	1,510	1,675,602
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (g)	0.00%	06/01/2046	20,000	2,937,400
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (b)(c)	6.00%	07/01/2019	5,000	5,527,300
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/2038	500	541,010
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(c)	5.50%	02/01/2020	1,000	1,119,190
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/2023	1,675	1,681,063
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/2028	2,900	2,907,105

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	$1,525	$1,696,090
Series 2011, RB	5.75%	01/01/2033	450	509,202
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	3,160	3,385,719
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	6,955	7,451,796
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,876,200
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,077,780
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,280,475
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (b)(c)	5.75%	08/15/2018	500	530,050
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (e)	5.00%	06/01/2046	3,000	3,070,530
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.00%	12/01/2041	6,475	7,016,375
Series 2016 A, RB (e)	5.25%	12/01/2056	9,000	9,841,860
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.25%	08/01/2019	1,680	1,871,755
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.25%	10/01/2024	270	270,945
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	6.25%	11/15/2019	315	333,957
Series 2009, Senior Living RB (e)	6.63%	11/15/2024	2,000	2,241,300
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,827,180
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	277,983
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,604,050
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,754,650
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,647,800
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/2029	1,585	1,100,545
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	3,270	1,728,358
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2039	1,000	413,990
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/2021	320	351,315
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	5,030	2,967,398
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	4,185	2,358,122
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/2028	1,000	1,004,810
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,265	12,325,098
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	7,999,600
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/2026	2,000	2,482,400
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2034	1,500	798,045
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	25,000	6,745,500
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (b)(c)	6.50%	08/01/2019	2,000	2,238,980
Long Beach Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (b)(c)	5.75%	08/01/2019	4,695	5,186,003
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	336,613

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2017, Sub. RB (f)	5.00%	05/15/2041	$5,000	$5,712,650
Series 2017, Sub. RB (f)	5.00%	05/15/2046	6,000	6,815,100
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (d)	5.25%	07/01/2038	2,000	2,095,680
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,618,890
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,250,020
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/2035	3,260	1,701,916
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/2034	1,500	1,632,195
Oakland (Port of); Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(f)	5.00%	11/01/2029	4,000	4,059,840
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/2028	2,000	2,258,260
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2033	775	810,480
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2037	1,170	569,755
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2038	4,770	2,232,169
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2039	5,010	2,208,308
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2040	5,260	2,219,194
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2041	5,520	2,238,415
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (b)(c)	5.50%	08/01/2018	2,420	2,552,664
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2035	1,500	770,325
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (b)(c)	5.00%	09/01/2017	5,000	5,053,050
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/2025	1,415	1,474,883
Regents of the University of California; Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	145	157,177
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	275	298,095
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	80	86,718
Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/2019	5,570	6,097,312
Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/2019	8,205	8,981,767
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,751,325
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/2038	6,335	6,642,184
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,841,150
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/2034	1,500	1,568,460
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,713,574
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (b)(c)	6.50%	08/01/2018	525	560,128
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,131,320
Series 2011, RB	6.50%	12/01/2021	2,000	2,342,200
Series 2011, RB	6.50%	12/01/2022	2,000	2,348,720
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)(c)(d)	5.25%	08/01/2019	7,500	8,200,650
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/2023	10,000	11,266,900
Series 2016 B, Second Series RB (f)	5.00%	05/01/2041	12,500	14,264,375
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (b)(c)	6.00%	08/01/2019	1,000	1,109,470
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB (b)(c)	5.25%	03/01/2021	1,500	1,732,665
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	5,000	5,463,900
San Jose (City of); Series 2011 A-1, Airport RB (f)	5.25%	03/01/2026	2,730	3,050,720
Series 2011 A-1, Airport RB (f)	6.25%	03/01/2034	2,500	2,922,950

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/2031	$5,140	$5,154,855
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (h)	6.63%	08/01/2042	1,410	1,216,759
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds (h)	6.70%	09/01/2041	6,095	5,043,308
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,847,996
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB RB (g)	0.00%	06/01/2041	5,000	1,131,000
Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	22,000	7,666,560
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/2027	5,380	5,396,624
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,250	986,600
Vernon (City of); Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	775	823,399
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,790	1,930,175
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/2027	7,865	6,008,073
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/2034	1,000	1,082,270
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2024	3,570	3,084,516
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (b)(c)	5.00%	09/01/2017	1,500	1,516,065
				330,029,689

Colorado–1.65%

Belleview Station Metropolitan District No. 2; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,031,370
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,445,371
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB	5.00%	12/01/2037	3,000	3,077,160
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/2037	1,070	1,073,381
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,512,028
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,898,838
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,684,475
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,934,822
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,702,328
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (b)(c)	5.13%	12/01/2018	400	425,236
Series 2009 A, Water Resource RB (b)(c)	5.25%	12/01/2018	525	559,099
Colorado Springs (City of); Series 2002, Hospital RB (INS-AGM) (a)	5.25%	12/15/2020	3,375	3,598,594
Series 2002, Hospital RB (INS-AGM) (a)	5.25%	12/15/2021	3,530	3,763,862
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,118,470
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (d)	5.00%	08/01/2024	7,500	7,861,800
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,654,240
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,811,625
Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,256,013
Montezuma (County of) Hospital District; Series 2007, Ref. RB (b)(c)	5.90%	10/01/2017	500	508,345
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.25%	06/01/2019	1,075	1,165,913
				47,082,970

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–1.15%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/2024	$1,000	$1,003,370
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/2021	3,000	3,355,500
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2046	2,500	2,540,550
Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2053	1,600	1,608,112
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	5,207,350
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2026	1,000	1,109,180
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,128,070
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,471,150
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB (b)(c)	5.00%	07/01/2018	490	512,207
Series 2007, RB (b)(c)	5.75%	07/01/2018	975	1,027,055
Series 2007, RB (INS-NATL) (a)	5.00%	07/01/2023	610	635,614
Series 2007, RB (INS-NATL) (a)	5.75%	07/01/2033	25	26,188
Hamden (Town of) (Whitney Center); Series 2009 C, RB (b)	5.50%	01/01/2022	1,000	999,950
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,355,320
				32,979,616

Delaware–0.04%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,155,998

District of Columbia–2.80%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,980	3,243,462
Series 2011, RB	6.63%	03/01/2041	1,100	1,204,753
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,701,483
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (b)(c)	6.38%	10/01/2019	2,200	2,470,644
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (b)(c)	5.50%	10/01/2017	4,000	4,062,960
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/2031	11,765	12,008,888
Series 2009 A, Sec. Income Tax RB (d)	5.00%	12/01/2023	10,715	11,752,855
Series 2009 A, Sec. Income Tax RB (d)	5.25%	12/01/2027	6,860	7,552,380
Series 2009 B, Ref. Sec. Income Tax RB (d)	5.00%	12/01/2024	4,285	4,697,817
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Dulles Toll Road CAB RB (INS-AGM) (a)(g)	0.00%	10/01/2037	17,565	7,566,651
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,572,222
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB (f)	5.00%	10/01/2034	5,295	6,151,307
				79,985,422

Florida–4.12%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	350	351,390
Series 2007, IDR	5.88%	11/15/2036	1,000	1,004,460
Broward (County of); Series 2009 A, Water & Sewer Utility RB (b)(c)	5.13%	10/01/2018	1,500	1,584,915
Series 2015 A, Airport System RB (f)	5.00%	10/01/2045	5,030	5,625,049
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,333,840
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/2026	1,000	1,133,360
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	2,500	2,843,200
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,811,730

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020	$60	$68,857
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2026	1,305	1,322,604
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2027	1,325	1,342,874
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2028	1,440	1,459,426
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2032	2,500	2,533,725
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (c)	6.88%	10/01/2022	2,500	2,984,250
Series 2008 A, Ref. RB (b)(c)	5.00%	10/01/2018	1,840	1,937,336
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (e)	6.00%	06/15/2035	2,935	3,025,398
Florida Housing Finance Corp. (Homeowner Mortgage); Series 2008 1, RB (CEP-GNMA) (f)	5.80%	07/01/2028	630	643,003
Series 2008 1, RB (CEP-GNMA) (f)	6.00%	07/01/2039	385	385,716
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(f)	5.38%	10/01/2033	2,500	2,622,325
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,175,740
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/2034	500	535,795
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,103,799
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,137,054
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	10,191,924
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (b)(c)	5.38%	07/01/2018	1,000	1,048,800
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (b)(c)	5.63%	06/01/2019	1,000	1,092,610
Series 2009, Public Facilities RB (b)(c)	5.75%	06/01/2019	775	848,687
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,445,432
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/2035	3,350	3,688,115
Miami-Dade (County of) School Board; Series 2008 B, COP (b)(c)	5.25%	05/01/2018	5,000	5,201,850
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/2039	550	599,275
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/2039	4,500	4,977,585
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/2035	1,205	1,324,247
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2030	2,000	2,239,380
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/2035	3,800	4,314,140
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,393,810
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/2030	625	675,525
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (c)	5.25%	11/15/2017	420	427,858
Series 2007, RB (b)(c)	5.88%	11/15/2017	800	818,384
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (b)(c)	5.00%	09/01/2018	1,360	1,429,659
Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/2035	140	146,524
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/2018	5,200	5,391,724
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,600
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/2027	3,500	3,531,430
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/2022	500	505,570
Sunrise (City of); Series 1998, Ref. Utility System RB (b)(c)	5.20%	10/01/2020	1,725	1,912,508
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/2028	1,150	1,208,788
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/2022	2,275	2,398,737

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	$4,500	$4,855,185
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/2029	3,000	4,035,330
				117,920,525

Georgia–1.89%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/2034	1,000	1,058,750
Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/2021	1,370	1,396,784
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/2022	1,000	1,019,070
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (b)(c)	7.38%	01/01/2019	4,810	5,298,504
Atlanta (City of); Series 2009 A, Water & Wastewater RB (b)(c)	6.00%	11/01/2019	1,000	1,120,780
Series 2009 A, Water & Wastewater RB (b)(c)	6.00%	11/01/2019	1,000	1,120,780
Series 2009 B, Water & Wastewater RB (b)(c)	5.25%	11/01/2019	980	1,080,842
Series 2009 B, Water & Wastewater RB (b)(c)	5.38%	11/01/2019	980	1,083,762
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2034	520	571,251
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/2039	520	571,485
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,688,790
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,166,320
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/2030	1,500	1,692,150
Series 2015, Ref. Water & Wastewater RB (d)	5.00%	11/01/2040	18,420	21,492,640
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	654,582
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB (b)(c)	6.38%	11/15/2019	700	791,630
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/2034	1,000	1,073,600
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,131,820
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (e)	5.88%	06/15/2047	1,680	1,725,242
Series 2017 A, RB (e)	6.00%	06/15/2052	1,530	1,574,095
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (b)(c)	6.38%	08/01/2018	2,135	2,269,548
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (b)(c)	5.25%	01/01/2019	1,500	1,601,595
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM) (a)	5.50%	06/15/2035	1,020	1,125,233
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/2030	750	825,540
				54,134,793

Guam–0.04%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/2037	1,100	1,207,360

Hawaii–0.50%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,165,400
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (f)	3.25%	01/01/2025	4,500	4,722,210
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,656,900
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,375,350
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(c)(d)	5.25%	04/01/2019	4,120	4,446,675
				14,366,535

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.36%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	$1,000	$1,075,560
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (b)(c)	6.13%	12/01/2018	655	705,671
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	470	473,577
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (b)(c)	5.25%	07/15/2018	4,230	4,438,200
Series 2008 A, Grant & RAB (b)(c)	5.25%	07/15/2018	3,485	3,656,532
				10,349,540

Illinois–13.03%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	2,250	2,255,512
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,240	1,227,712
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (b)(c)	5.13%	11/01/2017	3,755	3,822,290
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/2029	3,637	3,643,088
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/2042	1,375	1,379,276
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	410	289,853
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2032	5,000	5,695,950
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	2,725	2,993,658
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(c)(d)	5.00%	01/01/2018	3,000	3,073,350
Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/2030	5,000	5,515,250
Series 2016 B, Ref. General Airport Sr. Lien RB	5.00%	01/01/2041	3,500	3,986,395
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,863,625
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,460,568
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,256	2,220,852
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (d)	5.00%	12/01/2024	15,000	17,135,550
Series 2015 A, Unlimited Tax GO Green Bonds (d)	5.00%	12/01/2044	12,000	13,387,800
Series 2015 C, Limited Tax GO Green Bonds (d)	5.00%	12/01/2027	6,805	8,067,464
Series 2015 C, Limited Tax GO Green Bonds (d)	5.00%	12/01/2028	4,000	4,708,680
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	3,350	3,802,049
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,324,788
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2025	4,840	5,022,952
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (d)	5.25%	12/01/2036	12,000	13,012,920
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,977,049
Chicago (City of); Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/2039	145	145,407
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,346,794
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,517,520
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.25%	01/01/2024	4,200	4,283,622
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.25%	01/01/2025	4,400	4,487,868
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,453,850
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	2,938,908
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,023,370
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,063,001
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,489,106
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,023,360
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	8,883,690

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2017	$2,605	$2,593,746
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2018	2,995	2,933,393
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/2020	4,050	3,779,014
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (b)(c)	5.00%	01/01/2018	2,355	2,412,580
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.00%	01/01/2018	990	1,014,205
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2026	245	250,336
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	584	501,905
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/2029	2,990	2,999,658
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/2019	1,110	1,114,396
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.50%	11/01/2018	1,000	1,079,030
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB (b)(c)	6.00%	03/01/2019	2,500	2,721,325
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,865	1,980,052
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,362,098
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (b)(c)	6.00%	04/01/2021	1,000	1,181,560
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	1,000	1,138,310
Series 1992 C, RB (c)	6.25%	04/15/2022	1,150	1,309,056
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,875	1,994,569
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,395,777
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (d)	5.38%	08/15/2024	1,000	1,091,740
Series 2009 A, RB (d)	5.75%	08/15/2030	2,000	2,199,640
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,433,256
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	203	23,292
Series 2016 B, RB	5.63%	05/15/2020	1,075	1,067,082
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,188,460
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,083,337
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,449,600
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999, RB (c)	5.00%	05/15/2018	175	181,948
Series 1999, RB (c)	5.00%	05/15/2018	4,875	5,067,124
Series 1999, RB (b)(c)	5.25%	05/15/2018	180	187,592
Series 1999, RB (b)(c)	5.25%	05/15/2018	2,615	2,725,301
Series 1999 A, RB (b)(c)	5.50%	05/15/2018	765	799,081
Series 1999 A, RB (b)(c)	5.50%	05/15/2018	11,235	11,735,519
Series 2009, Ref. RB (b)(c)	6.13%	05/15/2019	100	110,076
Series 2009, Ref. RB (b)(c)	6.13%	05/15/2019	2,685	2,955,541
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (b)(c)	6.25%	11/15/2019	1,205	1,357,204
Series 2009, RB	6.25%	11/15/2035	795	875,359
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (b)(c)	7.25%	11/01/2018	4,500	4,901,715
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,477,312
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (b)(c)	5.50%	08/01/2017	3,500	3,526,950
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,882,113
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/2035	1,000	1,081,170

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/2034	$1,000	$1,136,210
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,574,320
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/2041	650	745,290
Illinois (State of) Finance Authority; Series 2009, RB (b)(c)	6.13%	05/15/2019	85	93,424
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax Conv. CAB RB (c)(h)	5.65%	06/15/2022	1,755	2,075,621
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (INS-NATL) (a)(h)	5.65%	06/15/2022	18,245	20,849,839
Series 2002, Ref. Dedicated State Tax RB (b)(c)	5.40%	06/15/2017	2,465	2,494,087
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (a)	5.40%	06/15/2019	6,785	6,877,683
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,190,367
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/2031	2,630	2,939,235
Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/2032	2,395	2,667,096
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (d)	5.00%	01/01/2038	8,000	8,991,680
Series 2015 A, RB (d)	5.00%	01/01/2040	14,190	16,071,736
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/2020	1,800	1,930,734
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,816,847
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,130,000
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,756,393
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,733,952
Lake County Community Unit School District No. 60 (Waukegan); Series 1999 A, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2017	2,875	2,862,580
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/2017	3,915	3,893,859
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,106,462
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/2028	2,000	2,147,480
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/2026	2,000	2,166,780
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/2037	1,500	75,015
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	1,000	1,147,720
Series 2010, RB	6.00%	06/01/2028	10,000	11,461,900
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/2035	958	431,119
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,088,090
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/2042	400	411,164
				372,551,232

Indiana–3.19%

Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016 A, First Lien Water Utility RB	5.00%	10/01/2046	6,500	7,488,325
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,291,400
Series 2016 A, First Lien Wastewater Utility Green RB (INS-NATL) (a)	5.00%	10/01/2046	22,750	25,833,990
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (f)	5.00%	09/01/2046	3,270	3,381,017
Series 2014, RB (f)	5.25%	09/01/2034	1,910	2,036,194
Series 2014, RB (f)	5.25%	09/01/2040	2,730	2,884,491
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,242,997
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,536,975
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	2,000	2,080,480

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (b)(c)	5.75%	01/01/2019	$200	$215,214
Series 2009 B, Power Supply System RB (b)(c)	6.00%	01/01/2019	3,000	3,239,970
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (b)(c)	5.25%	01/01/2019	195	208,400
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	805	859,925
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (b)(c)	5.25%	01/15/2019	2,815	3,012,022
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,962,684
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,713,870
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/2017	9,850	9,922,791
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,792,650
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (b)(c)(e)	5.50%	09/01/2017	1,500	1,517,310
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (b)(f)(j)	1.53%	12/02/2019	7,000	7,000,280
				91,220,985

Iowa–2.35%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (b)(c)	6.00%	06/01/2018	1,860	1,955,269
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (b)(c)	5.25%	06/15/2020	7,000	7,866,390
Series 2011, Hospital RB (b)(c)	5.50%	06/15/2020	1,000	1,131,230
Series 2011, Hospital RB (b)(c)	5.63%	06/15/2020	1,500	1,702,425
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(c)(d)(k)	5.00%	06/01/2019	5,815	6,282,875
Series 2009 A, Special Obligation RB (b)(c)(d)(k)	5.00%	06/01/2019	4,360	4,710,806
Series 2009 A, Special Obligation RB (b)(c)(d)(k)	5.00%	06/01/2019	9,300	10,048,278
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	9,140	9,388,700
Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2027	6,795	7,058,170
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/2029	2,000	2,125,340
Series 2008 A, Health Facilities RB (b)(c)	5.25%	08/15/2019	1,500	1,639,650
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,690,269
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	50,000	5,084,000
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/2027	5,060	5,416,426
				67,099,828

Kansas–0.65%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,645,980
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,080,410
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,166,360
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,096,090
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,277,080
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,198,955
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,611,045
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (b)(c)	5.00%	03/01/2019	2,000	2,141,320
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,331,878
				18,549,118

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.34%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	$3,000	$3,174,330
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,292,650
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	5,000	5,503,400
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,139,140
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,046,740
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/2033	5,070	5,266,361
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/2038	4,000	4,151,240
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,851,283
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,839,792
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	15,394,383
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	5,250	5,911,027
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (b)(c)	6.50%	06/01/2020	3,200	3,712,160
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (b)(c)	5.25%	02/01/2019	2,660	2,849,552
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/2028	340	362,365
Paducah (City of) Electric Plant Board; Series 2009 A, RB (b)(c)	5.25%	04/01/2019	6,000	6,466,620
				66,961,043

Louisiana–2.92%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	598,686
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/2018	2,075	2,098,261
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (b)(c)	5.25%	02/01/2019	1,550	1,662,917
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB (b)(c)	5.38%	01/01/2021	400	459,764
Series 2011 A, Ref. Hospital RB (b)(c)	6.00%	01/01/2021	2,000	2,342,620
Series 2011 A, Ref. Hospital RB (b)(c)	6.00%	01/01/2021	1,000	1,171,310
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (b)(c)	5.00%	10/01/2020	1,000	1,128,160
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/2025	3,475	3,746,710
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB (b)(c)	5.38%	04/01/2019	1,000	1,080,800
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (b)(c)	5.50%	02/01/2020	1,500	1,676,100
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	7,300	7,437,532
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,754,928
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $3,695,000) (e)(f)	7.00%	07/01/2024	3,695	1,386,438
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/2026	1,010	1,300,486
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	5,000	5,583,200
Series 2016 A, Lease RB	5.00%	07/01/2056	7,500	8,374,125
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (b)(c)	6.00%	01/01/2019	2,000	2,159,980

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	$605	$674,018
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,141,564
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,396,570
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,498,640
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,411,060
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,222,920
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/2030	2,580	2,854,125
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,012,100
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/2031	2,645	2,911,431
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,301,380
				83,385,825

Maryland–1.54%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	1,000	1,028,860
Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,755,930
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2039	2,000	2,246,080
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	4,000	4,469,680
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,602,069
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (b)(c)	6.13%	01/01/2021	4,250	4,996,683
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (b)(c)	6.00%	07/01/2021	1,000	1,195,120
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,700,200
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,439,550
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,147,200
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016 D, Private Activity RB (f)	5.00%	03/31/2051	2,200	2,444,046
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,573,719
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,112,750
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,147,620
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,286,260
				44,145,767

Massachusetts–2.33%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/2019	2,430	2,547,733
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sales Tax CAB RB (g)	0.00%	07/01/2031	13,000	8,350,030
Series 2016 A, Ref. Sr. Sales Tax CAB RB (g)	0.00%	07/01/2029	4,685	3,262,962
Massachusetts (State of) College Building Authority; Series 2009 A, RB (b)(c)	5.50%	05/01/2019	1,000	1,087,210
Massachusetts (State of) Development Finance Agency (Care Group); Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,312,480
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,152,810
Series 2016 I, Ref. RB	5.00%	07/01/2038	1,870	2,150,949
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (b)(c)	5.38%	08/01/2018	2,000	2,104,660
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/2019	2,000	2,181,500
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,567,250
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)(c)(d)	5.50%	11/15/2018	20,955	22,376,587
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,147,300
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/2033	750	837,150
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	135	135,813

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(c)(d)	5.50%	07/01/2018	$6,680	$7,020,947
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,124,487
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,148,110
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,112,460
				66,620,438

Michigan–2.21%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (b)(c)	6.25%	07/01/2019	1,000	1,109,280
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	564,395
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	15,000	16,825,050
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,967,955
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,527,667
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2037	2,000	2,258,940
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2027	4,000	4,672,320
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,550,459
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,174,160
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (f)	7.50%	01/01/2021	855	839,490
Oakland University Board of Trustees; Series 2016, General RB	5.00%	03/01/2041	5,000	5,686,000
Series 2016, General RB	5.00%	03/01/2047	6,500	7,354,035
Summit Academy North; Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	3,000	3,033,570
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,204,808
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (f)	5.00%	12/01/2032	1,500	1,648,665
Series 2012 B, RB (f)	5.00%	12/01/2037	1,500	1,628,880
Series 2012 D, Ref. RB (f)	5.00%	12/01/2028	2,500	2,780,450
Wyoming (City of); Series 2008, Water Supply System RB (b)(c)	5.13%	06/01/2018	1,305	1,360,776
				63,186,900

Minnesota–0.50%

Minneapolis (City of) (Fairview Health Services); Series 2008, Health Care System RB (b)(c)	6.50%	11/15/2018	815	880,787
Series 2008, Health Care System RB (INS-AGC) (a)	6.50%	11/15/2038	4,460	4,776,571
Series 2008 A, Health Care System RB (b)(c)	6.75%	11/15/2018	3,000	3,252,510
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2030	1,060	1,138,885
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (b)(c)	5.75%	07/01/2019	2,000	2,197,560
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	2,000	2,054,840
				14,301,153

Mississippi–0.29%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (l)	0.79%	12/01/2030	7,000	7,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,252,177
				8,252,177

Missouri–1.24%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/2039	2,000	2,146,860
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (b)(c)	5.75%	06/01/2019	2,150	2,353,970

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	$5,990	$6,871,488
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB (e)	5.00%	04/01/2046	1,150	1,064,590
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	2,250	2,376,765
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	2,000	2,102,860
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	125	126,401
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB (b)(c)	5.63%	05/15/2019	2,075	2,261,459
Series 2009, RB	5.63%	05/15/2039	425	458,401
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	1,005,879
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,302,440
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	2,100	2,282,868
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,334,975
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	1,985,603
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,005,510
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (b)(c)	6.38%	12/01/2017	500	514,050
Series 2007 A, Senior Living Facilities RB (b)(c)	6.38%	12/01/2017	1,250	1,285,125
				35,479,244

Montana–0.14%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,748,869
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (b)(c)	5.75%	01/01/2021	1,000	1,164,470
				3,913,339

Nebraska–0.81%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,377,505
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (b)(c)	5.38%	04/01/2019	4,000	4,322,400
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (a)	5.00%	01/01/2037	5,750	5,770,010
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,712,900
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB (b)(c)	5.25%	01/01/2019	1,000	1,068,390
University of Nebraska (Omaha Health & Recreation); Series 2008, RB (b)(c)	5.00%	05/15/2018	1,000	1,039,680
				23,290,885

Nevada–0.69%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,163,920
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,165,980
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/2039	5,500	5,959,360
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds (b)(c)	5.63%	07/01/2018	1,500	1,577,730
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/2017	3,000	3,000,000
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds (b)(c)	5.00%	12/15/2017	4,000	4,090,240
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds (b)(c)	5.00%	06/01/2019	800	864,536
				19,821,766

New Hampshire–0.50%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/2030	5,250	5,447,978

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	$930	$970,994
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,520,860
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,235,168
				14,175,000

New Jersey–4.85%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2024	4,000	4,390,560
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(m)	7.52%	09/19/2019	850	911,472
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2032	675	615,465
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,117,557
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,289,203
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB (b)(c)	5.50%	12/15/2018	350	374,896
Series 2009, RB (INS-AGC) (a)	5.50%	12/15/2034	5	5,282
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/2043	1,500	1,681,935
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/2024	3,885	4,439,933
Series 2009, School Facilities Construction RB (b)(c)	5.50%	12/15/2018	645	690,879
Series 2009 BB, School Facilities Construction RB (b)(c)	5.00%	09/01/2019	1,750	1,905,995
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,272,250
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,083,590
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,233,220
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (b)(c)	5.63%	07/01/2021	4,000	4,717,240
Series 2011 A, Ref. RB (b)(c)	5.63%	07/01/2021	4,000	4,717,240
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,350,630
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,915,460
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,072,900
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	130	134,102
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/2026	10,000	7,108,200
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,212,440
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,492,538
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,628,700
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,013,700
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	15,550	15,928,331
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/2036	1,000	1,055,200
Series 2009 I, RB	5.00%	01/01/2035	2,000	2,160,280
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,792,650
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,654,644
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	3,324,605
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,852,517
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	9,496,010
				138,639,624

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.35%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)	5.20%	06/01/2020	$2,000	$2,195,820
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,539,971
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (b)(c)(d)	6.38%	08/01/2018	3,000	3,189,060
				9,924,851

New York–8.67%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (g)	0.00%	07/15/2035	5,000	2,419,850
Series 2009, PILOT RB (b)(c)	6.25%	01/15/2020	2,710	3,077,097
Series 2009, PILOT RB (b)(c)	6.38%	01/15/2020	1,130	1,286,720
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,849,452
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System Floating Rate General RN (b)(j)	1.35%	11/01/2018	2,000	2,002,360
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/2017	5,000	5,000,000
Series 2008 A, Electric System General RB (b)(c)	5.50%	05/01/2019	5,000	5,434,350
Series 2008 A, Electric System General RB (b)(c)	6.00%	05/01/2019	5,000	5,481,750
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	2,280	2,662,721
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/2041	2,000	2,252,840
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,398,285
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	6,052,650
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,900,588
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,382,560
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,431,250
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (b)(c)	5.25%	11/01/2017	2,500	2,546,625
Series 2007, Ref. Civic Facility RB (b)(c)	5.25%	11/01/2017	5,000	5,093,250
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/2039	1,000	1,084,210
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/2045	28,610	32,396,247
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (d)	5.25%	01/15/2039	2,000	2,126,180
Series 2013, Sub. Future Tax Sec. RB (d)	5.00%	11/01/2038	5,465	6,361,752
Subseries 2009 A-1, Future Tax Sec. RB (b)(c)(d)	5.00%	05/01/2019	4,455	4,801,866
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/2028	5,570	6,003,680
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/2029	4,455	4,801,866
Subseries 2013, Sub. Future Tax Sec. RB (d)	5.00%	11/01/2042	12,625	14,541,728
New York (City of); Subseries 2007 D-1, Unlimited Tax GO Bonds (b)(c)	5.13%	12/01/2017	1,510	1,542,692
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	1,011,295
Subseries 2008 L-1, Unlimited Tax GO Bonds (b)(c)	5.00%	04/01/2018	230	237,878
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	1,995	2,063,927
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2051	4,000	4,269,600
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (d)	5.00%	03/15/2031	21,885	24,723,047
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/2032	1,000	1,114,460
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,100,950
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,125,640
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (d)	5.00%	03/15/2040	12,030	13,767,493
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)	5.00%	03/15/2028	2,000	2,141,080

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	$500	$532,865
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	10,905	11,725,492
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (f)	5.00%	08/01/2026	10,000	10,783,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)	5.00%	07/01/2046	15,205	16,624,539
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (g)	0.00%	08/15/2045	57,500	8,135,100
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,398,651
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB (c)	5.00%	01/01/2020	1,960	2,087,772
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,212,860
				247,988,418

North Carolina–0.65%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (b)(c)	5.25%	04/01/2018	5,875	6,086,617
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	5,475	5,820,254
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB (b)(c)	5.00%	06/01/2019	1,000	1,080,840
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,048,740
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (b)(c)	5.63%	10/01/2017	1,000	1,015,780
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (b)(c)	5.13%	01/01/2019	2,000	2,131,880
Oak Island (Town of); Series 2009, Enterprise System RB (b)(c)	6.00%	06/01/2019	500	550,205
				18,734,316

North Dakota–0.26%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,731,077
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/2037	1,000	1,074,480
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,483,950
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,112,980
				7,402,487

Ohio–4.59%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,233,199
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,105,510
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,609,300
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,102,931
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	15,975	17,988,808
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2019	1,000	1,080,670
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	17,874,006
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,846,124
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,628,975
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/2024	760	815,366
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/2034	2,450	2,618,487
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/2021	2,365	2,579,245
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/2025	2,895	2,311,976
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,577,050

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	$500	$500,630
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,252,534
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,801,500
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,771,193
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,804,900
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,305	2,426,474
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,781,835
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/2024	1,750	1,808,065
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/2024	4,810	4,971,905
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,913,940
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,634,280
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	5,000	5,262,950
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	4,008,262
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (f)	5.00%	12/31/2025	2,000	2,352,660
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,258,450
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	5,766,871
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	6.10%	09/20/2049	2,845	2,949,212
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	4.38%	06/01/2022	1,500	1,409,910
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2018	1,000	1,041,700
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,116,310
				131,205,228

Oklahoma–0.82%

Grand River Dam Authority; Series 2008 A, RB (b)(c)	5.00%	06/01/2018	3,735	3,889,218
Series 2008 A, RB (b)(c)	5.00%	06/01/2018	3,735	3,889,218
Series 2008 A, RB (b)(c)	5.00%	06/01/2018	6,350	6,612,192
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	3,965	3,588,404
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (b)(f)	5.00%	06/01/2025	5,000	5,348,250
				23,327,282

Oregon–0.54%

Beaverton School District; Series 2009, Limited Tax GO Bonds (b)(c)	5.00%	06/01/2019	750	810,608
Series 2009, Limited Tax GO Bonds (b)(c)	5.13%	06/01/2019	500	541,640
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,179,400
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,602,045
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	991,539
Portland (Port of); Series 2017 24-B, Airport RB (f)	5.00%	07/01/2042	3,000	3,439,920
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,089,390
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,107,100
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/2033	3,500	3,737,405
				15,499,047

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–2.02%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (b)(c)	5.25%	03/01/2021	$700	$807,737
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,603,068
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR (b)	4.25%	04/01/2021	3,895	3,657,015
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (b)	4.38%	07/01/2022	3,500	3,290,000
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	3,916,675
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,086,490
Erie (City of) Parking Authority; Series 2010, Gtd. RB (b)(c)	5.20%	09/01/2020	260	294,354
Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/2035	740	795,966
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,255,794
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (l)(n)	0.77%	09/01/2028	1,700	1,700,000
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (b)(c)	5.50%	04/01/2018	2,250	2,337,727
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (f)	5.50%	11/01/2044	3,300	3,552,318
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/2036	500	555,385
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (b)(c)	5.00%	06/01/2019	250	270,418
Series 2009 A, Sub. RB (b)(c)	5.00%	06/01/2019	855	923,443
Series 2009 A, Sub. RB (b)(c)	5.00%	06/01/2019	4,000	4,322,680
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/2039	745	793,112
Subseries 2010 B-2, Sub. RB (b)(c)	5.75%	12/01/2020	2,150	2,498,106
Subseries 2010 B-2, Sub. RB (b)(c)	5.75%	12/01/2020	1,165	1,353,625
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	1,235	1,400,502
Subseries 2010 B-2, Sub. RB (b)(c)	6.00%	12/01/2020	395	462,340
Subseries 2010 B-2, Sub. RB (b)(c)	6.00%	12/01/2020	415	485,749
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,940	2,218,720
Subseries 2014 A-2, Sub. Conv. CAB RB (h)	5.13%	12/01/2040	5,500	4,642,220
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,955,035
Philadelphia (City of); Ninth Series 2010, Gas Works RB (b)(c)	5.00%	08/01/2020	500	561,985
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/2026	2,360	2,715,180
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/2031	2,000	2,195,820
State Public School Building Authority (Harrisburg School District); Series 2009, RB (b)(c)	5.00%	05/15/2019	335	361,398
Series 2009, RB (b)(c)	5.00%	05/15/2019	335	361,261
Series 2009, RB (b)(c)	5.00%	05/15/2019	1,330	1,434,259
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (l)(n)	0.77%	07/01/2027	900	900,000
				57,708,382

Puerto Rico–0.16%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (c)(g)	0.00%	07/01/2017	4,660	4,657,158
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (b)(c)	5.50%	08/01/2019	20	21,929
				4,679,087

Rhode Island–0.49%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	551,170
Rhode Island Commerce Corp.; Series 2016 D, Airport RB	5.00%	07/01/2041	3,840	4,339,008
Series 2016 D, Airport RB	5.00%	07/01/2046	6,005	6,755,265
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(f)	5.25%	07/01/2028	1,810	1,879,848

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–(continued)

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (b)(c)	6.25%	05/15/2019	$500	$551,455
				14,076,746

South Carolina–1.62%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,366,980
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,174,760
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB (b)(c)	5.00%	01/01/2018	555	568,503
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,445	1,476,804
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/2030	500	552,730
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/2034	1,000	1,144,850
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (b)(c)	5.38%	02/01/2019	2,000	2,147,400
Series 2009 B, Ref. & Improvement Hospital RB (b)(c)	5.50%	02/01/2019	3,000	3,227,280
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,067,510
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,063,520
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,057,010
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,224,721
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	713	709,022
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	269	35,910
South Carolina (State of) Ports Authority; Series 2015, RB (f)	5.00%	07/01/2045	10,000	11,077,600
South Carolina (State of) Public Service Authority; Series 2008 A, RB (b)(c)	5.50%	01/01/2019	160	171,597
Series 2008 A, RB (b)(c)	5.50%	01/01/2019	1,840	1,973,363
Series 2016 B, Ref. Obligation RB	5.00%	12/01/2036	5,000	5,636,200
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/2022	4,465	4,625,383
				46,301,143

South Dakota–0.39%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,649,355
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,354,960
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (b)(c)	5.50%	08/01/2018	4,000	4,214,440
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (c)	6.70%	09/01/2017	895	906,850
				11,125,605

Tennessee–1.22%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,194,300
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	11,307,700
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,610,350
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,188,240
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,603,185
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,160,467
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	8,015	9,003,089
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	513,845
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,202,874
				34,784,050

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–10.23%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(i)	6.50%	11/01/2029	$430	$18,800
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,014,300
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/2039	1,020	1,064,778
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	1,500	1,615,410
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (c)	7.00%	05/01/2021	500	578,410
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (f)	5.95%	05/15/2033	1,100	1,162,645
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (b)(f)	5.90%	05/01/2028	1,050	1,087,579
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,982,085
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB (b)(c)	5.75%	01/01/2021	1,000	1,161,400
Series 2011, Sr. Lien RB (b)(c)	6.00%	01/01/2021	5,000	5,850,750
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,907,683
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,298,420
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,070,260
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/2034	4,000	4,303,000
Dallas Area Rapid Transit; Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2041	5,535	6,400,563
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,320,912
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,594,095
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (b)(c)	5.00%	02/15/2018	2,840	2,923,979
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/2023	2,000	1,802,140
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,759,987
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/2031	6,665	8,705,023
Series 2009, Sr. Lien Toll Road RB (b)(c)	5.00%	08/15/2019	570	619,704
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	461,614
Series 2009 A, Sr. Lien Toll Road RB (b)(c)	5.00%	08/15/2019	2,920	3,174,624
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	11,000	12,742,180
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB (b)(c)	5.38%	11/15/2018	825	878,204
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,199,605
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.25%	12/01/2018	1,000	1,094,840
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/2026	3,860	4,077,202
Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/2027	3,180	3,357,985
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,853,157
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/2026	8,750	6,727,612
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/2027	3,600	2,661,552
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	916,974
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB (b)(c)	6.50%	05/15/2021	935	1,128,620
Series 2011, RB (b)(c)	6.50%	05/15/2021	805	967,884
Series 2011 A, RB (b)(c)	6.88%	05/15/2021	1,700	2,075,513
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/2035	1,000	1,108,970

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/2040	$1,000	$1,086,560
Series 2012, Special Facilities RB (f)	5.00%	11/01/2028	2,000	2,223,500
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2016, Ref. RB	5.00%	05/15/2046	4,000	4,566,760
Lower Colorado River Authority; Series 2012 A, Ref. RB (b)(c)	5.00%	05/15/2022	10	11,775
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,205,947
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (b)(c)	6.00%	02/15/2019	2,500	2,715,050
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,886,832
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,082,100
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,646,288
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	676,748
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	835,625
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,198,150
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,164,730
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2036	3,400	3,780,528
Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	6,750	7,442,280
Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	5,000	5,497,300
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	1,000	1,066,580
Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/2018	1,755	1,807,983
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	251,696
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	805	827,556
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	1,475	1,516,329
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	725	745,315
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	1,595	1,639,692
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	430	440,514
Series 2008, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/2033	220	225,379
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2028	12,800	9,541,888
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2029	2,165	1,553,691
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2031	4,710	3,062,206
Series 2008 K-1, Ref. First Tier System RB (b)(c)	5.75%	01/01/2019	1,630	1,753,456
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,080,880
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (b)(c)	5.13%	02/15/2019	1,000	1,071,430
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (b)(c)	5.30%	08/01/2019	860	940,057
Series 2009, Limited Tax GO Ctfs. (b)(c)	5.38%	08/01/2019	755	826,491
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (b)(e)(f)	7.25%	02/13/2020	4,000	4,160,240
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	2,000	2,013,520
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	959,131
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(c)	5.25%	02/15/2018	1,000	1,031,250
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	5.38%	09/15/2030	650	640,250
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	274,826
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(c)	5.25%	02/15/2019	105	112,740
Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(c)	5.25%	02/15/2019	390	418,681
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/2031	5	5,325

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/2032	$1,250	$1,341,787
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/2037	1,000	1,073,430
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (b)(c)	6.13%	11/15/2019	2,000	2,243,460
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	347,105
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (c)	5.00%	11/15/2017	220	224,189
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	284,231
Series 2007, Retirement Facility RB (b)(c)	5.25%	11/15/2017	1,760	1,795,517
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,240	2,268,000
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,213,970
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,507,440
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	5,000	5,186,150
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (b)(c)	6.50%	01/01/2019	875	951,125
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	1,190	1,220,309
Series 2008, Ref. RB (INS-AGC) (a)	6.50%	07/01/2037	3,375	3,616,515
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (f)(m)	12.42%	07/02/2024	125	131,443
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	7,670	3,461,164
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	9,995	4,300,549
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(c)(d)	5.00%	04/01/2018	3,650	3,777,203
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (c)(g)	0.00%	08/15/2027	30	23,876
Series 2002 A, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/2027	970	750,023
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (b)(c)	5.00%	05/15/2019	1,610	1,736,546
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,531,171
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,322,200
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	7,048,459
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,078,156
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,269,202
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (f)	5.00%	12/31/2045	7,550	8,186,163
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,156,423
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	3,475	3,998,300
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,374,224
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (b)(c)	5.13%	07/01/2021	1,655	1,905,219
Series 2011, Hospital RB (b)(c)	5.25%	07/01/2021	2,000	2,312,300
University of Houston; Series 2009, Ref. Consolidated RB (b)(c)	5.00%	02/15/2019	1,000	1,069,320
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(c)	5.00%	02/15/2018	1,790	1,842,805
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/2024	1,300	1,326,156
				292,529,868

Utah–0.65%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/2033	710	749,646
Salt Lake City (City of); Series 2017 A, Airport RB (d)(f)	5.00%	07/01/2042	14,000	16,261,700

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	$600	$607,584
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (b)(c)	5.00%	06/15/2018	1,050	1,094,667
				18,713,597

Vermont–0.15%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,370,204
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,401,050
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (b)(c)	5.00%	06/01/2018	1,565	1,629,463
				4,400,717

Virgin Islands–0.30%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	742,773
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	9,000	7,753,140
				8,495,913

Virginia–1.10%

Hampton Roads Sanitation District; Series 2008, Wastewater RB (b)(c)	5.00%	04/01/2018	2,000	2,070,040
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,125,260
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	3,965,680
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB (e)	5.00%	07/01/2045	1,000	1,043,500
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (b)(c)	6.00%	12/01/2018	1,000	1,076,620
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2027	4,465	4,812,020
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	4,920	5,415,591
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	6,735	7,151,829
Series 2012, Sr. Lien RB (f)	5.00%	01/01/2040	2,535	2,665,578
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,165,480
				31,491,598

Washington–2.79%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,075,800
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	895	932,885
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (b)(c)	5.25%	06/01/2018	3,575	3,731,478
Seattle (City of); Series 2008, Drainage & Wastewater RB (b)(c)	5.00%	06/01/2018	2,450	2,551,650
Series 2008, Ref. & Improvement Municipal Light & Power RB (b)(c)	5.75%	04/01/2019	2,000	2,176,160
Tacoma (Port of); Series 2016 B, Ref. RB (d)(f)	5.00%	12/01/2043	21,525	24,507,289
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/2035	1,250	1,369,125
Series 2011, RB	6.00%	01/01/2031	1,500	1,673,925
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB (b)(c)	5.25%	08/15/2018	1,000	1,050,450
Series 2008 B, RB (b)(c)	6.00%	08/15/2019	2,000	2,219,780
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/2033	5,000	5,260,700
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (b)(c)	5.38%	10/01/2019	500	550,745
Series 2009, Ref. RB (b)(c)	5.63%	10/01/2019	1,500	1,660,860

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	$2,500	$2,564,125
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (e)	6.50%	07/01/2030	800	806,936
Series 2015 A, RB (e)	6.75%	07/01/2035	820	817,901
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/2027	1,100	1,132,626
Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)(c)	5.00%	07/01/2017	2,250	2,257,875
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)(c)(d)	5.00%	08/01/2019	21,500	23,397,375
				79,737,685

West Virginia–0.21%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/2037	1,000	1,005,540
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,106,134
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (e)(f)	6.75%	02/01/2026	4,035	3,959,787
				6,071,461

Wisconsin–1.79%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/2021	2,000	2,032,300
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,160,025
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/2030	1,500	1,612,020
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB (b)(c)	5.00%	04/01/2019	750	804,923
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB (b)(c)	5.50%	05/01/2021	2,000	2,334,200
Series 2011 A, RB (b)(c)	5.75%	05/01/2021	1,000	1,176,660
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (b)(c)	6.38%	02/15/2019	500	546,090
Series 2009, RB (b)(c)	6.63%	02/15/2019	1,000	1,096,310
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,357,875
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (f)	5.30%	09/01/2023	1,350	1,359,706
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2036	4,500	5,143,230
Series 2016, Lease Development RB	5.00%	03/01/2046	4,540	5,129,564
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,304,940
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	8,195,826
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,049,759
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (e)	5.25%	12/01/2039	5,000	4,771,550
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (b)(c)	5.38%	05/01/2019	225	243,999
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,306,747
Series 2009 A, General Fund Annual Appropriation RB (b)(c)	5.63%	05/01/2019	475	517,361
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,920,078
				51,063,163

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.55%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	$4,000	$4,294,440
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,126,580
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB (b)(c)	5.50%	01/01/2018	2,360	2,424,121
Series 2017 A, Ref. Power Supply RB (INS-BAM) (a)	5.00%	01/01/2047	7,000	7,976,850
				15,821,991
TOTAL INVESTMENTS(o)–108.95% (Cost $2,920,734,637)				3,115,727,730
FLOATING RATE NOTE OBLIGATIONS–(10.07)%
Notes with interest and fee rates ranging from 1.32% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 05/15/2023 to 04/01/2056 (See Note 1D) (p)				(288,020,000)
OTHER ASSETS LESS LIABILITIES–1.12%				31,996,983
NET ASSETS–100.00%				$2,859,704,713

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	IDR	—	Industrial Development Revenue Bonds
AGC	—	Assured Guaranty Corp.	INS	—	Insurer
AGM	—	Assured Guaranty Municipal Corp.	Jr.	—	Junior
AMBAC	—	American Municipal Bond Assurance Corp.	LOC	—	Letter of Credit
BAM	—	Build America Mutual Assurance Co.	MFH	—	Multi-Family Housing
BHAC	—	Berkshire Hathaway Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.
CAB	—	Capital Appreciation Bonds	PCR	—	Pollution Control Revenue Bonds
CARS	—	Convertible Auction Rate Security	PILOT	—	Payment-in-Lieu-of-Tax
CEP	—	Credit Enhancement Provider	RAB	—	Revenue Anticipation Bonds
Connie Lee	—	Connie Lee Insurance Co.	RAC	—	Revenue Anticipation Certificates
Conv.	—	Convertible	RB	—	Revenue Bonds
COP	—	Certificates of Participation	Ref.	—	Refunding
CR	—	Custodial Receipts	RN	—	Revenue Notes
Ctfs.	—	Certificates	Sec.	—	Secured
FHA	—	Federal Housing Administration	Sr.	—	Senior
GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated
GO	—	General Obligation	VRD	—	Variable Rate Demand
Gtd.	—	Guaranteed	Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $122,871,644, which represented 4.30% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $524,936, which represented less than 1% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(m)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,042,915, which represented less than 1% of the Fund’s Net Assets.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Fund’s investments with a value of $468,485,942 are held by TOB Trusts and serve as collateral for the $288,020,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy. Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                    Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

                    Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $115,232,361 and $105,515,100, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$211,072,997
Aggregate unrealized (depreciation) of investment securities	(13,976,330)
Net unrealized appreciation of investment securities	$197,096,667
Cost of investments for tax purposes is $2,918,631,063.

                    Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	VK-NYTFI-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–111.34%(a)

New York–106.07%
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/2031	$1,000	$1,002,430
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (b)(c)	5.75%	11/15/2017	400	408,992
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (d)	5.00%	12/15/2025	500	553,435
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/2020	1,000	1,175,640
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	546,180
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	549,912
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	3,685	1,868,811
Series 2009, PILOT RB (b)(c)	6.25%	01/15/2020	685	777,790
Series 2009, PILOT RB (b)(c)	6.38%	01/15/2020	475	540,878
Series 2016 A, PILOT Ref. RB (f)	5.00%	07/15/2042	4,795	5,407,369
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,126,000
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,113,225
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	516,620
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (g)(h)	5.00%	01/01/2035	1,100	1,187,736
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	350	388,210
Series 2012, RB	5.00%	08/01/2042	1,750	1,922,445
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,303,260
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	663,144
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,000	1,004,290
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,850	3,239,909
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,374,890
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	1,340	1,442,455
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	1,400	1,596,728
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	1,400	1,640,632
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,000,240
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (d)(e)	0.00%	06/01/2018	2,000	1,979,320
Series 2008 A, Electric System General RB (b)(c)	5.50%	05/01/2019	355	385,839
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	760,101
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017, Dedicated Tax Fund Green Bonds	5.25%	11/15/2057	935	1,118,737
Series 2017 A-1, Green Bonds	5.25%	11/15/2057	745	870,056
Metropolitan Transportation Authority; Series 2002 G-1H, Ref. Floating RB (b)(i)	1.49%	02/01/2022	1,000	1,007,780
Series 2009 B, Dedicated Tax Fund RB (b)(c)	5.00%	11/15/2019	1,500	1,649,310
Series 2009 B, Dedicated Tax Fund RB (b)(c)	5.25%	11/15/2019	615	679,944
Series 2012 H, RB	5.00%	11/15/2030	750	875,243
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,167,800
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	370	407,307
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/2036	875	987,884
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	934,141
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (f)	5.00%	11/15/2051	4,905	5,341,055

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	$180	$181,386
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	10,841
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,051,718
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	815,790
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,120
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	746,565
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	614,262
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (d)(g)	5.75%	12/01/2022	2,000	2,024,240
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	969,667
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB (f)	5.25%	10/15/2057	3,115	3,689,001
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (b)(c)	5.25%	11/01/2017	1,300	1,324,245
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (d)	5.00%	01/01/2036	1,140	1,142,759
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,175,740
Series 2017 DD, Water & Sewer System RB (f)	5.25%	06/15/2047	2,250	2,706,548
Subseries 2011 A-1, VRD Water & Sewer System RB (j)	0.80%	06/15/2044	3,000	3,000,000
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	524,820
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	898,204
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2027	1,310	1,399,041
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2039	1,000	1,063,090
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	632,360
Subseries 2009 A-1, Future Tax Sec. RB (b)(c)(f)	5.00%	05/01/2019	605	652,105
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2028	755	813,784
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2029	605	652,105
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	756,862
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,135,630
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	919,947
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)(c)	5.00%	10/01/2018	800	844,632
New York (City of); Series 2008, Unlimited Tax GO Bonds (b)(c)	5.50%	11/15/2018	1,750	1,868,317
Series 2016 B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,171,480
Subseries 2008 G-1, Unlimited Tax GO Bonds (b)(c)	6.25%	12/15/2018	390	422,280
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,816
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)(c)	5.00%	02/01/2018	300	308,415
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/2025	105	107,935
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (e)	0.00%	06/01/2038	1,685	485,954
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2045	815	873,036
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	709,335
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,128,320
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2027	710	913,358
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2030	750	989,153
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/2031	555	739,282
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	573,760
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	1,000	1,083,990

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (d)	5.25%	07/01/2028	$935	$1,126,712
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (b)(c)	5.00%	07/01/2018	500	522,550
Series 2011 A, RB	5.13%	07/01/2029	500	573,020
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,301,853
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (d)	5.00%	07/01/2041	1,150	1,153,738
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,068,940
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (d)	5.50%	07/01/2023	1,250	1,518,187
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM) (d)	5.00%	02/15/2027	100	100,335
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (d)(g)	5.25%	02/15/2028	1,775	1,857,715
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	957,259
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(c)	5.13%	07/01/2019	1,250	1,358,200
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (b)(c)	6.00%	07/01/2020	1,500	1,722,705
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (d)	5.50%	07/01/2031	1,070	1,381,295
Series 2017 A, Ref. RB	5.00%	07/01/2043	470	555,296
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (b)(c)	5.50%	05/01/2019	1,250	1,359,600
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (h)	5.00%	12/01/2045	425	461,733
Series 2017, Ref. RB (h)	5.00%	12/01/2036	900	997,056
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB (b)(c)	5.00%	05/01/2023	20	23,958
Series 2013 A, RB	5.00%	05/01/2029	980	1,074,501
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,030,376
Series 2016, Ref. RB	5.00%	07/01/2039	500	575,550
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,374,975
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	858,902
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB (b)(c)	7.50%	10/01/2018	2,000	2,176,060
Series 2008 D, RB (b)(c)	5.75%	10/01/2018	500	532,580
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,394,789
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	531,215
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,370,393
New York (State of) Dormitory Authority (The New School); Series 2010, RB (b)(c)	5.50%	07/01/2020	1,245	1,411,021
Series 2011, Ref. RB	5.00%	07/01/2031	750	831,420
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2039	630	698,777
Series 2014 A, RB	5.50%	01/01/2044	700	774,130
New York (State of) Dormitory Authority (University of New York Dormitory Facilities); Series 2017 A, Ref. RB	5.00%	07/01/2046	935	1,097,540
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (b)(c)	5.00%	10/01/2019	1,385	1,516,312
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (d)	5.00%	10/01/2024	115	124,635
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	704,502
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, Facilities RB (INS-SGI) (d)(g)(i)	1.37%	01/01/2039	1,000	920,000
Subseries 1999 A-1, Facilities RB (INS-AMBAC) (d)(g)(i)	1.37%	05/01/2034	1,000	920,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	828,579

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB (b)(c)	5.00%	10/01/2018	$500	$526,895
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	536,855
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,850,672
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,505,881
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,733,475
Series 2016, Sub. Lien CAB RB (e)	0.00%	11/15/2044	3,270	1,094,436
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/2044	1,505	1,618,236
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/2044	415	496,909
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	993,160
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,580,977
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,323,876
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,119,956
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,632,016
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (c)	5.50%	04/15/2035	310	433,008
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	785,460
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2026	1,070	1,153,802
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)(g)	5.00%	07/01/2046	1,750	1,913,380
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (g)	5.00%	04/01/2029	725	815,516
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	306,633
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (d)	5.00%	06/15/2023	935	1,116,166
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	996,512
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,141,531
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (b)(c)	5.13%	07/01/2019	750	815,250
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (g)(k)	5.38%	12/01/2036	1,000	1,001,850
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	08/15/2045	4,000	565,920
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	08/15/2060	25,000	824,500
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	2,765	3,320,406
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/2027	965	965,318
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	508,110
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	461,443
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (g)	5.00%	01/01/2034	1,080	1,228,349
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (g)	5.00%	11/01/2036	1,000	1,067,610
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	276,825
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,291,063
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB (b)(c)	4.75%	05/15/2018	200	207,540
Series 2013 C, RB (f)	5.00%	11/15/2038	2,790	3,212,015
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,379,713
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,512,184

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (d)	5.25%	03/01/2018	$200	$200,714
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,078,810
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	873,131
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (g)(h)	7.00%	06/01/2046	315	315,252
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,091,740
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,322,441
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,051,250
				181,679,826

Guam–4.01%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	135	150,443
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	1,250	1,396,837
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	750	830,032
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	750	821,205
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	450	476,897
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	648,643
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	790,024
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	366,197
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	586,339
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	806,685
				6,873,302

Virgin Islands–1.26%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (g)	5.00%	09/01/2029	665	711,417
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	700	581,721
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2030	770	860,875
				2,154,013
TOTAL INVESTMENTS(l)–111.34% (Cost $178,537,581)				190,707,141
FLOATING RATE NOTE OBLIGATIONS–(11.61)% Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1D)(m)				(19,890,000)
OTHER ASSETS LESS LIABILITIES–0.27%				467,369
NET ASSETS–100.00%				$171,284,510

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGM	—Assured Guaranty Municipal Corp.	PILOT	—Payment-in-Lieu-of-Tax
AMBAC	—American Municipal Bond Assurance Corp.	RB	—Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	Ref.	—Refunding
CAB	—Capital Appreciation Bonds	Sec.	—Secured
GO	—General Obligation	SGI	—Syncora Guarantee, Inc.
IDR	—Industrial Development Revenue Bonds	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
Jr.	—Junior	VRD	—Variable Rate Demand
LOC	—Letter of Credit

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Zero coupon bond issued at a discount.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(g)	Security subject to the alternative minimum tax.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $6,903,115, which represented 4.03% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Fund’s investments with a value of $33,409,808 are held by TOB Trusts and serve as collateral for the $19,890,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco New York Tax Free Income Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $10,800,604 and $9,340,689, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,702,685
Aggregate unrealized (depreciation) of investment securities	(726,789)
Net unrealized appreciation of investment securities	$11,975,896
Cost of investments for tax purposes is $178,731,245.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	TEC-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.79%

Alabama–2.38%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$860,000	$860,000

California–5.60%

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(a)(b)	0.72%	11/01/2026	1,125,000	1,125,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.75%	05/01/2034	880,000	880,000
Metropolitan Water District of Southern California (The); Series 2009 A-2, Ref. Floating Rate RB(d)(e)	0.94%	07/10/2017	20,000	20,000
				2,025,000

Colorado–3.85%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	07/01/2034	390,000	390,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	1,000,000	1,002,417
				1,392,417

Delaware–0.42%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.78%	09/01/2036	150,000	150,000

Florida–3.28%

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	0.78%	11/01/2038	1,185,000	1,185,000

Georgia–6.64%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(f)(g)	0.83%	01/01/2029	430,000	430,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.74%	09/01/2035	1,320,000	1,320,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	350,000	351,209
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(f)(g)	1.07%	12/01/2018	200,000	200,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	09/01/2020	100,000	100,000
				2,401,209

Illinois–6.07%

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris Bank N.A.)(a)(b)(f)	0.88%	10/01/2017	10,000	10,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.74%	12/01/2046	820,000	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.(The))(a)(b)	0.79%	01/01/2037	565,000	565,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(g)	0.95%	12/01/2039	555,000	555,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris Bank N.A.)(a)(b)(g)	0.83%	04/01/2022	245,000	245,000
				2,195,000

Indiana–8.89%

Fort Wayne (City of) (University of St, Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.78%	08/01/2028	275,000	275,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	0.81%	06/01/2035	275,000	275,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(a)(b)(c)	0.77%	06/01/2040	1,185,000	1,185,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.)(a)(b)(g)	0.83%	03/01/2022	$205,000	$205,000
Purdue University; Series 2011 A, VRD COP(a)	0.71%	07/01/2035	853,500	853,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.77%	10/01/2019	420,000	420,000
				3,213,500

Louisiana–0.96%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.75%	07/01/2047	345,000	345,000

Massachusetts–2.77%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(a)(b)	0.98%	03/01/2039	1,000,000	1,000,000

Michigan–0.89%

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	03/01/2031	220,000	220,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2031	100,000	100,000
				320,000

Minnesota–2.99%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)(b)	0.87%	11/15/2031	1,080,000	1,080,000

Missouri–2.88%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	0.81%	11/01/2037	580,000	580,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.75%	02/01/2031	425,000	425,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	0.88%	12/01/2019	35,000	35,000
				1,040,000

Nebraska–0.84%

Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.)(a)(b)	1.17%	10/01/2042	305,000	305,000

New York–7.64%

New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC-HSBC Bank, USA N.A.)(a)(b)(c)	0.79%	11/01/2036	1,270,000	1,270,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	0.88%	05/01/2048	1,040,000	1,040,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	0.85%	11/01/2049	450,000	450,000
				2,760,000

North Carolina–4.74%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.74%	12/01/2021	900,000	900,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.77%	05/01/2036	815,000	815,000
				1,715,000

Ohio–4.09%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(f)(g)	0.95%	01/01/2034	230,000	230,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.78%	08/02/2038	810,000	810,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(a)(b)	0.74%	05/01/2026	$440,000	$440,000
				1,480,000

Pennsylvania–6.44%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	0.78%	11/01/2039	422,000	422,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(a)(b)	0.95%	11/01/2030	165,000	165,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(g)	0.92%	12/01/2026	575,000	575,000
Philadelphia (City of); Series 2017 C-3, Airport Commercial Paper RN (LOC-Wells Fargo Bank, N.A.)(b)	0.99%	06/06/2017	1,150,000	1,150,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(a)(b)	0.77%	07/01/2027	15,000	15,000
				2,327,000

South Carolina–3.98%

South Carolina (State of) Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(f)	1.00%	07/01/2017	70,000	70,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008D, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.75%	11/01/2025	1,370,000	1,370,000
				1,440,000

Tennessee–1.45%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.)(a)(b)(f)	0.82%	06/01/2024	525,000	525,000

Texas–9.97%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	0.80%	08/01/2035	1,405,000	1,405,000
Houston (City of); Series G-2, General Obligation Commercial Paper Notes	0.96%	06/21/2017	800,000	800,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.77%	01/01/2049	600,000	600,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.76%	08/01/2025	800,000	800,000
				3,605,000

Utah–5.49%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	0.78%	11/01/2024	1,460,000	1,460,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.76%	05/15/2035	100,000	100,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	200,000	200,521
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	0.83%	04/01/2042	225,000	225,000
				1,985,521

Virginia–1.11%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.76%	08/01/2037	400,000	400,000

Washington–0.55%

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(g)	0.84%	11/01/2023	200,000	200,000

West Virginia–3.87%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.82%	01/01/2034	1,400,000	1,400,000
TOTAL INVESTMENTS(h)(i)–97.79% (Cost $35,349,647)				35,349,647
OTHER ASSETS LESS LIABILITIES–2.21% 800,307
NET ASSETS–100.00%				$36,149,954

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.2%; other countries less than 5% each: 7.9%.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $1,465,000, which represented 4.05% of the Fund’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                    Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.